  As filed with the Securities and Exchange Commission on February 26, 1999



                                     Securities Act File No. 333-11283

                         Investment Company Act File Act No. 811-07797

 ============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|
                  PRE-EFFECTIVE AMENDMENT NO.                               | |
                  POST-EFFECTIVE AMENDMENT NO. 13                           |X|


                                    and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                  AMENDMENT NO. 14

                       (Check appropriate box or boxes)

                           STYLE SELECT SERIES, INC.
              (Exact Name of Registrant as Specified in Charter)

                             The SunAmerica Center
                               733 Third Avenue
                              New York, NY 10017
               (Address of Principal Executive Office)(Zip Code)

      Registrant's telephone number, including area code: (800) 858-8850


                             Robert M. Zakem, Esq.
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                            New York, NY 10017-3204
                   (Name and Address for Agent for Service)


                                   Copy to:
                            Margery K. Neale, Esq.
                     Swidler Berlin Shereff Friedman, LLP
                               919 Third Avenue
                              New York, NY 10022


      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


             It is proposed that this filing will become effective
             (check appropriate box)
                    |_| immediately upon filing pursuant to paragraph (b) |X| on February 28, 1999 pursuant to paragraph (b)

                    |_| 60 days after filing pursuant to paragraph (a)(1)

                    |_| on (date) pursuant to paragraph (a)(1)

                    |_| 75 days after filing pursuant to paragraph (a)(2)

                    |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


                  If appropriate, check the following box:
                    |_| This post-effective amendment designates a new
                        effective date for a previously filed
                        post-effective amendment.

================================================================================
                                              PROSPECTUS


                              March 1, 1999

================================================================================



STYLE SELECT SERIES(R)

LARGE-CAP GROWTH PORTFOLIO
MID-CAP GROWTH PORTFOLIO
AGGRESSIVE GROWTH PORTFOLIO
LARGE-CAP BLEND PORTFOLIO
LARGE-CAP VALUE PORTFOLIO
VALUE PORTFOLIO
SMALL-CAP VALUE PORTFOLIO
INTERNATIONAL EQUITY PORTFOLIO

The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation
to the contrary is a criminal offense.

                                                              [LOGO]  SUNAMERICA
                                                                    MUTUAL FUNDS

                                TABLE OF CONTENTS

FUND HIGHLIGHTS................................................................3

FINANCIAL HIGHLIGHTS..........................................................21

SHAREHOLDER ACCOUNT INFORMATION...............................................26

MORE INFORMATION ABOUT THE PORTFOLIOS.........................................39
            Investment Strategies.............................................39
            Glossary..........................................................44

                        Investment Terminology................................44
                        Risk Terminology......................................46

FUND MANAGEMENT...............................................................48

FUND HIGHLIGHTS


The following questions and answers are designed to give you an overview of Style Select Series, Inc. (the "Fund"), and to provide you with information about eight of the Fund's separate Portfolios and their investment goals, principal strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolios," which is on page 39, and the glossary that follows on page 44.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, STRATEGIES AND TECHNIQUES?


A:


------------------------------------------------------------------------------------------------------------------------------------
     Fund          Investment                Principal                             Principal Investment Techniques
                     Goal                   Investment
                                             Strategy
------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP          long-term                  growth               invests primarily in equity securities (including, when
GROWTH             growth of                                       appropriate, by active trading) selected on the basis of
PORTFOLIO          capital                                         growth criteria, issued by companies with market
                                                                   capitalizations of over $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP            long-term                  growth               invests primarily in equity securities (including, when
GROWTH             growth of                                       appropriate, by active trading) selected on the basis of
PORTFOLIO          capital                                         growth criteria, issued by companies with  market
                                                                   capitalizations between $1 billion and $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE         long-term                  growth               invests primarily in equity securities (including, when
GROWTH             growth of                                       appropriate, by active trading) selected on the basis of
PORTFOLIO          capital                                         growth criteria, issued by companies selected without
                                                                   regard to market capitalizations, except that they will generally have market capitalizations of less than $1 billion or between $1 billion and $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP          long-term                  growth and           invests primarily in equity securities (including, when
BLEND              growth of                  value                appropriate, by active trading) selected to achieve a blend
PORTFOLIO          capital and                                     of growth companies, value companies and companies that
                   current                                         the Advisers believe have elements of growth and value,
                   income                                          issued by companies with market capitalizations of over $5 billion at the time of purchase.  Each Adviser may
                                                                   emphasize either a growth orientation or a value
                                                                   orientation at any particular time.
------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP          long-term                  value                invests primarily in equity securities (including, when
VALUE              growth of                                       appropriate, by active trading) selected on the basis of
PORTFOLIO          capital                                         value criteria, issued by companies with market
                                                                   capitalizations of over $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
VALUE              long-term                  value                invests primarily in equity securities (including, when
PORTFOLIO          growth of                                       appropriate, by active trading) selected on the basis of
                                                                   capital value criteria, issued by companies selected without regard to market capitalizations, except that the Portfolio as a whole generally expects to have a significant portion of its total assets invested in securities of companies with market capitalizations between $1 billion and $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP          long-term                  value                invests primarily in equity securities (including, when
VALUE              growth of                                       appropriate, by active trading) selected on the basis of
PORTFOLIO          capital                                         value criteria, issued by companies with market
                                                                   capitalizations of less than $1 billion at the time of
                                                                   purchase
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      long-term                  international        invests primarily in equity securities (including, when
EQUITY             growth of                                       appropriate, by active trading) and other securities with
PORTFOLIO          capital                                         equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without
                                                                   regard to market capitalization at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------



     [Margin note: A Portfolio engages in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.]


     [Margin note: The "GROWTH" ORIENTED philosophy to which the Large-Cap Growth, Mid-Cap Growth, Aggressive Growth and Large-Cap Blend Portfolios partly subscribe-that of investing in securities which are believed: to offer the potential for capital appreciation-focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]


     [Margin note: The "VALUE" ORIENTED philosophy to which the Large-Cap Blend, Large-Cap Value, Value and Small-Cap Value Portfolios partly subscribe-that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market.]


     [Margin note: The strategy of "INTERNATIONAL" INVESTING that the International Equity Portfolio follows involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.]



     [Margin note: "COUNTRY ALLOCATION" is an investment strategy by which an Adviser purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks. This research may include, but is not limited to, data and forecasts about general regional economic strength, political and economic stability, and valuation of currency.]


     [Margin note: MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.]

With the exception of the International Equity Portfolio, which has two different Advisers, each portfolio provides investors with access to at least three different professional Advisers, each with its own distinct investment methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.


SunAmerica will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.


SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then re-allocate cash flows among the Advisers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. SunAmerica does not intend, but reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio, while the chart on page 40 describes various additional risks.


     RISKS OF INVESTING IN EQUITY SECURITIES


          All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions-for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.


     RISKS OF NON-DIVERSIFICATION


          Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.


     ADDITIONAL PRINCIPAL RISKS


          Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.


     ADDITIONAL RISKS SPECIFIC TO THE MID-CAP GROWTH PORTFOLIO


          Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. The Mid-Cap Growth Portfolio may be riskier than the Large-Cap Growth, Large-Cap Blend or Large-Cap Value Portfolios.


     ADDITIONAL RISKS SPECIFIC TO THE AGGRESSIVE GROWTH PORTFOLIO AND SMALL-CAP VALUE PORTFOLIO


          Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. These Portfolios may be riskier than the Large-Cap Growth, Mid-Cap Growth, Large-Cap Blend or Large-Cap Value Portfolios.

     ADDITIONAL RISKS SPECIFIC TO THE INTERNATIONAL EQUITY PORTFOLIO


     While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.


Q:   HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?


A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Large-Cap Growth Portfolio


1998
29.80%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 25.42% (quarter ended 12/31/98) and the lowest return for a quarter was -11.64% (quarter ended 9/30/98).


--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                    PAST ONE YEAR               RETURN SINCE INCEPTION****
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio* Class A                       23.28%                              15.72%
--------------------------------------------------------------------------------------------------------------------------------
                            Class B                       25.80%                              17.48%
--------------------------------------------------------------------------------------------------------------------------------
                            Class II                      27.53%                              19.60%
--------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Index**                                      38.71%                              32.66%
--------------------------------------------------------------------------------------------------------------------------------
Morningstar Large-Cap Growth Category***                  35.99%                              27.28%
--------------------------------------------------------------------------------------------------------------------------------


*  Includes sales charges.

** The Russell 1000(Registered) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1,404.7 million.


*** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On December
     1, 1998, the Class C shares were redesignated Class II shares.

Mid-Cap Growth Portfolio


1997        1998
13.29%      21.33%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 28.41% (quarter ended 12/31/98) and the lowest return for a quarter was -18.25% (quarter ended 9/30/98).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             RETURN SINCE INCEPTION****
                                                                           ---------------------------------------------------------
Average Annual Total Returns (As                                                           Russell              Morningstar
Of The Calendar Year Ended                                                 Fund            Mid-Cap              Mid-Cap
December 31, 1998)                                      Past One Year                       Index**             Growth Category***
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio*        Class A                    15.24%          13.09%          18.97%              17.16%
------------------------------------------------------------------------------------------------------------------------------------
                                 Class B                    17.33%          13.90%          18.97%              17.16%
------------------------------------------------------------------------------------------------------------------------------------
                                 Class II                   19.18%          20.72%          22.34%              20.18%
------------------------------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Index**                                     17.03%                                    See Above
------------------------------------------------------------------------------------------------------------------------------------
Morningstar Mid-Cap Growth Category***                      19.35%                                    See Above
------------------------------------------------------------------------------------------------------------------------------------


*    Includes sales charges.

** Russell Midcap(trademark) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $3.7 billion; the median market capitalization was approximately $2.9 billion. The largest company in the index had an approximate market capitalizaiton of $10.3 billion.

*** Developed by Morningstar, the Morningstar Mid-Cap Growth Category currently reflects a group of 173 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.


**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

Aggressive Growth Portfolio


1997         1998
23.87%       30.58%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 32.67% (quarter ended 12/31/98) and the lowest return for a quarter was -15.85% (quarter ended 9/30/98).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          RETURN SINCE INCEPTION****
                                                                         -----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS                                                          Russell                Morningstar
OF THE CALENDAR YEAR ENDED                                                 Fund           2500                   Aggressive
DECEMBER 31, 1998)                                      PAST ONE YEAR                     Growth Index**         Growth Category***
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio*      Class A                  23.99%         24.73%         12.79%                   13.92%
------------------------------------------------------------------------------------------------------------------------------------
                                  Class B                  26.58%         25.96%         12.79%                   13.92%
------------------------------------------------------------------------------------------------------------------------------------
                                  Class II                 28.27%         26.92%         15.00%                   16.33%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index**                                  9.84%                                   See Above
------------------------------------------------------------------------------------------------------------------------------------
Morningstar Aggressive Growth Category***                   13.53%                                   See Above
------------------------------------------------------------------------------------------------------------------------------------


*   Includes sales charges.

** The Russell 2500(Trademark) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.


*** Developed by Morningstar, the Morningstar Aggressive Growth Category currently reflects a group of 123 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.




**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

Large-Cap Blend Portfolio


1998
12.38%

(Class B)

During the period shown in the bar chart, the highest return for a quarter was 18.70% (quarter ended 12/31/98) and the lowest return for a quarter was -13.91% (quarter ended 9/30/98).


-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                          PAST ONE YEAR                  RETURN SINCE INCEPTION****
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio*       Class A                        6.60%                                  6.46%
-----------------------------------------------------------------------------------------------------------------------------
                                 Class B                        8.38%                                  7.82%
-----------------------------------------------------------------------------------------------------------------------------
                                 Class II                      10.26%                                 10.15%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index**                                                28.57%                                 25.97%
-----------------------------------------------------------------------------------------------------------------------------
Morningstar Large-Cap Blend Category***                        21.74%                                 18.74%
-----------------------------------------------------------------------------------------------------------------------------


*    Includes sales charges.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

*** Developed by Morningstar, the Morningstar Large-Cap Blend Category currently reflects a group of 429 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On December
     1, 1998, the Class C shares were redesignated Class II shares.

Large-Cap Value Portfolio


1998
8.06%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended 12/31/98) and the lowest return for a quarter was -13.83% (quarter ended 9/30/98).


----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                         PAST ONE YEAR             RETURN SINCE INCEPTION****
----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio*         Class A                        2.48%                             0.35%
----------------------------------------------------------------------------------------------------------------------
                                   Class B                        4.06%                             1.42%
----------------------------------------------------------------------------------------------------------------------
                                   Class II                       5.98%                             3.84%
----------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                                       15.43%                            16.72%
----------------------------------------------------------------------------------------------------------------------
Morningstar Large-Cap Value Category***                          12.69%                            11.06%
----------------------------------------------------------------------------------------------------------------------


*    Includes sales charges.

** The Russell 1000(Registered) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


*** Developed by Morningstar, the Morningstar Large-Cap Value Category currently reflects a group of 263 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On December
     1, 1998, the Class C shares were redesignated Class II shares.

Value Portfolio


1997         1998
28.67%       -0.57%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 16.51% (quarter ended 12/31/98) and the lowest return for a quarter was -18.66% (quarter ended 9/30/98).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           RETURN SINCE INCEPTION****
                                                                           ---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS                                                             Russell               Morningstar
OF THE CALENDAR YEAR ENDED                                                   Fund            Mid-Cap               Mid-Cap
DECEMBER 31, 1998)                                        PAST ONE YEAR                      Value Index**         Value Category***
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio*                   Class A                   -5.69%         11.04%          14.13%                   14.05%
------------------------------------------------------------------------------------------------------------------------------------
                                   Class B                   -4.57%         11.84%          14.13%                   14.05%
------------------------------------------------------------------------------------------------------------------------------------
                                   Class II                  -2.56%         10.16%          16.58%                   16.49%
------------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index**                                   1.32%                                     See Above
------------------------------------------------------------------------------------------------------------------------------------
Morningstar Mid-Cap Value Category***                          1.12%                                     See Above
------------------------------------------------------------------------------------------------------------------------------------



*    Includes sales charges.

** The Russell Midcap(Trademark) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.


*** Developed by Morningstar, the Morningstar Mid-Cap Value Category currently reflects a group of 141 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.


**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

Small-Cap Value Portfolio


1998
-7.41%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 14.06% (quarter ended 12/31/98) and the lowest return for a quarter was -19.98% (quarter ended 9/30/98).


--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                       PAST ONE YEAR                  RETURN SINCE INCEPTION****
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio*        Class A                  -12.09%                                -10.28%
--------------------------------------------------------------------------------------------------------------------------
                                  Class B                  -11.41%                                 -9.83%
--------------------------------------------------------------------------------------------------------------------------
                                  Class II                  -9.26%                                 -7.18%
--------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index**                                  -6.45%                                 -4.05%
--------------------------------------------------------------------------------------------------------------------------
Morningstar Small-Cap Value Category***                     -6.28%                                 -7.24%
--------------------------------------------------------------------------------------------------------------------------



*    Includes sales charges.

** The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) Index of the 2000 smallest companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.


*** Developed by Morningstar, the Morningstar Small-Cap Value Category currently reflects a group of 180 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A, B and C shares commenced offering on October 15, 1997. On December
     1, 1998, the Class C shares were redesignated Class II shares.

International Equity Portfolio


1997                    1998
-3.47%                  9.60%


(Class B)


During the period shown in the bar chart, the highest return for a quarter was 15.22% (quarter ended 12/31/98) and the lowest return for a quarter was -16.47% (quarter ended 9/30/98).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            RETURN SINCE INCEPTION****
                                                                         -----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS OF                                                         MSCI                   Morningstar
THE CALENDAR YEAR ENDED DECEMBER                                            Fund            EAFE                   Foreign
31, 1998)                                            PAST ONE YEAR                          Index**                Stock Category***
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio*    Class A               3.93%                0.73%          10.37%                    9.13%
------------------------------------------------------------------------------------------------------------------------------------
                                   Class B               5.60%                1.04%          10.37%                    9.13%
------------------------------------------------------------------------------------------------------------------------------------
                                   Class II              7.51%                2.35%          12.13%                   10.67%
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index**                                       10.56%                                        See Above
------------------------------------------------------------------------------------------------------------------------------------
Morningstar Foreign Stock Category***                   12.21%                                        See Above
------------------------------------------------------------------------------------------------------------------------------------


*    Includes sales charges.

** The MSCI EAFE Index consists of foreign companies located in developed markets of 21 different countries of Europe, Australia, Asia and the Far East.

*** Developed by Morningstar, the Morningstar Foreign Stock Category currently reflects a group of 302 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.


**** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.


Q:   WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                      LARGE-CAP GROWTH          MID-CAP GROWTH           AGGRESSIVE GROWTH       LARGE-CAP BLEND
                                         PORTFOLIO                PORTFOLIO                  PORTFOLIO              PORTFOLIO
                                  ---------------------    -----------------------    ---------------------    ---------------------
                                  CLASS   CLASS   CLASS    CLASS    CLASS   CLASS     CLASS   CLASS  CLASS     CLASS    CLASS  CLASS
                                    A       B      II        A        B       II        A       B      II        A        B     II
                                  -----   -----   -----    -----    -----    -----    -----   -----   -----    -----    -----  -----
SHAREHOLDER FEES (fees paid
directly from your
investment)

    Maximum Sales Charge
    (Load) Imposed on Pur-
    chases (as a percentage of
    offering price)(1)..........   5.75%  None    1.00%     5.75%   None     1.00%     5.75%  None    1.00%     5.75%   None   1.00%

    Maximum Deferred Sales
    Charge (Load) (as a per-
    centage of amount
    redeemed)(2)................   None   4.00%   1.00%     None    4.00%    1.00%     None   4.00%   1.00%     None    4.00%  1.00%

                                      LARGE-CAP GROWTH          MID-CAP GROWTH           AGGRESSIVE GROWTH       LARGE-CAP BLEND
                                         PORTFOLIO                PORTFOLIO                  PORTFOLIO              PORTFOLIO
                                  ---------------------    -----------------------    ---------------------    ---------------------
                                  CLASS   CLASS   CLASS    CLASS    CLASS   CLASS     CLASS   CLASS  CLASS     CLASS    CLASS  CLASS
                                    A       B      II        A        B       II        A       B      II        A        B     II
                                  -----   -----   -----    -----    -----    -----    -----   -----   -----    -----    -----  -----
  Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends........     None   None    None      None    None     None      None   None    None      None    None   None

  Redemption Fee(3)...........     None   None    None      None    None     None      None   None    None      None    None   None

  Exchange Fee................     None   None    None      None    None     None      None   None    None      None    None   None

  Maximum Account Fee              None   None    None      None    None     None      None   None    None      None    None   None

  GROSS ANNUAL FUND
  OPERATING EXPENSES
  (expenses that are deducted
  from Fund assets)

  Management Fees.............     1.00%  1.00%   1.00%     1.00%   1.00%    1.00%     1.00%  1.00%   1.00%     1.00%   1.00%  1.00%

  Distribution (12b-1)
  Fees(4).....................     0.35%  1.00%   1.00%     0.35%   1.00%    1.00%     0.35%  1.00%   1.00%     0.35%   1.00%  1.00%

  Other Expenses..............     1.15%  1.23%   1.85%      .73%    .76%     .82%      .70%   .71%    .87%     1.05%   1.10%  2.54%
                                   ----   ----    ----      ----    ----     ----      ----   ----    ----      ----    ----   ----
Total Gross Annual Fund
    Operating Expenses .........   2.50%  3.23%   3.85%     2.08%   2.76%    2.82%     2.05%  2.71%   2.87%     2.40%   3.10%  4.54%
                                   ====   ====    ====      ====    ====     ====      ====   ====    ====      ====    ====   ====

Expense Reimbursement (5)           .72%   .80%   1.42%      .30%    .33%     .39%      .27%   .28%    .44%      .62%    .67%  2.11%

Net Expenses                       1.78%  2.43%   2.43%     1.78%   2.43%    2.43%     1.78%  2.43%   2.43%     1.78%   2.43%  2.43%


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3)  A $15.00 fee may be imposed on wire redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.


                                   LARGE-CAP VALUE                                     SMALL-CAP VALUE      INTERNATIONAL EQUITY
                                      PORTFOLIO             VALUE PORTFOLIO              PORTFOLIO               PORTFOLIO
                               ---------------------    -----------------------    ---------------------    ---------------------
                               CLASS   CLASS   CLASS    CLASS    CLASS   CLASS     CLASS   CLASS  CLASS     CLASS    CLASS  CLASS
                                 A       B      II        A        B       II        A       B      II        A        B     II
                               -----   -----   -----    -----    -----    -----    -----   -----   -----    -----    -----  -----
SHAREHOLDER FEES
(fees paid directly
from your investment)

    Maximum Sales
    Charge (Load)
    Imposed on Pur-
    chases (as a per-
    centage of offering
    price)(1)...........       5.75%   None    1.00%     5.75%   None     1.00%     5.75%  None    1.00%     5.75%   None   1.00%

    Maximum
    Deferred Sales
    Charge (Load) (as
    a percentage of
    amount
    redeemed)(2)........       None    4.00%   1.00%     None    4.00%    1.00%     None   4.00%   1.00%     None    4.00%  1.00%

    Maximum Sales
    Charge (Load) Im-
    posed on
    Reinvested
    Dividends...........       None    None    None      None    None     None      None   None    None      None    None   None

    Redemption Fee(3)...       None    None    None      None    None     None      None   None    None      None    None   None

    Exchange Fee........       None    None    None      None    None     None      None   None    None      None    None   None

    Maximum Account            None    None    None      None    None     None      None   None    None      None    None   None
    Fee

    ANNUAL FUND
    OPERATING EXPENSES
    (expenses that are
    deducted from Fund
    assets)

    Management Fees.....       1.00%   1.00%   1.00%     1.00%   1.00%    1.00%     1.00%  1.00%   1.00%     1.10%   1.10%  1.10%

    Distribution (12b-
    1) Fees(4)..........       0.35%   1.00%   1.00%     0.35%   1.00%    1.00%     0.35%  1.00%   1.00%     0.35%   1.00%  1.00%

    Other Expenses......       1.10%   1.04%   1.57%      .60%    .62%     .64%     1.09%  1.05%   1.48%     1.03%   1.06%  1.13%
                               ----    ----    ----      ----    ----     ----      ----   ----    ----      ----    ----   ----

                                   LARGE-CAP VALUE                                     SMALL-CAP VALUE      INTERNATIONAL EQUITY
                                      PORTFOLIO             VALUE PORTFOLIO              PORTFOLIO               PORTFOLIO
                               ---------------------    -----------------------    ---------------------    ---------------------
                               CLASS   CLASS   CLASS    CLASS    CLASS   CLASS     CLASS   CLASS  CLASS     CLASS    CLASS  CLASS
                                 A       B      II        A        B       II        A       B      II        A        B     II
                               -----   -----   -----    -----    -----    -----    -----   -----   -----    -----    -----  -----
Total Annual Fund
    Operating
    Expenses ...........       2.45%   3.04%   3.57%     1.95%   2.62%    2.64%     2.44%  3.05%   3.48%     2.48%   3.16%  3.23%
                               ====    ====    ====      ====    ====     ====      ====   ====    ====      ====    ====   ====

Expense
Reimbursement (5)              0.67%   0.61%   1.14%     0.17%   0.19%    0.21%     0.66%  0.62%   1.05%     0.45%   0.48%  0.55%

Net Expenses                   1.78%   2.43%   2.43%     1.78%   2.43%    2.43%     1.78%  2.43%   2.43%     2.03%   2.68%  2.68%


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3)  A $15.00 fee may be imposed on wire redemptions.


(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

                                         1 Year    3 Years   5 Years    10 Years
                                         ------    -------   -------    --------
LARGE-CAP GROWTH PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

MID-CAP GROWTH PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

AGGRESSIVE GROWTH PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

LARGE-CAP BLEND PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

LARGE-CAP VALUE PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

VALUE PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

SMALL-CAP VALUE PORTFOLIO
          (Class A shares) ..........      $ 745     $1103     $1484     $2549
          (Class B shares)* .........      $ 286     $ 788     $1316     $2531
          (Class II shares) .........      $ 354     $ 850     $1383     $2839

INTERNATIONAL EQUITY PORTFOLIO
          (Class A shares) ..........      $ 769     $1175     $1605     $2798
          (Class B shares)* .........      $ 311     $ 862     $1440     $2783
          (Class II shares) .........      $ 378     $ 924     $1506     $3082

If you did not redeem your shares:


                                         1 Year    3 Years   5 Years    10 Years

                                         ------    -------   -------    --------
LARGE-CAP GROWTH PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

MID-CAP GROWTH PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

AGGRESSIVE GROWTH PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

LARGE-CAP BLEND PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

LARGE-CAP VALUE PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

VALUE PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

SMALL-CAP VALUE PORTFOLIO
            (Class A shares) ........      $ 745     $1103     $1484     $2549
            (Class B shares)* .......      $ 246     $ 758     $1296     $2531
            (Class II shares) .......      $ 344     $ 850     $1383     $2839

INTERNATIONAL EQUITY PORTFOLIO
            (Class A shares) ........      $ 769     $1175     $1605     $2798
            (Class B shares)* .......      $ 271     $ 832     $1420     $2783
            (Class II shares) .......      $ 368     $ 924     $1506     $3082


* Class B shares convert to Class A shares approximately seven years after purchase. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

FINANCIAL HIGHLIGHTS


The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


LARGE CAP GROWTH
PORTFOLIO



                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from              Total
             Period              beginning     Income     and un-      ment      Investment     capital            distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains             butions
----------------------------------------------------------------------------------------------------------------------------
                                                                     Class A
10/15/97 - 10/31/97...........    $12.50       $  --      $(0.71)     $(0.71)     $  --          $  --              $  --

10/31/98......................     11.79        (0.11)      2.05        1.94       (0.01)           --               (0.01)

                                                                     Class B         --             --                 --
10/15/97 - 10/31/97...........     12.50           --      (0.71)      (0.71)        --             --                 --

10/31/98......................     11.79        (0.21)      2.04        1.83         --             --                 --


                                                                      Class C
10/15/97 - 10/31/97...........     12.50          --       (0.72)      (0.72)        --             --                 --

10/31/98......................     11.78        (0.20)      2.04        1.84         --             --                 --

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
10/15/97 - 10/31/97...........         $11.79        (5.68)%        $23,609      1.78%(3)       0.34%(3)       1%
10/31/98......................          13.72        16.42           14,390      1.78          (0.90)         30

                                                                  Class B
10/15/97 - 10/31/97...........          11.79        (5.68)             773      2.43(3)       (0.84)(3)       1
10/31/98......................          13.62        15.54           26,125      2.43          (1.54)         30

                                                                  Class C
10/15/97 - 10/31/97...........          11.78        (5.76)             166      2.43(3)       (0.42)(3)       1
10/31/98......................          13.62        15.64            7,317      2.43          (1.54)         30


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                 10/31/97    10/31/98
                                 --------    --------

Large-Cap Growth A............    0.59%        0.72%
Large-Cap Growth B............    1.53%        0.80%
Large-Cap Growth C............    3.29%        1.42%

MID-CAP GROWTH
PORTFOLIO



                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from            Total
             Period              beginning     Income     and un-      ment      Investment     capital          distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains           butions
--------------------------------------------------------------------------------------------------------------------------
                                                                     Class A
11/19/96 - 10/31/97...........    $12.50       $(0.16)    $1.37       $1.21       $   --         $   --           $   --

10/31/98......................     13.71        (0.18)     1.07        0.89           --             --               --


                                                                     Class B
11/19/96 - 10/31/97...........     12.50        (0.25)     1.38        1.13           --             --               --

10/31/98......................     13.63        (0.27)     1.06        0.79           --             --               --

                                                                     Class C
3/06/97 - 10/31/97............     11.93        (0.18)     1.89        1.71           --             --               --

10/31/98......................     13.64        (0.27)     1.06        0.79           --             --               --

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
11/19/96 - 10/31/97...........         $13.71        9.68%         $18,404       1.85%(3)       (1.19)%(3)    97%
10/31/98......................          14.60        6.49           32,115       1.78           (1.19)        135

                                                                  Class B
11/19/96 - 10/31/97...........          13.63        9.04           35,739       2.47(3)        (1.92)(3)      97
10/31/98......................          14.42        5.80           58,555       2.43           (1.84)        135

                                                                  Class C
3/06/97 - 10/31/97............          13.64       14.33            4,685       2.45(3)        (1.97)(3)      97
10/31/98......................          14.43        5.79            9,482       2.43           (1.84)        135


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                 10/31/97    10/31/98
                                 --------    --------
Mid-Cap Growth A..............    0.34%        0.30%
Mid-Cap Growth B..............    0.42%        0.33%
Mid-Cap Growth C..............    0.96%        0.39%



AGGRESSIVE GROWTH
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from         Total
             Period              beginning     Income     and un-      ment      Investment     capital       distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains        butions
----------------------------------------------------------------------------------------------------------------------
                                                                     Class A
11/19/96 - 10/31/97...........    $12.50       $(0.11)    $3.51       $3.40       $   --         $   --       $   --

10/31/98......................     15.90        (0.16)     0.87        0.71           --          (0.11)       (0.11)

                                                                     Class B
11/19/96 - 10/31/97...........     12.50        (0.24)     3.54        3.30           --             --           --

10/31/98......................     15.80        (0.27)     0.87        0.60           --          (0.11)       (0.11)


                                                                     Class C
3/06/97 - 10/31/97............     13.38        (0.17)     2.59        2.42           --             --           --

10/31/98......................     15.80        (0.27)     0.88        0.61           --          (0.11)       (0.11)

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
11/19/96 - 10/31/97...........         $15.90        27.20%         $38,537      1.84%(3)       (0.77)%(3)    150%
10/31/98......................          16.50         4.55           55,925      1.78           (0.95)        142

                                                                  Class B
11/19/96 - 10/31/97...........          15.80        26.40           48,594      2.47(3)        (1.58)(3)     150
10/31/98......................          16.29         3.87           74,998      2.43           (1.60)        142

                                                                  Class C
3/06/97 - 10/31/97............          15.80        18.09            5,939      2.45(3)        (1.68)(3)     150
10/31/98......................          16.30         3.94           10,568      2.43           (1.60)        142


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                 10/31/97    10/31/98
                                 --------    --------

Aggressive Growth A...........    0.26%        0.27%
Aggressive Growth B...........    0.32%        0.28%
Aggressive Growth C...........    0.73%        0.44%

LARGE-CAP BLEND
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from        Total
             Period              beginning     Income     and un-      ment      Investment     capital      distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains       butions
--------------------------------------------------------------------------------------------------------------------
                                                                     Class A
10/15/97 - 10/31/97...........    $12.50       $0.01      $(0.53)     $(0.52)     $   --         $   --     $   --

10/31/98......................     11.98        0.03        1.04        1.07       (0.01)            --      (0.01)

                                                                      Class B
10/15/97 - 10/31/97...........     12.50          --       (0.54)      (0.54)         --             --         --

10/31/98......................     11.96       (0.07)       1.08        1.01       (0.01)            --      (0.01)

                                                                      Class C
10/15/97 - 10/31/98...........     12.50                   (0.53)      (0.53)         --             --         --

10/31/98......................     11.97       (0.07)       1.06        0.99       (0.01)            --      (0.01)


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
10/15/97 - 10/31/97...........         $11.98        (4.16)%        $23,593      1.78%(3)       1.35%(3)      2%
10/31/98......................          13.04         8.95            9,799      1.78           0.22          98

                                                                  Class B
10/15/97 - 10/31/97...........          11.96        (4.24)             941      2.43(3)        0.29(3)        2
10/31/98......................          12.96         8.43           16,157      2.43          (0.52)         98

                                                                  Class C
10/15/97 - 10/31/98...........          11.97        (4.24)             143      2.43(3)        0.54(3)        2
10/31/98......................          12.95         8.26            2,490      2.43          (0.53)         98


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                 10/31/97    10/31/98
                                 --------    --------

Large-Cap Blend A.............    0.58%        0.62%
Large-Cap Blend B.............    1.26%        0.67%
Large-Cap Blend C.............    3.12%        2.11%


LARGE-CAP VALUE
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from        Total
             Period              beginning     Income     and un-      ment      Investment     capital      distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains       butions
----------------------------------------------------------------------------------------------------------------------
                                                                     Class A
10/15/97 - 10/31/97...........    $12.50       $0.01      $(0.65)     $(0.64)     $   --         $   --      $   --

10/31/98......................     11.86        0.03        0.71        0.74       (0.01)            --       (0.01)

                                                                     Class B
10/15/97 - 10/31/97...........     12.50          --       (0.64)      (0.64)         --             --          --

10/31/98......................     11.86       (0.04)       0.69        0.65          --             --          --

                                                                     Class C
10/15/97 - 10/31/97...........     12.50          --       (0.64)      (0.64)         --             --          --

10/31/98......................     11.86       (0.04)       0.69        0.65          --             --          --

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
10/15/97 - 10/31/97...........         $11.86        (5.12)%        $23,240      1.78%(3)       1.07%(3)         --%

10/31/98......................          12.59         6.22           12,921      1.78           0.22             37

                                                                  Class B
10/15/97 - 10/31/97...........          11.86        (5.12)           1,325      2.43(3)        0.22(3)          --

10/31/98......................          12.51         5.52           28,149      2.43          (0.34)            37

                                                                  Class C
10/15/97 - 10/31/97...........          11.86        (5.12)             172      2.43(3)        0.53(3)          --

10/31/98......................          12.51         5.52            5,823      2.43          (0.31)            37


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                 10/31/97    10/31/98
                                 --------    --------

Large-Cap Value A.............    0.58%        0.67%
Large-Cap Value B.............    1.16%        0.61%
Large-Cap Value C.............    3.22%        1.14%

VALUE PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from         Total
             Period              beginning     Income     and un-      ment      Investment     capital       distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains        butions
---------------------------------------------------------------------------------------------------------------------
                                                                     Class A
11/19/96 - 10/31/97..........     $12.50       $   --     $3.59       $3.59       $   --         $   --      $   --

10/31/98.....................      16.09           --     (0.51)      (0.51)          --          (0.59)      (0.59)

                                                                     Class B
11/19/96 - 10/31/97..........      12.50        (0.11)     3.61        3.50           --             --          --

10/31/98.....................      16.00        (0.10)    (0.50)      (0.60)          --          (0.59)      (0.59)

                                                                     Class C
03/06/97 - 10/31/97..........      13.56        (0.08)     2.52        2.44           --             --          --

10/31/98.....................      16.00        (0.11)    (0.49)      (0.60)          --          (0.59)      (0.59)

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
11/19/96 - 10/31/97..........          $16.09        28.72%         $48,377      1.84%(3)          --%(3)     48%

10/31/98.....................           14.99        (3.32)          71,116      1.78           (0.01)        69

                                                                  Class B
11/19/96 - 10/31/97..........           16.00        28.00           77,534      2.46(3)        (0.74)(3)     48
10/31/98.....................           14.81        (3.92)         111,030      2.43           (0.66)        69

                                                                  Class C
03/06/97 - 10/31/97..........           16.00        17.99            9,384      2.45(3)        (0.78)(3)     48
10/31/98.....................           14.81        (3.92)          15,260      2.43           (0.66)        69


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                               10/31/97     10/31/98
                               --------     --------

Value A......................    0.28%       0.17%
Value B......................    0.34%       0.19%
Value C......................    0.63%       0.21%




SMALL-CAP VALUE
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from          Total
             Period              beginning     Income     and un-      ment      Investment     capital        distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains         butions
-----------------------------------------------------------------------------------------------------------------------
                                                                     Class A
10/15/97 - 10/31/97..........     $12.50       $0.01      $(0.37)     $(0.36)     $   --         $   --        $   --

10/31/98.....................      12.14        0.05       (1.36)      (1.31)      (0.01)            --         (0.01)

                                                                     Class B
10/15/97 - 10/31/97..........      12.50        0.01       (0.38)      (0.37)         --             --            --

10/31/98.....................      12.13       (0.05)      (1.33)      (1.38)      (0.01)            --         (0.01)

                                                                     Class C
10/15/97 - 10/31/97..........      12.50        0.01       (0.37)      (0.36)         --             --            --

10/31/98.....................      12.14       (0.06)      (1.33)      (1.39)      (0.01)            --         (0.01)

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
10/15/97 - 10/31/97..........          $12.14         (2.88)%       $21,346      1.78%(3)       2.57%(3)          --%

10/31/98.....................           10.82        (10.79)         15,051      1.78           0.42              50

                                                                  Class B
10/15/97 - 10/31/97..........           12.13         (2.96)          3,112      2.43(3)        1.75(3)           --

10/31/98.....................           10.74        (11.40)         25,954      2.43          (0.44)             50

                                                                  Class C
10/15/97 - 10/31/97..........           12.14         (2.88)            525      2.43(3)        1.75(3)           --

10/31/98.....................           10.74        (11.47)          5,968      2.43          (0.48)             50


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                               10/31/97     10/31/98
                               --------     --------

Small-Cap Value A............    0.57%       0.66%
Small-Cap Value B............    0.74%       0.62%
Small-Cap Value C............    1.42%       1.05%

INTERNATIONAL EQUITY
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from          Total
             Period              beginning     Income     and un-      ment      Investment     capital        distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains         butions
-----------------------------------------------------------------------------------------------------------------------
                                                                     Class A
11/19/96 - 10/31/97..........     $12.50       $0.01      $(0.05)     $(0.04)     $   --         $   --        $   --

10/31/98.....................      12.46       (0.01)      (0.01)      (0.02)         --          (0.22)        (0.22)

                                                                     Class B

11/19/96 - 10/31/97..........      12.50       (0.09)      (0.03)      (0.12)         --             --            --

10/31/98.....................      12.38       (0.09)         --       (0.09)         --          (0.22)        (0.22)

                                                                     Class C
3/06/97 - 10/31/97...........      12.60       (0.07)      (0.15)      (0.22)         --             --            --

10/31/98.....................      12.38       (0.09)         --       (0.09)         --          (0.22)        (0.22)

                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class A
11/19/96 - 10/31/97..........          $12.46        (0.32)%        $24,365      2.10%(3)        0.07%(3)     70%
10/31/98.....................           12.22        (0.09)          28,418      2.03           (0.11)        114

                                                                  Class B
11/19/96 - 10/31/97..........           12.38        (0.96)          42,656      2.72(3)        (0.69)(3)      70
10/31/98.....................           12.07        (0.67)          47,817      2.68           (0.74)        114

                                                                  Class C
3/06/97 - 10/31/97...........           12.38        (1.75)           4,459      2.70(3)        (0.75(3)       70
10/31/98.....................           12.07        (0.67)           7,982      2.68           (0.71)        114


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                               10/31/97     10/31/98
                               --------     --------

International Equity A.......    0.37%       0.45%
International Equity B.......    0.45%       0.48%
International Equity C.......    0.87%       0.55%

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

Each Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

=================================================================================================================
Class A                                Class B                                  Class II
=================================================================================================================
o     Front-end sales charges, as       o    No front-end sales charge;          o    Front-end sales charge, as
      described below.  There are            all your money goes to                   described below.
      several ways to reduce these           work for you right away.
      charges, also described below.                                             o    Higher annual expenses
                                        o    Higher annual expenses                   than Class A shares.
o     Lower annual expenses than             than Class A shares.
      Class B or Class II shares.                                                o    Deferred sales charge on
                                        o    Deferred sales charge on                 shares you sell within
                                             shares you sell within six               eighteen months of
                                             years of purchase, as                    purchase, as described
                                             described below.                         below.

                                        o    Automatic conversion to             o    No conversion to Class A.
                                             Class A shares after
                                             approximately seven
                                             years, thus reducing
                                             future annual expenses.

CALCULATION OF SALES CHARGES

CLASS A Sales Charges are as follows:

                                                                   Concession to
                                             Sales Charge              Dealers
                                     ===========================================
                                         % OF         % OF NET         % OF
                                       OFFERING        AMOUNT        OFFERING
                YOUR INVESTMENT         PRICE         INVESTED         PRICE
                                     ===========================================

Less than $50,000 ...................    5.75%           6.10%          5.00%

$50,000 but less than $100,000 ......    4.75%           4.99%          4.00%

$100,000 but less than $250,000 .....    3.75%           3.90%          3.00%

$250,000 but less than $500,000 .....    3.00%           3.09%          2.25%

$500,000 but less than $1,000,000 ...    2.10%           2.15%          1.35%

$1,000,000 or more ..................    None            None           1.00%


INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

Years after purchase                               CDSC on shares being sold
1st or 2nd year                                    4.00%
3rd or 4th year                                    3.00%
5th year                                           2.00%
6th year                                           1.00%
7th year and thereafter                            None

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

CLASS II Sales Charges are as follows:

                     Sales Charge                         Concession to Dealers
================================================================================
            % OF                      % OF NET                    % OF
          OFFERING                     AMOUNT                   OFFERING
            PRICE                     INVESTED                   PRICE
================================================================================
            1.00%                      1.01%                     1.00%


There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS Various individuals and institutions may purchase Class A shares without front-end sales charges, including:


o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

o    participants in certain retirement plans that meet applicable conditions

o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families


o selling brokers and their employees and sales representatives and their families

o    participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B OR CLASS II shares in the following cases:

o    within one year of the shareholder's death or becoming disabled
o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica serves as a fiduciary

o Fund Directors and other individuals who are affiliated with any Portfolio or other SunAmerica Mutual Funds and their families

o    to make taxable distributions from certain retirement plans
o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)


REDUCING YOUR CLASS A SALES CHARGES There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.


To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.


REINSTATEMENT PRIVILEGE If you sell shares of a Portfolio, you may invest some or all of the proceeds in the same share class of the same Portfolio within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. All accounts involved must be registered in the same name(s).

12b-1 Fees

Each class of shares of each Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:


                                                      Account Maintenance and
     Class               Distribution Fee                  Service Fee
     -----               ----------------                  -----------

     A                      0.10%                             0.25%
     B                      0.75%                             0.25%
     II                     0.75%                             0.25%


Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:

     o    non-retirement account: $500
     o    retirement account: $250
     o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Portfolios are as follows:

     o    non-retirement account: $100
     o    retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

=================================================================================================================
Buying shares
=================================================================================================================
          Opening an account                                 Adding to an account


=================================================================================================================
By
check
=================================================================================================================
          o     Make out a check for the investment          o     Make out a check for the investment
                amount, payable to the specific                    amount payable to the specific Portfolio or
                Portfolio or SunAmerica Funds.                     SunAmerica Funds.

          o     Deliver the check and your completed         o     Include the stub from your Fund statement
                Account Application (and                           or a note specifying the Portfolio name,
                Supplemental Account Application, if               your share class, your account number and
                applicable) to your broker or financial            the name(s) in which the account is
                advisor, or mail them to:                          registered.

                SunAmerica Fund Services, Inc.               o     Indicate the Portfolio and account number
                Mutual Fund Operations, 3rd Floor                  in the memo section of your check.
                The SunAmerica Center
                733 Third Avenue                             o     Deliver the check and your stub or note to
                New York, New York  10017-3204.                    your broker or financial advisor, or mail

                                                                   them to

                                                                   Non-Retirement Accounts:
                                                                   SunAmerica Fund Services, Inc.
                                                                   c/o NFDS
                                                                   P.O. Box 419373
                                                                   Kansas City, Missouri  64141-6373

                                                                   Retirement Accounts:
                                                                   SunAmerica Fund Services, Inc.
                                                                   Mutual Fund Operations, 3rd Floor
                                                                   The SunAmerica Center
                                                                   733 Third Avenue
                                                                   New York, New York  10017-3204

=================================================================================================================
By wire
=================================================================================================================
          o     Deliver your completed application to        o     Instruct your bank to wire the amount of
                your broker or financial advisor or fax            your investment to:
                it to SunAmerica Fund Services, Inc.
                at 212-551-5585.                                   State Street Bank & Trust Company
                                                                   Boston, MA
          o     Obtain your account number by                      ABA #0110-00028
                referring to your statement or by                  DDA # 99029712
                calling your broker or financial
                advisor or Shareholder/Dealer                      Specify the Portfolio name, your share
                Services at 1-800-858-8850, ext.                   class, your Portfolio number, account
                5125.                                              number and the name(s) in which the
                                                                   account is registered.  Your bank may
                                                                   charge a fee to wire funds.

          o     Instruct your bank to wire the amount
                of your investment to:

                State Street Bank & Trust Company
                Boston, MA
                ABA #0110-00028
                DDA # 99029712

                Specify the Portfolio name, your choice of share class, your new Portfolio number and account number and the name(s) in which the account is registered.
                Your bank may charge a fee to wire funds.


To open or add to an account using dollar cost averaging, see
"Additional Investor Services."

=================================================================================================================
Selling shares
=================================================================================================================
          How                                                Requirements

-----------------------------------------------------------------------------------------------------------------
Through Your Broker or Financial Advisor
-----------------------------------------------------------------------------------------------------------------
          o     Accounts of any type.                        o     Call your broker or financial advisor to
          o     Sales of any amount.                               place your order to sell shares.

=================================================================================================================
By mail
=================================================================================================================

          o     Accounts of any type.                        o     Write a letter of instruction indicating the
          o     Sales of any amount.                               Portfolio name, your share class, your account
                                                                   number, the name(s) in which the account is
                                                                   registered and the dollar value or number of
                                                                   shares you wish to sell.

          o     Include all signatures and any
                additional documents that may be
                required (see next page).

          o     Mail the materials to:

                SunAmerica Fund Services, Inc.
                Mutual Fund Operations, 3rd Floor
                The SunAmerica Center
                733 Third Avenue
                New York, New York  10017-3204

                                                             o     A check will normally be mailed on the next
                                                                   business day to the name(s) and address in
                                                                   which the account is registered, or otherwise
                                                                   according to your letter of instruction.

=================================================================================================================
By phone
=================================================================================================================
          o     Most accounts.
          o     Sales of less than $100,000.

=================================================================================================================
          o     Call Shareholder/Dealer Services at 1-
                800-858-8850 between 8:30 a.m. and
                7:00 p.m. (Eastern time) on most
                business days.  State the Portfolio
                name, the name of the person
                requesting the redemption, your share
                class, your account number, the
                name(s) in which the account is
                registered and the dollar value or
                number of shares you wish to sell.

          o     A check will be mailed to the
                name(s) and address in which the
                account is registered, or to a
                different address indicated in a
                written authorization previously
                provided to the Portfolio by the
                shareholder(s) on the account.

=================================================================================================================
                        By wire
=================================================================================================================
          o     Request by mail to sell any amount           o     Proceeds will normally be wired on the
                (accounts of any type).                            next business day.  A $15 fee will be
          o     Request by phone to sell less than                 deducted from your account.
                $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o    your address of record has changed within the past 30 days
     o    you are selling more than $100,000 worth of shares
     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a broker or securities dealer
     o    a federal savings, cooperative or other type of bank
     o    a savings and loan or other thrift institution
     o    a credit union

     o    a securities exchange or clearing agency

     A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES


VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.


BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.


EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or the Distributor receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.


During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Each Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.


If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

TELEPHONE TRANSACTIONS For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES You may exchange shares of a Portfolio for shares of the same class of any other SunAmerica Mutual Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class C or Class II shares that you purchased prior to December 1, 1998 for another Portfolio or fund's Class II shares (which currently have a longer CDSC schedule).

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order.


CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.


MULTI-PARTY CHECKS The Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the SunAmerica Mutual Funds of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

     o    Make sure you have at least $5,000 worth of shares in your account.
     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
     o Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.
     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     o    Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other SunAmerica Mutual Funds. To use:

     o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.
     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     o    Specify the amount(s). Each exchange must be worth at least $25.
     o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder/Dealer Services at 1-800-858-8850.

DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)
     o    after any changes of name or address of the registered owner(s)
     o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the LARGE-CAP BLEND PORTFOLIO and annually by the other Portfolios. Capital gains distributions, if any, are paid annually by the Portfolios.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858- 8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Distributions of a Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

SMALL ACCOUNTS If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

MORE INFORMATION ABOUT THE PORTFOLIOS


[Sidebar: INVESTMENT STRATEGIES Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.]

                               LARGE-CAP                   MID-CAP                  AGGRESSIVE                   LARGE-CAP
                           GROWTH PORTFOLIO            GROWTH PORTFOLIO           GROWTH PORTFOLIO            BLEND PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
What is the Portfolio's     Long-term growth          Long-term growth of        Long-term growth of        Long-term growth of
investment goal?            of capital                capital                    capital                    capital and reasonable
                                                                                                            level of current income

What are the                growth                    growth                     growth                     growth and value
Portfolio's principal
investment strategies?

What are the                investment                investment                 investment                 investment (including,
Portfolio's principal       (including, when          (including, when           (including, when           when appropriate,
investment                  appropriate, active       appropriate, active        appropriate, active        active trading) in
techniques?                 trading) in stocks of     trading) in stocks of      trading) in stocks of      stocks of large
                            large companies           medium-size                small and medium           companies that offer
                            that offer the            companies that offer       sized companies that       the potential for long-
                            potential for long-       the potential for long-    offer the potential for    term growth of capital
                            term growth of            term growth of             long-term growth of        and reasonable level of
                            capital                   capital                    capital                    current income

What are the                equity securities of      equity securities of       equity securities of       equity securities of
Portfolio's principal       large companies (at       medium-sized               companies selected         large companies (at
investments (under          least 65% of total        companies (at least        through a growth           least 65% of total
normal market               assets) selected          65% of total assets)       strategy; generally        assets), consisting of a
conditions)?                through a growth          selected through a         invests in small and       blend of growth
                            strategy                  growth strategy            medium-sized               companies, value
                                                                                 companies                  companies, and
                                                                                                            companies with
                                                                                                            elements of both
                                                                                                            growth and value

                               LARGE-CAP                                            SMALL-CAP                INTERNATIONAL
                            VALUE PORTFOLIO            VALUE PORTFOLIO           VALUE PORTFOLIO            EQUITY PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------
What is the Portfolio's   Long-term growth of         Long-term growth of       Long-term growth of       Long-term growth of
investment goal?          capital                     capital                   capital                   capital


What are the              value                       value                     value                     international
Portfolio's principal
investment strategies?

What are the              investment (including,      investment                investment                investment (including,
Portfolio's principal     when appropriate, active    (including, when          (including, when          when appropriate, active
investment                trading) in stocks of       appropriate, active       appropriate, active       trading) in stocks of
techniques?               large companies that        trading) in stocks of     trading) in stocks of     foreign securities that
                          offer the potential for     medium-size               small companies that      offer the potential for
                          long-term growth of         companies that offer      offer the potential for   long-term growth of
                          capital                     the potential for long-   long-term growth of       capital
                                                      term growth of            capital
                                                      capital

What are the              equity securities of large  equity securities of      equity securities of      equity and other
Portfolio's principal     companies (at least 65%     companies selected        small companies (at       securities with equity
investments (under        of total assets) selected   through a value           least 65% of total        characteristics securities
normal market             through a value strategy    strategy; a significant   assets) selected          of issuers in at least 3
conditions)?                                          portion of Portfolio      through a value           countries other than the
                                                      as a whole will           strategy                  United States
                                                      generally be invested
                                                      in medium-sized
                                                      companies

                               LARGE-CAP                   MID-CAP                  AGGRESSIVE                   LARGE-CAP
                           GROWTH PORTFOLIO            GROWTH PORTFOLIO           GROWTH PORTFOLIO            BLEND PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
What are the              o   stock market            o   stock market          o   stock market          o   stock market
Portfolio's principal         volatility                  volatility                volatility                volatility
risks?                    o   securities              o   securities            o   securities            o   securities selection
                              selection                   selection                 selection             o   non-diversification
                          o   non-                    o   non-                  o   small market
                              diversification             diversification           capitalization
                                                                                o   non-
                                                                                    diversification

What other
investment strategies
can the Portfolio use?

o   Large company
    stocks                      see principal                     Yes                       Yes                  see principal
                              investments above                                                                investments above

o   Medium-sized
    company stocks                  Yes                     see principal             see principal                 Yes
                                                          investments above         investments above

o   Small company
    stocks                          Yes                           Yes                 see principal                 Yes
                                                                                    investments above

o   Fixed income
    securities

       Investment
       grade                        Yes                           Yes                       Yes                     Yes

       Junk bonds                   Yes                            No                       Yes                     Yes

       Asset-backed

       Securities                   Yes                           Yes                       Yes                     Yes



                               LARGE-CAP                                            SMALL-CAP                INTERNATIONAL
                            VALUE PORTFOLIO            VALUE PORTFOLIO           VALUE PORTFOLIO            EQUITY PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------
What are the              o   stock market            o   stock market          o   stock market          o   stock market
Portfolio's principal         volatility                  volatility                volatility                volatility
risks?                    o   securities selection    o   securities            o   securities            o   securities selection
                          o   non-diversification         selection                 selection             o   foreign exposure
                                                      o   non-                  o   small market          o   currency volatility
                                                          diversification           capitalization        o   emerging markets
                                                                                o   non-                  o   non-diversification
                                                                                    diversification

What other
investment strategies
can the Portfolio use?

o   Large company
    stocks                       see principal                  Yes                      Yes                        Yes
                               investments above

o   Medium-sized
    company stocks                  Yes                   see principal                  Yes                        Yes
                                                        investments above

o   Small company
    stocks                          Yes                        Yes                  see principal                   Yes
                                                                                  investments above

o   Fixed income
    securities

       Investment
       grade                        Yes                        Yes                       Yes                        Yes

       Junk bonds                    No                        Yes                       Yes                        Yes

       Asset-backed

       Securities                   Yes                        Yes                       Yes                        Yes


                               LARGE-CAP                   MID-CAP                  AGGRESSIVE                   LARGE-CAP
                           GROWTH PORTFOLIO            GROWTH PORTFOLIO           GROWTH PORTFOLIO            BLEND PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------

o   REITs                            No                            No                        No                     Yes

o   Short-term
    investments              Yes (up to 25%)           Yes (up to 25%)            Yes (up to 25%)            Yes (up to 25%)

    o   Defensive
        investments                Yes                       Yes                      Yes                       Yes

o   Foreign securities       Yes (up to 30%)           Yes (up to 30%)            Yes (up to 30%)            Yes (up to 30%)


       ADRs/EDRs/                  Yes                       Yes                      Yes                       Yes
       GDRs

       Foreign
       Investment

       Companies              Yes (up to 10%)                 No                 Yes (up to 10%)                 No

o    Currency                      Yes                       Yes                      Yes                       Yes
     Transactions

    o  Illiquid securities    Yes (up to 15%)           Yes (up to 15%)          Yes (up to 15%)            Yes (up to 15%)

    o  Securities lending   Yes (up to 33 1/3%)       Yes (up to 33 1/3%)       Yes (up to 33 1/3%)       Yes (up to 33 1/3%)

    o  Borrowing for        Yes (up to 33 1/3%)       Yes (up to 33 1/3)        Yes (up to 33 1/3%)       Yes (up to 33 1/3%)
       temporary or
       emergency
       purposes

    o  Options and                 Yes                       Yes                      Yes                       Yes
       futures

    o  Hybrid                      Yes                       Yes                      Yes                       Yes
       Instruments

    o  Short sales           Yes (up to 25%)          Yes (up to 25%)            Yes (up to 25%)            Yes (up to 25%)


                               LARGE-CAP                                            SMALL-CAP                INTERNATIONAL
                            VALUE PORTFOLIO            VALUE PORTFOLIO           VALUE PORTFOLIO            EQUITY PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------
o   REITs                           Yes                        Yes                       Yes                         No

o   Short-term
    investments                Yes (up to 25%)          Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)

    o  Defensive
       investments                Yes                      Yes                       Yes                        Yes

o   Foreign securities         Yes (up to 30%)          Yes (up to 30%)           Yes (up to 30%)           See principal
                                                                                                          investments above

       ADRs/EDRs/                 Yes                      Yes                       Yes                        Yes
       GDRs

       Foreign
       Investment

       Companies                   No                       No                        No                   Yes (up to 10%)

o    Currency                     Yes                      Yes                       Yes                        Yes
     Transactions

    o  Illiquid securities     Yes (up to 15%)         Yes (up to 15%)           Yes (up to 15%)             Yes (up to 15%)

    o  Securities lending   Yes (up to 33 1/3%)       Yes (up to 33 1/3%)       Yes (up to 33 1/3%)        Yes (up to 33 1/3%)

    o  Borrowing for        Yes (up to 33 1/3%)       Yes (up to 33 1/3%)       Yes (up to 33 1/3%)        Yes (up to 33 1/3%)
       temporary or
       emergency
       purposes

    o  Options and                Yes                      Yes                       Yes                        Yes
       futures

    o  Hybrid                     Yes                      Yes                       Yes                        Yes
       Instruments

    o  Short sales            Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)

                               Large-Cap                   Mid-Cap                  Aggressive                   Large-Cap
                           Growth Portfolio            Growth Portfolio           Growth Portfolio            Blend Portfolio
                           ---------------------------------------------------------------------------------------------------------
o   Short sales             Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)
    (against-the-box)

o   Special Situations           Yes                       Yes                        Yes                        Yes

    What other potential
    risks can affect a      o   interest rate         o   interest rate         o   interest rate         o   Interest rate
    Portfolio?                  fluctuations              fluctuations              fluctuations              fluctuations
                            o   small market          o   small market          o   foreign exposure      o   small market
                                capitalization            capitalization        o   illiquidity               capitalizations
                            o   foreign               o   foreign exposure      o   derivatives           o   foreign exposure
                                exposure              o   illiquidity           o   hedging               o   illiquidity
                            o   illiquidity           o   derivatives           o   credit quality        o   derivatives
                            o   derivatives           o   hedging               o   emerging markets      o   hedging
                            o   hedging               o   credit quality        o   euro conversion       o   credit quality
                            o   credit quality        o   emerging markets      o   prepayment            o   emerging markets
                            o   emerging              o   euro conversion                                 o   euro conversion
                                markets               o   prepayment                                      o   prepayment
                            o   euro conversion
                            o   prepayment

                               Large-Cap                                            Small-Cap                International
                            Value Portfolio            Value Portfolio           Value Portfolio            Equity Portfolio
                          ----------------------------------------------------------------------------------------------------------
o   Short sales             Yes (up to 25%)             Yes (up to 25%)           Yes (up to 25%)           Yes (up to 25%)
    (against-the-box)

o   Special Situations             Yes                        Yes                          Yes                        Yes

    What other potential
    risks can affect a      o   interest rate           o   interest rate         o   interest rate         o   small market
    Portfolio?                  fluctuations                fluctuations              fluctuations              capitalizations
                            o   small market            o   small market          o   foreign exposure      o   interest rate
                                capitalization              capitalization        o   illiquidity               fluctuations
                            o   foreign exposure        o   foreign exposure      o   derivatives           o   illiquidity
                            o   illiquidity             o   illiquidity           o   hedging               o   derivatives
                            o   derivatives             o   derivatives           o   credit quality        o   hedging
                            o   hedging                 o   hedging               o   emerging markets      o   credit quality
                            o   credit quality          o   credit quality        o   euro conversion       o   euro conversion
                            o   emerging markets        o   emerging markets      o   prepayment            o   prepayment
                            o   euro conversion         o   euro conversion
                            o   prepayment              o   prepayment



GLOSSARY

INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.


ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.


EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

LARGE COMPANIES have market capitalizations of over $5 billion.

MEDIUM-SIZED COMPANIES have market capitalizations ranging from $1 billion to $5 billion.

SMALL COMPANIES have market capitalizations of $1 billion or less.

[Margin note: LARGE COMPANIES and MEDIUM-SIZED COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL COMPANIES generally will be companies that have been in business for a shorter period of time.]




FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by SunAmerica or a Subadviser).


[Margin note: The two best-known debt rating agencies are Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]

A "JUNK BOND" is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.

ASSET-BACKED SECURITIES represent an interest in a pool of consumer or other types of loans. Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS") are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Advisers will not invest in such investment companies unless, in their judgment, the potential benefits justify the payment of any associated fees and expenses.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.


The Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Portfolio's portfolio.

Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce a Portfolio's return.


A DERIVATIVE instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.


OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

HYBRID INSTRUMENTS, including indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

A SHORT SALE is the sale of a security that you do not own, but which you intend to borrow in order to make delivery. A short sale is "AGAINST THE BOX" when a Portfolio sells short a security that it owns in its portfolio to lock in appreciation on that security.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.


CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.


INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.


DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.


HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.


EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.


EURO CONVERSION: Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. SunAmerica is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.


PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.


FUND MANAGEMENT

MANAGER SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with another Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 1998, each Portfolio paid SunAmerica a fee equal to 1.00% of average daily net assets except the International Equity Portfolio, which paid a fee equal to 1.10% of average daily net assets.


SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $15 billion as of October 31, 1998. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust.

The Advisers and Portfolio Managers for each Portfolio are described below:

Portfolio                        Portfolio management allocated among the
                                 following Advisers

Large-Cap Growth Portfolio       Janus Capital Corporation  ("Janus")
                                 L. Roy Papp & Associates  ("Papp")
                                 Montag & Caldwell, Inc. ("Montag & Caldwell")

Mid-Cap Growth Portfolio         Miller Anderson & Sherrerd, LLP ("MAS")
                                 T. Rowe Price Associates, Inc. ("T. Rowe
                                 Price") Wellington Management Company, LLP
                                 ("Wellington Management")

Aggressive Growth Portfolio      Janus
                                 SunAmerica
                                 Warburg Pincus Asset Management, Inc.
                                 ("Warburg")

Large-Cap Blend Portfolio        Lazard Asset Management ("Lazard")
                                 Morgan Stanley Dean Witter Investment
                                 Management ("MSDW Investment Management")
                                 T. Rowe Price


Large-Cap Value Portfolio        David L. Babson & Co., Inc. ("Babson")
                                 Davis Selected Advisers, L.P. ("Davis")
                                 Wellington Management


Value Portfolio                  Davis
                                 Neuberger Berman, LLC ("Neuberger Berman")
                                 American Century Investment Management, Inc.
                                 ("American Century")

Small-Cap Value Portfolio        Berger Associates, Inc. ("Berger")
                                 (subcontracted to Perkins, Wolf, McDonnell &
                                 Company ("PWM") The Glenmede Trust Company
                                 ("Glenmede") Lazard


International Equity Portfolio   Bankers Trust Company ("BT")
                                 Rowe Price-Fleming International, Inc. ("Rowe-
                                 Fleming")

INFORMATION ABOUT ADVISERS


                           Description of the Advisers

AMERICAN CENTURY INVESTMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of October 28, 1998, American Century had approximately $70 billion in total assets under management.


DAVID L. BABSON & CO., INC. Babson is a Massachusetts corporation, located at One Memorial Drive, Cambridge, Massachusetts 02142. Babson provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. As of December 31, 1998, Babson had over $21.1 billion in assets under management.


BANKERS TRUST COMPANY. BT has principal offices at 130 Liberty Street, New York, New York 10006. BT conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1998, BT managed approximately 370 billion in assets globally.


BERGER ASSOCIATES, INC. Berger is a Delaware corporation, located at 210 University Boulevard, Suite 900, Denver, Colorado 80206, and serves as investment adviser, sub-adviser, administrator, or sub-administrator to mutual funds, and institutional and private investors.


DAVIS SELECTED ADVISERS, L.P. Davis is a Colorado limited partnership, located at 124 East Marcy Street, Santa Fe, New Mexico 87501. As of March 31, 1998, Davis had assets under management of approximately $17.9 billion.


THE GLENMEDE TRUST COMPANY. Glenmede is a privately-owned, independent trust company devoted exclusively to investment management and trust services, taxable and tax exempt funds and institutions and individuals investing in U.S. and International equity and fixed income securities. Glenmede is located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103. As of December 31, 1998, Glenmede had approximately $14.0 billion in assets under management.


JANUS CAPITAL CORPORATION. Janus is a Colorado corporation located at 100 Fillmore Street, Denver, Colorado 80206-4923, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1998, Janus had under management approximately $108 billion.


L. ROY PAPP & ASSOCIATES. Papp is an Arizona partnership located at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016. Papp serves as investment adviser to individuals, trusts, retirement plans, endowments, and foundations. As of December 31, 1998, assets under management exceeded $1.5 billion.


LAZARD ASSET MANAGEMENT. Lazard is a division of Lazard Freres & Co. LLC, a New York limited liability company. Located at 30 Rockefeller Plaza, New York, New York 10112, Lazard provides investment management services to individual and institutional clients. As of March 31, 1998, Lazard and its affiliated companies managed client discretionary accounts with assets totaling approximately $67 billion.


MILLER ANDERSON & SHERRERD, LLP. MAS, a Pennsylvania limited liability partnership founded in 1969, is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of March
31, 1998, MAS had in excess of $67.1 billion in assets under management.


MONTAG & CALDWELL, INC. Montag & Caldwell is a Georgia corporation located at 3343 Peachtree Road, Suite 1100, Atlanta, Georgia 30326-1022. Montag & Caldwell was founded in 1945 and serves as investment adviser to employee benefit, endowment, charitable and other institutional clients, as well as high net worth individuals. As of March 31, 1998, Montag & Caldwell had in excess of $20 billion in assets under management.


MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT  MSDW Investment
Management offers investment management and fiduciary services to taxable and tax-exempt funds and institutions, international organizations and individuals investing in U.S. and international equity and fixed income securities. As of March 31, 1998, MSDW Investment Management, together with its institutional investment management affiliates, had approximately $166.0 billion of combined assets under management as investment managers or fiduciary advisers. MSDW Investment Management is located at 1221 Avenue of the Americas, New York, New York 10020.


NEUBERGER BERMAN, LLC. Neuberger Berman is a Delaware limited liability company located at 605 Third Avenue, New York, New York 10158-0180. Neuberger Berman has been in the investment advisory business since 1939. As of March 31, 1998, Neuberger Berman and its affiliates had assets under management of approximately $59 billion.


PERKINS, WOLF, MCDONNELL & COMPANY. PWM, located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604, was organized as a Delaware corporation in 1980. PWM is a member of the National Association of Securities Dealers, Inc. and, in 1984, registered with the Securities and Exchange Commission as an investment adviser. As of March 31, 1998, PWM had assets under management of approximately $325 million.


ROWE PRICE-FLEMING INTERNATIONAL, INC. Rowe-Fleming is a Maryland corporation, incorporated in 1979. It is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 1998, Rowe-Fleming managed over $32 billion of foreign assets.


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation located at 100 East Pratt Street, Baltimore, Maryland 21202. Founded in 1937, T. Rowe Price and its affiliates managed over $148 billion for over six million individual and institutional investor accounts as of December 31, 1998.


WARBURG PINCUS ASSET MANAGEMENT, INC. Warburg is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1998, Warburg managed approximately $21.5 billion in assets. Warburg is located at 466 Lexington Avenue, New York, NY 10017-3147.


WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership, located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1998, Wellington Management had investment management authority with respect to approximately $211.3 billion of assets.


Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
Large-Cap Growth Portfolio             Marc Pinto                                             Mr. Pinto has been a Vice
                                       Portfolio Manager and Vice                             President and Portfolio Manager
                                       President of Portfolio                                 of Janus since 1997.  He joined
                                       Management (Janus)                                     Janus in 1994. From 1993 to 1994,
                                                                                              he was Co-President of Creative
                                                                                              Retail Technology, a producer of
                                                                                              hardware for retail clients. From
                                                                                              1991 to 1993, Mr. Pinto was an
                                                                                              equity analyst at Priority
                                                                                              Investments Ltd., a family owned
                                                                                              business.

                                       L. Roy Papp                                            Mr. Papp has been in the money
                                       Partner, Portfolio Manager                             management field since 1955.
                                       (Papp)                                                 He has served as managing
                                                                                              general partner of Papp since
                                                                                              1989.

                                       Rosellen C. Papp                                       Ms. Papp has been the Director
                                       Partner, Portfolio Manager                             of Research of Papp since 1981.
                                       (Papp)

                                       Ronald E. Canakaris                                    Mr. Canakaris has been in the
                                       (Investment Management Team)                           money management business
                                       President and Chief Investment                         since 1968 and has served as
                                       Officer (Montag & Caldwell)                            President and Chief Investment
                                                                                              Officer of Montag & Caldwell
                                                                                              since 1984.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
Mid-Cap Growth Portfolio               Arden C. Armstrong                                     Ms. Armstrong joined MAS as a
                                       Portfolio Manager (MAS)                                Portfolio Manager in 1986.

                                       Brian W. H. Berghuis                                   Mr. Berghuis joined T. Rowe
                                       (Investment Advisory                                   Price in 1985.
                                       Committee)
                                       Managing Director and Equity
                                       Portfolio Manager (T. Rowe
                                       Price)

                                       Marc L. Baylin                                         Mr Baylin joined T. Rowe Price
                                       (Investment Advisory                                   in 1993.
                                       Committee)
                                       Vice President and Investment
                                       Analyst (T. Rowe Price)

                                       James A. C. Kennedy                                    Mr. Kennedy joined T. Rowe Price in
                                       (Investment Advisory                                   1978. He is Chairman of the Equity
                                       Committee)                                             Steering Committee and is
                                       Managing Director and Director                         Director of the Equity Division, as
                                       (T. Rowe Price)                                        well as Director of Research. He has
                                                                                              responsibility for the equity
                                                                                              trading department and is Chairman
                                                                                              of the Brokerage Control Committee.

                                       John F. Wakeman                                        Mr. Wakeman joined T. Rowe
                                       (Investment Advisory                                   Price in 1989.
                                       Committee)
                                       Vice President and Portfolio
                                       Manager (T. Rowe Price)

                                       Frank V. Wisneski                                      Mr. Wisneski is a Senior Vice
                                       Senior Vice President                                  President and has 29 years of
                                       (Wellington Management)                                professional experience with
                                                                                              Wellington Management.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
Aggressive Growth Portfolio            Scott W. Schoelzel                                     Mr. Schoelzel joined Janus
                                       Executive Vice President and                           Capital in January 1994.
                                       Portfolio Manager (Janus)

                                       Donna Calder (Domestic Equity                          Prior to joining SunAmerica as a
                                       Investment Team)                                       Portfolio Manager in February
                                       Portfolio Manager (SunAmerica)                         1998, Ms. Calder served as a
                                                                                              General Partner of Manhattan
                                                                                              Capital Partners, L.P.

                                       Elizabeth B. Dater                                     Ms. Dater has been with
                                       Managing Director (Warburg)                            Warburg since 1978.

                                       Stephen J. Lurito                                      Mr. Lurito has been with
                                       Managing Director (Warburg)                            Warburg since 1987.

Large-Cap Blend Portfolio              Herbert W. Gullquist                                   Mr. Gullquist has been with Lazard
                                       (Investment Team)                                      since 1982. He is a Managing
                                       Vice Chairman, Head of                                 Director, a Vice-Chairman and the
                                       Investment Team (Lazard)                               Chief Investment Officer.

                                       Michael S. Rome (Investment                            Mr. Rome is a Managing Director of
                                       Team)Managing Director (Lazard)                        Lazard and has been a U.S./Global
                                                                                              Equity Portfolio Manager of Lazard
                                                                                              since 1991.

                                       Kurt A. Feuerman                                       Mr. Feuerman has been a
                                       Managing Director (MSDW                                Managing Director in MSDW
                                       Investment Management)                                 Investment Management's
                                                                                              Institutional Equity Group since
                                                                                              1993.  From 1990 to 1993, he
                                                                                              was a Managing Director in
                                                                                              Morgan Stanley & Co.'s Equity
                                                                                              Research Department.

                                       Margaret Kinsley Johnson                               Ms. Johnson has been a
                                       Principal, Portfolio Manager                           portfolio manager at MSDW
                                       (MSDW Investment                                       Investment Management since
                                       Management)                                            1989 and is a Chartered
                                                                                              Financial Analyst.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Stephen W. Boesel (Investment                          Mr. Boesel has been managing
                                       Advisory Committee)                                    investments since joining
                                       Chairman (T. Rowe Price)                               T. Rowe Price in 1973.

                                       Andrew M. Brooks (Investment                           Mr. Brooks joined T. Rowe
                                       Advisory Committee)                                    Price in 1980. He has been head
                                       Vice President (T. Rowe Price)                         of the Equity trading desk for
                                                                                              T. Rowe Price and has been a
                                                                                              Governor of the Security Trader's
                                                                                              Association. He has been a member
                                                                                              of the Market Performance Committee
                                                                                              of the New York Stock Exchange
                                                                                              and a member of the NASDAQ Stock
                                                                                              Market's Quality of Markets
                                                                                              Committee.

                                       Arthur B. Cecil  III (Investment                       Mr. Cecil joined T. Rowe Price
                                       Advisory Committee)                                    in 1968. He had been a Vice
                                       Vice President and Investment                          President and Investment Analyst.
                                       Analyst (T. Rowe Price)

                                       Gregory A. McCrickard                                  Mr. McCrickard joined T. Rowe
                                       (Investment Advisory                                   Price in 1986.
                                       Committee)
                                       Managing Director and Portfolio
                                       Manager (T. Rowe Price)

                                       Mark J. Vaselkiv (Investment                           Mr. Vaselkiv joined T. Rowe
                                       Advisory Committee)                                    Price in 1988.
                                       Vice President and Portfolio
                                       Manager (T. Rowe Price)

                                       Richard T. Whitney (Investment                         Mr. Whitney joined T. Rowe
                                       Advisory Committee)                                    Price in 1985.
                                       Managing Director and Portfolio
                                       Manager (T. Rowe Price)


Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
Large-Cap Value Portfolio              Roland W. Whitridge                                    Mr. Whitridge has been
                                       Portfolio Manager (Babson)                             employed by Babson in portfolio
                                                                                              management for over twenty
                                                                                              years.


                                       Christopher C. Davis                                   Mr. Davis joined Davis in
                                       Portfolio Manager (Davis)                              September 1989 as an assistant
                                                                                              portfolio manager and research
                                                                                              analyst.

                                       John R. Ryan (Value/Yield                              Mr. Ryan has been a portfolio
                                       Team)                                                  manager with Wellington Management's
                                       Senior Vice President, Managing                        Value/Yield investment team since
                                       Partner and Head of Value/Yield                        1981 and has held the position of
                                       Team (Wellington Management)                           Senior Vice President of Wellington
                                                                                              Management since 1987. Mr. Ryan
                                                                                              became a Managing Partner on
                                                                                              January 1, 1996.

Value Portfolio                        Christopher C. Davis                                   See above.
                                       Portfolio Manager (Davis)

                                       Shelby M. C. Davis                                     Since 1968, Mr. Davis has been a
                                       Former Co-Manager (Davis)                              director of Venture Advisers, Inc.
                                                                                              He is also a director and officer
                                                                                              of all investment companies managed
                                                                                              by Davis.

                                       Michael M. Kassen                                      Mr. Kassen has been Managing
                                       Portfolio Manager, Managing                            Director since January 1994 and
                                       Director, Vice President and                           a Vice President and Portfolio
                                       Principal (Neuberger Berman)                           Manager since June 1990, of
                                                                                              Neuberger Berman Management
                                                                                              Inc. and a principal of
                                                                                              Neuberger Berman since
                                                                                              January 1993.

                                       Robert I. Gendelman                                    Mr. Gendelman has been a
                                       Senior Portfolio Manager,                              principal of Neuberger Berman
                                       Assistant Vice President and                           since December 1996.  He was a
                                       Principal (Neuberger Berman)                           portfolio manager for another
                                                                                              mutual fund manager from 1992
                                                                                              to 1993.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Scott A. Moore                                         Mr. Moore has been a member
                                       Portfolio Manager (American Century)                   of the team that manages
                                                                                              the Portfolio since October 1996
                                                                                              and Portfolio Manager since
                                                                                              February 1999. He joined
                                                                                              American Century in August
                                                                                              1993 as an Investment Analyst.

Small-Cap Value Portfolio              Robert H. Perkins                                      Robert Perkins has been an
                                       President,  Chief Investment                           investment manager since 1970. Mr.
                                       Officer and Director (PWM)                             Perkins owns 49% of PWM's outstanding
                                                                                              common stock and serves as President
                                                                                              and Chief Investment Officer and as
                                                                                              a director of PWM.

                                       Herbert W. Gullquist                                   See above.
                                       (Investment Team)
                                       Vice Chairman (Lazard)

                                       Eileen D. Alexanderson                                 Ms. Alexanderson is a Managing
                                       (Investment Team) Managing                             Director of Lazard responsible for
                                       Director, Portfolio Manager                            U.S./global equity management and
                                       (Lazard)                                               overseeing the day-to-day operations
                                                                                              of the U.S. small-cap and U.S.
                                                                                              mid-cap equity investment teams. Ms.
                                                                                              Alexanderson joined the firm in 1979
                                                                                              and has 18 years of investment
                                                                                              experience. She is a CFA and holds a
                                                                                              B.S. from St. John's University.

                                       Robert J. Mancuso, CFA                                 Mr. Mancuso has been with Glenmede
                                       Vice President and Lead                                since 1992.
                                       Portfolio Manager (Glenmede)

                                       Scott R. Abernethy, CFA                                Mr. Abernathy has been with Glenmede
                                       Vice President and Portfolio                           since 1991.
                                       Manager (Glenmede)

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Thomas R. Angers, CFA                                  Mr. Angers has been with Glenmede
                                       Vice President and Director of                         since 1995.  Before joining Glenmede,
                                       Equity Research (Glenmede)                             he was a Vice President, Portfolio
                                                                                              Manager and securities analyst for
                                                                                              Independence Capital Management, Inc.

                                       Larry R. Bernstein, CFA                                Mr. Bernstein joined Glenmede
                                       Vice President (Glenmede)                              in 1998 as a Vice President in the
                                                                                              Investment Policy and Strategy
                                                                                              department. Prior to joining
                                                                                              Glenmede, he was a Vice President
                                                                                              at the Provident Capital Management
                                                                                              unit of PNC Bank in Philadelphia.

                                       Barry D. Kohout, CFA                                   Mr. Kohout has been with Glenmede
                                       Vice President and Equity                              since 1996. Before joining Glenmede,
                                       Research Analyst (Glenmede)                            he was an investment manager for
                                                                                              Constellation Investments, Inc. and
                                                                                              senior equity research analyst for
                                                                                              Independence Capital Management, Inc.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Robert T. Niemeyer, Sr., CFA                           Mr. Niemeyer has been with
                                       Vice President and Equity                              Glenmede since 1997. Prior
                                       Research Analyst (Glenmede)                            to joining Glenmede, he served as
                                                                                              Vice President, Senior Investment
                                                                                              Officer, Equity Research Analyst,
                                                                                              Assistant Vice President and Senior
                                                                                              Investment Officer during his
                                                                                              twenty-one years at PNC Bank.

                                       Anthony J. Albuquerque                                 Mr. Albuquerque has been with
                                       Equity Research Associate                              Glenmede since 1995. Prior to
                                       (Glenmede)                                             joining Glenmede, he was a research
                                                                                              associate at Bloomberg Financial
                                                                                              Markets.

International Equity Portfolio         Michael Levy (International                            Mr. Levy's experience prior to
                                       Equity Team)                                           joining BT includes investment
                                       Managing Director of Bankers                           banking and equity analysis with
                                       Trust Funds Management, Head                           Oppenheimer & Company and he has
                                       of International Equity Team                           more than twenty-six years of
                                       (BT)                                                   business experience, of which
                                                                                              sixteen years have been in the
                                                                                              investment industry.


                                       Robert L. Reiner (International                        Mr. Reiner has 16 years of
                                       Equity Team)                                           investment industry experience,
                                       Managing Director of Bankers                           previously at Scudder, Stevens
                                       Trust Funds Management (BT)                            & Clark where he was responsible
                                                                                              for providing equity research and
                                                                                              macroeconomic/market
                                                                                              coverage.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Martin G. Wade                                         Mr. Wade joined Rowe-Fleming
                                       Portfolio Manager (Rowe-                               in 1979 and he has 28 years
                                       Fleming)                                               of experience with the Fleming
                                                                                              Group in research, client service,
                                                                                              and investment management. (Fleming
                                                                                              Group includes Flemings and/or
                                                                                              Jardine Fleming)

                                       Robert W. Smith                                        Mr. Smith joined Rowe-Fleming
                                       Portfolio Manager (Rowe-                               in 1996. He joined T. Rowe Price
                                       Fleming)                                               in 1992 and has 12 years of
                                                                                              experience in financial analysis.

                                       Mark C. J. Bickford-Smith                              Mr. Bickford-Smith joined Rowe-
                                       Portfolio Manager (Rowe-                               Fleming in 1995 and has 14 years
                                       Fleming)                                               years of experience in equity
                                                                                              research and portfolio management.

                                       John R. Ford                                           Mr. Ford joined Rowe-Fleming
                                       Portfolio Manager (Rowe-                               in 1982 and has 17 years of
                                       Fleming)                                               experience with Fleming Group
                                                                                              in research and portfolio
                                                                                              management.

                                       James B. M. Seddon                                     Mr. Seddon joined Rowe-Fleming in
                                       Portfolio Manager (Rowe-                               1987 and has 12 years of experience
                                       Fleming)                                               in portfolio management.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       David J. L. Warren                                     Mr. Warren joined Rowe-
                                       Portfolio Manager (Rowe-                               Fleming in 1984 and has
                                       Fleming)                                               17 years of experience in equity
                                                                                              research, fixed income research,
                                                                                              and portfolio management.


DISTRIBUTOR SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's 12b-1 plans.


The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Portfolios' 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.


ADMINISTRATOR SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of .22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Fund.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

YEAR 2000 Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. This is popularly known as the "Year 2000 Issue." The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The Fund's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. The Fund's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, the Fund could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Fund invests, which could hurt the Fund's investment returns.

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

     The following documents contain more information about the Portfolios and are available free of charge upon request:


                              ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.


                              STATEMENT OF ADDITIONAL INFORMATION (SAI).
                              Contains additional information about the
                              Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

                              SunAmerica Fund Services, Inc.
                              Mutual Fund Operations
                              The SunAmerica Center
                              733 Third Avenue
                              New York, New York  10017-3204
                              1-800-858-8850

     or by calling your broker or financial advisor.

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [LOGO] SUNAMERICA
                                  MUTUAL FUNDS





DISTRIBUTOR:                             SunAmerica Capital Services

INVESTMENT COMPANY ACT
File No.  811-07797

================================================================================
                                        PROSPECTUS

                          March 1, 1999

================================================================================


STYLE SELECT SERIES(R)

FOCUS PORTFOLIO:
     A Concentrated Approach to Stock Selection










The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation
to the contrary is a criminal offense.


                                                  [LOGO] SUNAMERICA
                                                       MUTUAL FUNDS

                                TABLE OF CONTENTS


PORTFOLIO HIGHLIGHTS......................................................3

FINANCIAL HIGHLIGHTS......................................................8

SHAREHOLDER ACCOUNT INFORMATION...........................................9

MORE INFORMATION ABOUT THE PORTFOLIO.....................................22
               Investment Strategies.....................................22
               Glossary..................................................24
                       Investment Terminology............................24
                       Risk Terminology..................................25

PORTFOLIO MANAGEMENT.....................................................26

PORTFOLIO HIGHLIGHTS


The Focus Portfolio is a separate investment Portfolio of Style Select Series, Inc. ("Style Select"), a registered mutual fund. The following questions and answers are designed to give you an overview of the Portfolio and to provide you with information about the Portfolio's investment goal, principal strategy, and principle investment technique. These goals may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolio," which is on page 22, and the glossary that follows on page 24.


Q:   WHAT ARE THE PORTFOLIO'S INVESTMENT GOAL, STRATEGIES AND TECHNIQUES?


--------------------------------------------------------------------------------
Investment         Principal               Principal Investment Technique
   Goal           Investment
                   Strategy
--------------------------------------------------------------------------------
long-term           focus              invests (including, when appropriate, by
growth of                              active trading) in equity securities,
capital                                without regard to market capitalization
--------------------------------------------------------------------------------



     [Margin Note: A "FOCUS" strategy is one in which an Adviser invests in a small number of its favorite stock-picking ideas at any given moment, regardless of such stock's market capitalization and may include elements of value investing and growth investing in any combination. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser will invest in ten stocks.]


     [Margin note: A "GROWTH" ORIENTED philosophy -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]


     [Margin note: A "VALUE" ORIENTED philosophy -- that of investing in securities believed to be undervalued in the market -- reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market.]


     [Margin note: MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.]


     [Margin Note: The Portfolio engages in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.]

     The Portfolio provides investors with access to at least three different professional Advisers. Each Adviser manages a separate portion of the Portfolio. SunAmerica will initially allocate the assets of the Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.


     In general, SunAmerica will not rebalance or reallocate the assets of the Portfolio among Advisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?


A: The following section describes the principal risks of the Portfolio, while the chart on page 22 describes various additional risks.


RISKS OF INVESTING IN EQUITY SECURITIES


     The Portfolio invests primarily in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.


RISKS OF INVESTING IN SMALL COMPANIES


     Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies.


RISKS OF NON-DIVERSIFICATION


     In order to utilize its stock-picking strategy the Portfolio is non-diversified, which allows it to invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

ADDITIONAL PRINCIPAL RISKS


     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goal. If the value of the assets of a Portfolio does down, you could lose money.


Q:   WHAT ARE THE PORTFOLIO'S EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio:


                                                       FOCUS PORTFOLIO
                                             ---------------------------------
                                             CLASS         CLASS         CLASS
                                               A             B             II
                                             -----         -----         -----
SHAREHOLDER FEES (fees paid
directly from your investment)
     Maximum Sales Charge
     (Load) Imposed on Pur-
     chases (as a percentage of
     offering price)(1).................     5.75%          None         1.00%
     Maximum Deferred Sales
     Charge (Load) (as a per-
     centage of amount
     redeemed)(2).......................      None         4.00%         1.00%
     Maximum Sales Charge
     (Load) Imposed on
     Reinvested Dividends...............      None          None          None
     Redemption Fee(3)..................      None          None          None
     Exchange Fee.......................      None          None          None
     Maximum Account Fee................      None          None          None

ANNUAL FUND OPERATING
EXPENSES (expenses that are
deducted from Portfolio assets)
     Management Fees....................     0.85%         0.85%         0.85%
     Distribution (12b-1) Fees(4).......     0.35%         1.00%         1.00%
     Other Expenses                          0.57%         0.57%         0.57%
                                             ----          ----          ----

Total Annual Fund Operating
     Expenses...........................     1.77%         2.42%         2.42%
                                             ====          ====          ====
Expense Reimbursement(5)                     0.32%         0.32%         0.32%
                                             ====          ====          ====
Net Expenses                                 1.45%         2.10%         2.10%
                                             ====          ====          ====


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3)  A $15.00 fee may be imposed on wire redemptions.


(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:




                                     1 Year    3 Years    5 Years   10 Years
                                     ------    -------    -------   --------
FOCUS PORTFOLIO
        (Class A shares)...........  $ 714     $1007      $ 1322    $ 2210
        (Class B shares)*..........  $ 253     $ 688      $ 1149    $ 2188
        (Class II shares)..........  $ 321     $ 751      $ 1218    $ 2507

     If you did not redeem your shares:


                                     1 Year    3 Years   5 Years   10 Years
                                     ------    -------   -------   --------
FOCUS PORTFOLIO
        (Class A shares)...........  $ 714     $ 1017    $ 1322    $ 2210
        (Class B* shares)..........  $ 213     $ 668     $ 1129    $ 2188
        (Class II shares)..........  $ 311     $ 751     $ 1218    $ 2507

* Class B shares convert to Class A shares approximately seven years after purchase. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

FINANCIAL HIGHLIGHTS


The Financial Highlights table for the Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



FOCUS  PORTFOLIO


                                                                  NET GAIN
                                                                 (LOSS) ON
                                                                  INVEST-
                                                                   MENTS
                                     NET ASSET     NET INVEST-     (BOTH      TOTAL FROM    DIVIDENDS     DISTRIBU-
                                       VALUE,         MENT        REALIZED     NET INVEST-   FROM NET     TIONS FROM
                  PERIOD             BEGINNING       INCOME        AND UN-       MENT       INVESTMENT     CAPITAL
                  ENDED              OF PERIOD     (LOSS)(1)      REALIZED      INCOME        INCOME        GAINS
--------------------------------------------------------------------------------------------------------------------
                                                                                                           Class A
06/08/98 - 10/31/98.................   $12.50       $(0.01)        $0.11         $0.10       $   --        $   --

                                                                                                           Class B
06/08/98 - 10/31/98.................    12.50        (0.04)         0.10          0.06           --            --

                                                                                                           Class II
06/08/98 - 10/31/98.................    12.50        (0.04)         0.10          0.06           --            --

                                                                                                           RATIO OF NET
                                                                                                             INVEST-
                                                                                                              MENT
                                                                                NET ASSETS    RATIO OF        INCOME
                                       TOTAL         NET ASSET                    END OF     EXPENSES TO     (LOSS) TO
                  PERIOD              DISTRI-       VALUE, END        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET    PORTFOLIO
                  ENDED               BUTIONS        OF PERIOD      RETURN (2)    (000'S)     ASSETS (4)     ASSETS (4)     TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
06/08/98 - 10/31/98.................  $   --           $12.60          0.80%     $29,770        1.45%(3)     (0.21)%(3)       106%

06/08/98 - 10/31/98.................      --            12.56          0.48       45,817        2.10(3)      (0.92)(3)        106

06/08/98 - 10/31/98.................      --            12.56          0.48       35,387        2.10(3)      (0.93)(3)        106



(1)  Calculated based upon average shares outstanding
(2)  Total return is not annualized and does not reflect sales load
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):



                                     10/31/97        10/31/98
                                     --------        --------
Focus A...........................       --           0.32%

Focus B...........................       --           0.32%

Focus II..........................       --           0.32%

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

The Portfolio offers three class of shares: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.


================================================================================
Class A                       Class B                    Class II
================================================================================
o Front-end sales charges,    o No front-end sales       o Front-end sales
  as described below.           charge; all your           charge, as described
  There are several ways        money goes to work         below.
  to reduce these charges,      for you right away.
  also described below.                                  o Higher annual
                              o Higher annual              expenses than Class
o Lower annual expenses         expenses than Class        A shares.
  than Class B or Class II      A shares.
  shares.                                                o Deferred sales charge
                              o Deferred sales             on shares you sell
                                charge on shares           within eighteen
                                you sell within six        months of purchase,
                                years of purchase, as      as described below.
                                described below.
                                                         o No conversion to
                              o Automatic                  Class A.
                                conversion to Class
                                A shares after
                                approximately seven
                                years, thus reducing
                                future annual
                                expenses.

CALCULATION OF SALES CHARGES

CLASS A SALES Charges are as follows:

                                                                   Concession to
                                                 Sales Charge         Dealers
                                            ====================================
                                               % OF       % OF NET      % OF
                                             OFFERING      AMOUNT     OFFERING
     YOUR INVESTMENT                          PRICE       INVESTED     PRICE
                                            ====================================
Less than $50,000...........................  5.75%         6.10%      5.00%
$50,000 but less than $100,000..............  4.75%         4.99%      4.00%
$100,000 but less than $250,000.............  3.75%         3.90%      3.00%
$250,000 but less than $500,000.............  3.00%         3.09%      2.25%
$500,000 but less than $1,000,000...........  2.10%         2.15%      1.35%
$1,000,000 or more..........................   None         None       1.00%

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:


Years after purchase              CDSC on shares being sold
1st or 2nd year                   4.00%
3rd or 4th year                   3.00%
5th year                          2.00%
6th year                          1.00%
7th year and thereafter           None

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

CLASS II Sales Charges are as follows:


              Sales Charge                      Concession to Dealers
=========================================================================
     % of                     % of Net                  % of
   Offering                    Amount                 Offering
    Price                     Invested                 Price
=========================================================================
    1.00%                       1.01%                  1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS Various individuals and institutions may purchase Class A shares without front-end sales charges, including:


o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Style Select shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

o    participants in certain retirement plans that meet applicable conditions
o Style Select Directors and other individuals who are affiliated with Style Select or other SunAmerica Mutual Funds and their families

o selling brokers and their employees and sales representatives and their families

o    participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B OR CLASS II shares in the following cases:

o    within one year of the shareholder's death or becoming disabled
o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica serves as a fiduciary

o Style Select Directors and other individuals who are affiliated with Style Select or other SunAmerica Mutual Funds and their families

o    to make taxable distributions from certain retirement plans
o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.


To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.


REINSTATEMENT PRIVILEGE If you sell shares of the Portfolio you may invest some or all of the proceeds in the same share class of the Portfolio within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. All accounts involved must be registered in the same name(s).


12b-1 FEES

Each class of shares of the Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:


                                              Account Maintenance and
     Class             Distribution Fee             Service Fee
     -----             ----------------             -----------
       A                    0.10%                      0.25%
       B                    0.75%                      0.25%
       II                   0.75%                      0.25%


Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT


5.   Read this prospectus carefully.


6. Determine how much you want to invest. The minimum initial investments for the Portfolio is as follows:


     o    non-retirement account: $500
     o    retirement account: $250
     o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Portfolio are as follows:

     o    non-retirement account: $100
     o    retirement account: $25


7. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.


8. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.


9. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

================================================================================
Buying shares
================================================================================

     Opening an account                                 Adding to an account

================================================================================
By check
================================================================================

     o  Make out a check for the investment             o  Make out a check for the investment amount
        amount, payable to the "Focus Portfolio"           payable to the Portfolio or SunAmerica Funds.
        or SunAmerica Funds

     o  Deliver the check and your completed            o  Include the stub from your Fund statement or
        Account Application (and Supplemental              a note specifying the Portfolio name, your
        Account Application, if applicable) to             share class, your account number and the
        your broker or financial advisor, or mail          name(s) in which the account is registered.
        them to:
                                                        o  Indicate the Portfolio and account number in
        SunAmerica Fund Services, Inc.                     the memo section of your check.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center                           o  Deliver the check and your stub or note to
        733 Third Avenue                                   your broker or financial advisor, or mail them
        New York, New York  10017-3204.                    to

                                                           Non-Retirement Accounts:
                                                           SunAmerica Fund Services, Inc.
                                                           c/o NFDS
                                                           P.O. Box 419373
                                                           Kansas City, Missouri 64141-6373

                                                           Retirement Accounts:
                                                           SunAmerica Fund Services, Inc.
                                                           Mutual Fund Operations, 3rd Floor
                                                           The SunAmerica Center
                                                           733 Third Avenue
                                                           New York, New York  10017-3204

================================================================================
By wire
================================================================================

                                                        o  Instruct your bank to wire the amount of your
     o  Deliver your completed application to              investment to:
        your broker or financial advisor or fax it
        to SunAmerica Fund Services, Inc. at               State Street Bank & Trust Company
        212-551-5585.                                      Boston, MA
                                                           ABA #0110-00028
     o  Obtain your account number by referring            DDA # 99029712
        to your statement or by calling your
        broker or financial advisor or                     Specify the Portfolio name, your share class,
        Shareholder/Dealer Services at 1-800-              your Portfolio number, account number and
        858-8850, ext. 5125.                               the name(s) in which the account is registered.
                                                           Your bank may charge a fee to wire funds.

     o Instruct your bank to wire the amount of your investment to:

        State Street Bank & Trust Company
        Boston, MA
        ABA #0110-00028
        DDA # 99029712

        Specify the Portfolio name, your
        choice of share class, your new
        Portfolio number and account number
        and the name(s) in which the
        account is registered. Your bank
        may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

================================================================================
Selling shares
================================================================================

     How                                                Requirements

================================================================================
Through Your Broker or Financial Advisor
================================================================================

     o  Accounts of any type.                           o  Call your broker or financial advisor to place
     o  Sales of any amount.                               your order to sell shares.

================================================================================
By mail
================================================================================

     o  Accounts of any type.                           o  Write a letter of instruction indicating the
     o  Sales of any amount.                               Portfolio name, your share class, your account
                                                           number, the name(s) in which the account is
                                                           registered and the dollar value or number of
                                                           shares you wish to sell.

     o Include all signatures and any additional documents that may be required (see next page).

     o  Mail the materials to:

        SunAmerica Fund Services, Inc.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center
        733 Third Avenue
        New York, New York  10017-3204

                                                        o  A check will normally be mailed on the next
                                                           business day to the name(s) and address in
                                                           which the account is registered, or otherwise
                                                           according to your letter of instruction.

================================================================================
By phone
================================================================================

     o  Most accounts.
     o  Sales of less than $100,000.

     o  Call Shareholder/Dealer Services at 1-
        800-858-8850 between 8:30 a.m. and 7:00 p.m.
        (Eastern time) on most business days. State the Portfolio name, the name of the person requesting the redemption, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

     o A check will be mailed to the name(s) and address in which the account is registered, or to a different address indicated in a written authorization previously provided to the
        Portfolio by the shareholder(s) on the account.

================================================================================
By phone
================================================================================

     o  Request by mail to sell any amount              o  Proceeds will normally be wired on the next
        (accounts of any type).                            business day.  A $15 fee will be deducted
     o  Request by phone to sell less than                 from your account.
        $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o    your address of record has changed within the past 30 days
     o    you are selling more than $100,000 worth of shares

     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a broker or securities dealer
     o    a federal savings, cooperative or other type of bank
     o    a savings and loan or other thrift institution o a credit union
     o    a securities exchange or clearing agency
     A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES


VALUATION OF SHARES The net asset value per share (NAV) for each class of the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.


BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.


EXECUTION OF REQUESTS The Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after Style Select receives your request in good order. If Style Select or the Distributor receives your order before Style Select's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If Style Select or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to Style Select before its close of business. Style Select and the Distributor reserve the right to reject any order to buy shares.


During periods of extreme volatility or market crisis, Style Select may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

The Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. As a result, the value of the Portfolios shares may change on days when you will not be able to purchase or redeem your shares.


If Style Select determines that it would be detrimental to the best interests of the remaining shareholders to make payment of redemption proceeds wholly or partly in cash, Style Select may pay the redemption price by a distribution in kind of securities from Style Select in lieu of cash. However, Style Select has made an election that requires it to pay a certain portion of redemption proceeds in cash.

TELEPHONE TRANSACTIONS For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, Style Select is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES You may exchange shares of the Portfolio for shares of the same class of any other SunAmerica Mutual Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class II shares that you purchased prior to December 1, 1998 for another Portfolio or fund's Class II shares (which currently have a longer CDSC schedule).

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in Style Select's opinion, are using market timing strategies or making excessive exchanges. The Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. The Portfolio may also refuse any exchange order.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolio, along with a letter of instruction and a signature guarantee. The Portfolio does not issue certificates for fractional shares.


MULTI-PARTY CHECKS Style Select may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to Style Select by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, Style Select is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the SunAmerica Mutual Funds of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

     o    Make sure you have at least $5,000 worth of shares in your account.
     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
     o Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.
     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     o    Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Portfolio periodically for the same class of shares of one or more other SunAmerica Mutual Funds. To use:

     o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.
     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     o    Specify the amount(s). Each exchange must be worth at least $25.
     o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (optional) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Portfolio. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Portfolio shares and to the value of the Portfolio shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Portfolio shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Portfolio redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder/Dealer Services at 1-800-858-8850.


DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)
     o    after any changes of name or address of the registered owner(s)
     o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolio generally distributes most or all of its net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid annually.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class of the Portfolio on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS As long as the Portfolio meets the requirements for being a tax-qualified regulated investment company, which the Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. Distributions of the Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

SMALL ACCOUNTS If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, Style Select may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

MORE INFORMATION ABOUT THE PORTFOLIO


[Sidebar: INVESTMENT STRATEGIES The Portfolio has an investment goal and a strategy for pursuing it. The chart summarizes information about the Portfolio's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.]


What is the Portfolio's                 Long-term growth of capital
investment goal?
--------------------------------------------------------------------------
What is the Portfolio's principal       Focus
investment strategy?
--------------------------------------------------------------------------
What is the Portfolio's principal       Invests (including, when
investment technique?                   appropriate, by active trading) in
                                        equity securities, without regard
                                        to market capitalization
--------------------------------------------------------------------------
What are the Portfolio's principal      Equity securities
investments (under normal market
conditions)?
--------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                Focus Portfolio
---------------------------------------------------------------------------
What are the Portfolio's principal         o    market volatility
risks?                                     o    securities selection
                                           o    non-diversification
---------------------------------------------------------------------------
What other investment strategies
can the Portfolio use?
o    Small company stocks                  Yes
o    Borrowing for temporary or            Yes (up to 33 1/3%)
     emergency purposes
o    Foreign securities                    Yes (up to 30%)
     ADRs/EDRs/GDRs                        Yes
o    Illiquid securities                   Yes (up to 15%)
o    Defensive investments                 Yes
o    Short-term investments                Yes (up to 25%)
---------------------------------------------------------------------------
What other potential risks can             o    foreign exposure
affect the Portfolio?                      o    emerging markets
                                           o    illiquidity
                                           o    small market capitalization
---------------------------------------------------------------------------

GLOSSARY

INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.


ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. During periods of increased market volatility, active trading may be more pronounced.


EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

SMALL COMPANIES have market capitalizations of $1 billion or less.


The Portfolio may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio shares and in the yield on the Portfolio's Portfolio. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.


FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. The Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.



RISK TERMINOLOGY

MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by the Portfolio, or securities selected by an Adviser, may fail to produce the intended return.


NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.


FOREIGN EXPOSURE: While investing internationally may reduce risk, by increasing the diversification of the Portfolio's overall portfolio, investors in foreign countries are also subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.


EMERGING MARKET: An emerging market country is one that the World Bank, the International Finance Corporation, or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.


EURO CONVERSION: Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions.

SunAmerica is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolio. There can be no assurance that the Portfolio will not suffer any adverse consequences as a result of the euro conversion.


ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.


SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


PORTFOLIO MANAGEMENT

MANAGER SunAmerica Asset Management Corp. selects the Advisers for the Portfolio, provides various administrative services, and supervises the daily business affairs of the Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolio, selection of broker-dealers and negotiation of commission rates for their respective portion of the Portfolio. SunAmerica may terminate any agreement with an Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolio with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for the Portfolio, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Portfolio have the right to terminate an agreement with an Adviser at any time by a vote of the majority of the outstanding voting securities. Shareholders will be notified of any Adviser changes. The order also permits Style Select to disclose to shareholders the Advisers' fees only in the aggregate for the Portfolio. For the fiscal year ended October 31, 1998, the Portfolio paid SunAmerica a fee equal to 0.85% of average daily net assets.


SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $15 billion as of October 31, 1998. In addition to managing Style Select, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust,

Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust.


The Advisers for the FOCUS PORTFOLIO are Bramwell Capital Management, Inc. ("Bramwell"), Jennison Associates LLC ("Jennison") and Marsico Capital Management, LLC ("Marsico").

BRAMWELL CAPITAL MANAGEMENT, INC. Bramwell is a Delaware corporation located at 745 Fifth Avenue, New York, NY 10151. As of April 30, 1998, Bramwell had under management approximately $605 million in assets.

Elizabeth R. Bramwell serves as the Portfolio Manager for Bramwell's portion of the Portfolio. Ms. Bramwell founded Bramwell in 1994 and has been the Chief Executive Officer ever since. From 1987 until February 1994, Ms. Bramwell was President, Chief Investment Officer, Portfolio Manager and Trustee of The Gabelli Growth Fund.


JENNISON ASSOCIATES LLC Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. As of December 31, 1998, Jennison had approximately $46.4 billion in assets under management for institutional and mutual fund clients.


Spiros "Sig" Segalas serves as the Portfolio Manager for Jennison's portion of the Portfolio. Mr. Segalas is a founding director of Jennison, which was established in 1969, and he has been a Director and Equity Portfolio Manager ever since. In addition, Mr. Segalas has served as President and Chief Investment Officer of Jennison since 1993 and 1971, respectively.


MARSICO CAPITAL MANAGEMENT, LLC Marsico is a Colorado limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. As of January 31, 1999, Marsico had approximately $4.75 billion in assets under management.


Thomas F. Marsico serves as the Portfolio Manager for Marsico's portion of the Portfolio. Mr. Marsico has been the Chairman and Chief Executive Officer of Marsico since he formed Marsico in 1997. From 1988 through 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund and from 1991 through 1997, Mr. Marsico served as the portfolio manager of the Janus Growth & Income Fund.

DISTRIBUTOR SunAmerica Capital Services, Inc. distributes the Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under the Portfolio's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Portfolio, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of Style Select. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolio's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Portfolio's 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.


ADMINISTRATOR SunAmerica Fund Services, Inc. assists the Portfolio's transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a fee, accrued daily and payable monthly, by the Portfolio for its services at the annual rate of .22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to Style Select.


SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

YEAR 2000 Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. This is popularly known as the "Year 2000 Issue." The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. Style Select's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. Style Select's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, Style Select, and the Portfolio, could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Portfolio invests, which could hurt the Portfolio's investment returns.

                              (OUTSIDE BACK COVER)


FOR MORE INFORMATION

     The following documents contain more information about the Portfolio and are available free of charge upon request:


                              ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected the Portfolio's performance during applicable period.


                              STATEMENT OF ADDITIONAL INFORMATION (SAI).
                              Contains additional information about the
                              Portfolio's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolio by contacting:

                              SunAmerica Fund Services, Inc.
                              Mutual Fund Operations
                              The SunAmerica Center
                              733 Third Avenue
                              New York, New York  10017-3204
                              1-800-858-8850

     or by calling your broker or financial advisor.

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC- 0330 for information on the operation of the Public Reference Room. Information about the Portfolio is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [LOGO] SUNAMERICA
                                  MUTUAL FUNDS






DISTRIBUTOR:                            SunAmerica Capital Services



INVESTMENT COMPANY ACT
File No.  811-07797

================================================================================
                                                  PROSPECTUS


                                  March 1, 1999

================================================================================


STYLE SELECT SERIES(R)

AGGRESSIVE GROWTH PORTFOLIO
LARGE-CAP VALUE PORTFOLIO
VALUE PORTFOLIO
SMALL-CAP VALUE PORTFOLIO
INTERNATIONAL EQUITY PORTFOLIO
(CLASS Z SHARES)


















The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation
to the contrary is a criminal offense.

                                                            [LOGO]  SUNAMERICA
                                                                  MUTUAL FUNDS

                                TABLE OF CONTENTS


FUND HIGHLIGHTS................................................................3

FINANCIAL HIGHLIGHTS..........................................................13

SHAREHOLDER ACCOUNT INFORMATION...............................................16

MORE INFORMATION ABOUT THE PORTFOLIOS.........................................18
            Investment Strategies.............................................18
            Glossary..........................................................23
                        Investment Terminology................................23
                        Risk Terminology......................................24

FUND MANAGEMENT...............................................................27

FUND HIGHLIGHTS


The following questions and answers are designed to give you an overview of the Fund, and to provide you with information about five of the Fund's separate Portfolios and their investment goals, principal strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in chart form, under "More Information About the Portfolios," which is on page 18, and the glossary that follows on page 23.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, STRATEGIES AND TECHNIQUES?


A:


------------------------------------------------------------------------------------------------------------------------------------
     Fund                   Investment               Principal                   Principal Investment Techniques
                               Goal                 Investment
                                                     Strategy
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE                   long-term                 growth            invests primarily in equity securities (including, when
GROWTH                       growth of                                   appropriate, by active trading) selected on the basis of
PORTFOLIO                    capital                                     growth criteria, issued by companies selected without
                                                                         regard to market capitalizations, except that they will
                                                                         generally have market capitalizations of less than $1
                                                                         billion or between $1 billion and $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP                    long-term                 value             invests primarily in equity securities (including, when
VALUE                        growth of                                   appropriate, by active trading) selected on the basis of
PORTFOLIO                    capital                                     value criteria, issued by companies with market
                                                                         capitalizations of over $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
VALUE                        long-term                 value             invests primarily in equity securities (including, when
PORTFOLIO                    growth of                                   appropriate, by active trading) selected on the basis of
                             capital                                     value criteria, issued by companies selected without regard to market capitalizations, except that the Portfolio as a
                                                                         whole generally expects to have a significant portion of
                                                                         its total assets invested in securities of companies with
                                                                         market capitalizations between $1 billion and $5 billion at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP                    long-term                 value             invests primarily in equity securities (including, when
VALUE                        growth of                                   appropriate, by active trading) selected on the basis of
PORTFOLIO                    capital                                     value criteria, issued by companies with market
                                                                         capitalizations of less than $1 billion at the time of
                                                                         purchase
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL                long-term                 international     invests primarily in equity securities (including, when
EQUITY                       growth of                                   appropriate, by active trading) and other securities with
PORTFOLIO                    capital                                     equity characteristics of non-U.S. issuers located in at
                                                                         least three countries other than the U.S. and selected
                                                                         without regard to market capitalization at the time of
                                                                         purchase
------------------------------------------------------------------------------------------------------------------------------------


     [Margin note: A Portfolio engages in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.]


     [Margin note: The "GROWTH" ORIENTED philosophy to which the Aggressive Growth Portfolio partly subscribes-that of investing in securities which are believed to offer the potential for capital appreciation-focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]


     [Margin note: The "VALUE" ORIENTED philosophy to which the Large-Cap Value, Value and Small-Cap Value Portfolios partly subscribe-that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market.]


     [Margin note: The strategy of "INTERNATIONAL" INVESTING that the International Equity Portfolio follows involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.]



     [Margin note: "COUNTRY ALLOCATION" is an investment strategy by which an Adviser purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks. This research may include, but is not limited to, data and forecasts about general regional economic strength, political and economic stability, and valuation of currency.]


     [Margin note: MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.]

     With the exception of the International Equity Portfolio, which has two different Advisers, each portfolio provides investors with access to at least three different professional Advisers, each with its own distinct investment methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.


     SunAmerica will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

     SunAmerica intends, on a quarterly basis, to review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then re-allocate cash flows among the Advisers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. SunAmerica does not intend, but reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio, while the chart on page 19 describes various additional risks.


     RISKS OF INVESTING IN EQUITY SECURITIES


     All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions-for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.


     RISKS OF NON-DIVERSIFICATION


     Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     ADDITIONAL PRINCIPAL RISKS


     Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.


     ADDITIONAL RISKS SPECIFIC TO THE AGGRESSIVE GROWTH PORTFOLIO AND SMALL-CAP VALUE PORTFOLIO


     Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. These Portfolios may be riskier than the Large-Cap Value Portfolio.


     ADDITIONAL RISKS SPECIFIC TO THE INTERNATIONAL EQUITY PORTFOLIO


     While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.


Q:   HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?


A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Aggressive Growth Portfolio


1997                    1998
23.87%                  30.58%


(Class B)*


During the period shown in the bar chart, the highest return for a quarter was 32.67% (quarter ended 12/31/98) and the lowest return for a quarter was -15.85% (quarter ended 9/30/98).


---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED                                                   RETURN SINCE
DECEMBER 31, 1998)                                      PAST ONE YEAR        INCEPTION*****
---------------------------------------------------------------------------------------------
Aggressive Growth Portfolio**  Class B                        26.58%            25.96%
---------------------------------------------------------------------------------------------
Russell 2500 Growth Index***                                   9.84%            12.79%
---------------------------------------------------------------------------------------------
Morningstar Aggressive Growth Category ****                   13.53%            13.92%
---------------------------------------------------------------------------------------------



* The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

**    Includes sales charges.

*** The Russell 2500(Trademark) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

**** Developed by Morningstar, the Morningstar Agressive Growth Category currently reflects a group of 123 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class B shares commenced offering on November 19, 1996. Class Z shares commenced offering on April 1, 1998.

Large-Cap Value Portfolio


1998
8.06%


(Class B)*


During the period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended 12/31/98) and the lowest return for a quarter was -13.83 (quarter ended 9/30/98).


----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                    PAST ONE YEAR             RETURN SINCE INCEPTION****
----------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio**  Class B                     4.06%                         1.42%
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index***                              15.43%                       16.72%
----------------------------------------------------------------------------------------------------------
Morningstar Large-Cap Value Category****                 12.69%                       11.06%
----------------------------------------------------------------------------------------------------------


* The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

**    Includes sales charges.

*** The Russell 1000(Registered) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

**** Developed by Morningstar, the Morningstar Large-Cap Value Category currently reflects a group of 263 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class B shares commenced offering on October 15, 1997. Class Z shares commenced offering on April 1, 1998.

Value Portfolio


1997                    1998
28.67%                  -0.57%


(Class B)*


During the period shown in the bar chart, the highest return for a quarter was 16.51% (quarter ended 12/31/98) and the lowest return for a quarter was -18.66% (quarter ended 9/30/98).


-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                      PAST ONE YEAR           RETURN SINCE INCEPTION*****
-----------------------------------------------------------------------------------------------------------
Value Portfolio**            Class B                      -4.57%                      11.84%
-----------------------------------------------------------------------------------------------------------
Russell Midcap Value Index***                              1.32%                      14.13%
-----------------------------------------------------------------------------------------------------------
Morningstar Mid-Cap Value Category****                     1.12%                      14.05%
-----------------------------------------------------------------------------------------------------------


* The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

**    Includes sales charges.

*** The Russell Midcap(Trademark) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

**** Developed by Morningstar, the Morningstar Mid-Cap Value Category currently reflects a group of 141 mutual funds that have portfolios with median market capitalizatins, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class B shares commenced offering on November 19, 1996. Class Z shares commenced offering on April 1, 1998.

Small-Cap Value Portfolio


1998
-7.41%


(Class B)*


During the period shown in the bar chart, the highest return for a quarter was 14.06% (quarter ended 12/31/98) and the lowest return for a quarter was -19.98% (quarter ended 9/30/98).


-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS
OF THE CALENDAR YEAR ENDED
DECEMBER 31, 1998)                                      PAST ONE YEAR           RETURN SINCE INCEPTION*****
-------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio**  Class B                     -11.41%                        -9.83%
-------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index***                               -6.45%                        -4.05%
-------------------------------------------------------------------------------------------------------------
Morningstar Small-Cap Value Category****                  -6.28%                        -7.24%
-------------------------------------------------------------------------------------------------------------


* The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

**    Includes sales charge.

*** The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2000 smallest companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.

**** Developed by Morningstar, the Morningstar Small-Cap Value Category currently reflects a group of 180 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class B shares commenced offering on October 15, 1997. Class Z shares commenced offering on April 1, 1998.

International Equity Portfolio


1997                    1998
-3.47%                  9.60%


(Class B)*


During the period shown in the bar chart, the highest return for a quarter was 15.22% (quarter ended 12/31/98) and the lowest return for a quarter was -16.47% (quarter ended 9/30/98).


---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER
31, 1998)                                                  PAST ONE YEAR           RETURN SINCE INCEPTION*****
---------------------------------------------------------------------------------------------------------------
International Equity Portfolio**  Class B                   5.60%                           1.04%
---------------------------------------------------------------------------------------------------------------
MSCI EAFE Index***                                         10.56%                          10.37%
---------------------------------------------------------------------------------------------------------------
Morningstar Foreign Stock Category****                     12.21%                           9.13%
---------------------------------------------------------------------------------------------------------------


* The returns shown in the bar chart are for Class B shares, which are not offered in this Prospectus. Class B shares were used in preparing the bar chart because Class B has the longest performance record. Class Z shares would have had substantially similar annual returns as those shown for Class B shares because the shares are invested in the same portfolio of securities as the Class Z shares. The annual returns of the Class Z shares would differ from those of the Class B shares only to the extent that the Classes do not have the same fees and expenses. The Class B sales charges are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.

**    Includes sales charges.

*** The MSCI EAFE Index consists of foreign companies located in developed markets of 21 different countries of Europe, Australia, Asia and the Far East.

**** Developed by Morningstar, the Morningstar Foreign Stock Category currently reflects a group of 302 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class B shares commenced offering on November 19, 1996. Class Z shares commenced offering on April 1, 1998.



Q:    WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold Class Z Shares of the Portfolios.

                               AGGRESSIVE GROWTH    LARGE-CAP VALUE                         SMALL-CAP VALUE    INTERNATIONAL EQUITY
                                   PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO      PORTFOLIO            PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly
from your investment)

      Maximum Sales
      Charge (Load)
      Imposed on
      Purchases (as a
      percentage of
      offering price)                 None                None                  None              None                 None

      Maximum
      Deferred Sales
      Charge (Load)
      (as a percentage
      of amount
      redeemed)                       None                None                  None              None                 None

      Maximum Sales
      Charge (Load)
      Imposed on
      Reinvested
      Dividends                       None                None                  None              None                 None
      Redemption Fee                  None                None                  None              None                 None
      Exchange Fee                    None                None                  None              None                 None

ANNUAL FUND
OPERATING EXPENSES
(expenses that are
deducted from Fund
assets)

      Management
      Fees                           1.00%               1.00%                 1.00%             1.00%                1.10%

      Distribution
      (12b-1) Fees                    None                None                  None              None                 None

      Other
      Expenses                       7.83%               11.98%                29.04%            20.58%               16.61%
                           --------------------------------------------------------------------------------------------------------

Total Annual
      Fund
      Operating
      Expenses                       8.83%               12.98%                30.04%            21.58%               17.71%
                           ========================================================================================================
Expense
Reimbursement (1)                    7.62%               11.77%                28.83%            20.37%               16.25%

Net Expenses                         1.21%                1.21%                 1.21%             1.21%                1.46%


(1) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:


                                                      1 Year         3 Years          5 Years          10 Years
                                                      ------         -------          -------          --------
AGGRESSIVE GROWTH PORTFOLIO
       (Class Z shares)...........................     $123            $384             $665             $1466
LARGE CAP VALUE PORTFOLIO
       (Class Z shares)...........................     $123            $384             $665             $1466
VALUE PORTFOLIO
       (Class Z shares)...........................     $123            $384             $665             $1466
SMALL-CAP VALUE PORTFOLIO
       (Class Z shares)...........................     $123            $384             $665             $1466
INTERNATIONAL EQUITY PORTFOLIO
       (Class Z shares)...........................     $149            $462             $797             $1746


FINANCIAL HIGHLIGHTS


The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

AGGRESSIVE GROWTH
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-  from net       from        Total
             Period              beginning     Income     and un-      ment      Investment     capital     distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains      butions
--------------------------------------------------------------------------------------------------------------------
                                                                     Class Z
04/03/98 - 10/31/98.........      18.30       (0.03)      (1.70)      (1.73)      $   --         $    --     $   --


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z
04/03/98 - 10/31/98.........          16.57          (9.45)         346          1.21(3)       (0.36)(3)      142


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                     10/31/97                     10/31/98
                                     --------                     --------
Aggressive Growth Z.............         --                         7.62%



LARGE-CAP VALUE
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from       Total
             Period              beginning     Income     and un-      ment      Investment     capital     distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains      butions
-------------------------------------------------------------------------------------------------------------------
                                                                     Class Z
04/16/98 - 10/31/98.............  13.86        0.06      (1.27)       (1.21)      (.01)          $   --      $  --


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z
04/16/98 - 10/31/98.............       12.64         (8.72)         207          1.21(3)        0.97(3)       37


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):



                                      10/31/97                     10/31/98
                                      --------                     --------
Large-Cap Value Z...............           --                       11.77%




VALUE  PORTFOLIO



                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from       Total
             Period              beginning     Income     and un-      ment      Investment     capital     distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains      butions
--------------------------------------------------------------------------------------------------------------------
                                                                     Class Z
04/03/98 - 10/31/98.............  17.62        0.05      (2.63)       (2.58)      $  --          $  --       $  --


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z
04/03/98 - 10/31/98.............       15.04         (14.64)        101          1.21(3)        0.62(3)       69


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                        10/31/97                     10/31/98
                                        --------                     --------
Value Z.........................                                      28.83%
                                            --

SMALL-CAP VALUE
PORTFOLIO


                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from       Total
             Period              beginning     Income     and un-      ment      Investment     capital     distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains      butions
--------------------------------------------------------------------------------------------------------------------
                                                                     Class Z
04/03/98 - 10/31/98.............  13.63        0.04      (2.80)       (2.76)     (0.02)          $  --      $  --


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z
04/03/98 - 10/31/98.............       10.85        (20.30)         142          1.21(3)        0.70(3)       50


(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):


                                       10/31/97                     10/31/98
                                       --------                     --------
Small-Cap Value Z...............                                     20.37%
                                            --



INTERNATIONAL EQUITY
PORTFOLIO



                                                         Net gain
                                                         (loss) on
                                                          Invest-
                                                Net        ments
                                 Net Asset    Invest-      (both    Total from   Dividends   Distributions
                                   Value,       ment     realized   net Invest-   from net       from       Total
             Period              beginning     Income     and un-      ment      Investment     capital     distri-
             Ended               of period   (loss)(1)   realized     Income      Income         gains      butions
--------------------------------------------------------------------------------------------------------------------
                                                                     Class Z
04/06/98 - 10/31/98.............  13.87        0.03       (1.63)      (1.60)      $   --         $   --     $   --


                                                                                               Ratio of
                                                                                              net Invest-
                                                                                                 ment
                                                                                Ratio of        Income
                                                                 Net Assets     expenses      (loss) to
                                    Net Asset                      end of      to average      average
             Period                Value, end        Total         period      net assets     net assets   Portfolio
             Ended                  of period      Return (2)      (000's)        (4)            (4)        turnover
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z
04/06/98 - 10/31/98.............       12.27         (11.54)        145          1.46(3)        0.40(3)      114


(1) Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load

(3) Annualized

(4) Net of the following expense reimbursements (based on average net assets):



                                        10/31/97                     10/31/98
                                        --------                     --------
International Equity Z..........            --                        16.25%

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

Each Portfolio offers Class Z shares through this prospectus. Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan sponsored by Fidelity Investments (the "401(k) Plan" or the "Plan").

OPENING AN ACCOUNT

Class Z shares of the Portfolio are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Portfolio shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

TRANSACTION POLICIES


VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.


Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A, Class B and Class II shares of each Portfolio, except following the payment of dividends and distributions.

BUY AND SELL PRICES When you buy Class Z shares, you pay the NAV. When you sell Class Z shares, you receive the NAV.


EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the Fund receives your request. If your order is received by the Fund or the Distributor before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. The Fund and the Distributor reserve the right to reject any order to buy shares.


The net asset value per share at which shares of the Portfolio are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

EXCHANGES Class Z shareholders of one Portfolio may exchange their shares for Class Z shares of another SunAmerica Mutual Fund on the basis of relative net asset value per share.

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, a shareholder will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment)

     o    after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid annually by the Portfolios.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund that offers Class Z. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call

Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B and Class II of the same Portfolio shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

TAXES As a qualified plan, the 401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

MORE INFORMATION ABOUT THE PORTFOLIOS


[Sidebar: INVESTMENT STRATEGIES Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.]

                                   AGGRESSIVE                     LARGE-CAP
                                 GROWTH PORTFOLIO              VALUE PORTFOLIO                VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
What is the Portfolio's        Long-term growth of          Long-term growth of             Long-term growth of
investment goal?               capital                      capital                         capital
What are the                   growth                       value                           value
Portfolio's principal
investment strategies?


What are the                   investment                   investment (including,          investment
Portfolio's principal          (including, when             when appropriate,               (including, when
investment                     appropriate,                 active trading) in stocks       appropriate,
techniques?                    active trading) in           of large companies that         active trading) in
                               stocks of small and          offer the potential for         stocks of medium-
                               medium sized                 long-term growth of             size companies that
                               companies that offer         capital                         offer the potential
                               the potential for                                            for long growth of
                               long-term growth of                                          capital
                               capital


What are the                   equity securities of         equity securities of            equity securities of
Portfolio's principal          companies selected           large companies (at             companies selected
investments (under             through a growth             least 65% of total              through a value
normal market                  strategy; generally          assets) selected through        strategy; a
conditions)?                   invests in small and         a value strategy                significant portion of
                               medium-sized                                                 Portfolio as a whole
                               companies                                                    will generally be
                                                                                            invested in medium-
                                                                                            sized companies

What are the                   o   stock market             o   stock market                o   stock market
Portfolio's principal              volatility                   volatility                      volatility
risks?                         o   securities               o   securities selection        o   securities
                                   selection                o   non-diversification             selection
                               o   small market                                             o   non-
                                   capitalization                                               diversification
                               o   non-
                                   diversification


                                         SMALL-CAP                   INTERNATIONAL
                                      VALUE PORTFOLIO               EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------
What is the Portfolio's             Long-term growth of          Long-term growth of
investment goal?                    capital                      capital
What are the                        value                        international
Portfolio's principal
investment strategies?


What are the                        investment                   investment (including,
Portfolio's principal               (including, when             when appropriate,
investment                          appropriate,                 active trading) in stocks
techniques?                         active trading) in           of foreign securities
                                    stocks of small              that offer the potential
                                    companies that offer         for long-term growth of
                                    the potential for            capital
                                    long-term growth of
                                    capital



What are the                        equity securities of         equity and other
Portfolio's principal               small companies (at          securities with equity
investments (under                  least 65% of total           characteristics
normal market                       assets) selected             securities of issuers in
conditions)?                        through a value              at least 3 countries
                                    strategy                     other than the United
                                                                 States



What are the                        o   stock market             o   stock market
Portfolio's principal                   volatility                   volatility
risks?                              o   securities               o   securities selection
                                        selection                o   foreign exposure
                                    o   small market             o   currency volatility
                                        capitalization           o   emerging markets
                                    o   non-                     o   non-diversification
                                        diversification

                               AGGRESSIVE           LARGE-CAP                                SMALL-CAP          INTERNATIONAL
                            GROWTH PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO    VALUE PORTFOLIO      EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
What other
investment strategies
can the Portfolio use?

o   Large company
    stocks                         Yes             see principal              Yes                  Yes                  Yes
                                                 investments above

o   Medium-sized
    company stocks            see principal             Yes              see principal             Yes                  Yes
                            investments above                          investments above
o   Small company
    stocks                    see principal             Yes                   Yes             see principal             Yes
                            investments above                                               investments above

o   Fixed income
    securities

       Investment
       grade                       Yes                  Yes                   Yes                  Yes                  Yes

       Junk bonds                  Yes                   No                   Yes                  Yes                  Yes

       Asset-backed
       securities                  Yes                  Yes                   Yes                  Yes                  Yes

o   REITs                          No                   Yes                   Yes                  Yes                   No

o   Short-term
    investments              Yes (up to 25%)      Yes (up to 25%)       Yes (up to 25%)      Yes (up to 25%)      Yes (up to 25%)

o   Defensive
    investments                    Yes                  Yes                   Yes                  Yes                  Yes

o   Foreign securities       Yes (up to 30%)      Yes (up to 30%)       Yes (up to 30%)      Yes (up to 30%)       See principal
                                                                                                                 investments above

                               AGGRESSIVE           LARGE-CAP                                SMALL-CAP          INTERNATIONAL
                            GROWTH PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO    VALUE PORTFOLIO      EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
       ADRs/EDRs/                  Yes                  Yes                   Yes                  Yes                  Yes
       GDRs
       Foreign
       investment
       companies             Yes (up to 10%)             No                   No                   No             Yes (up to 10%)

o    Currency                      Yes                  Yes                   Yes                  Yes                  Yes
     transactions

o   Illiquid securities      Yes (up to 15%)      Yes (up to 15%)       Yes (up to 15%)      Yes (up to 15%)      Yes (up to 15%)

o   Securities lending     Yes (up to 33 1/3%)   Yes (up to 33 1/3%)  Yes (up to 33 1/3%)  Yes (up to 33 1/3%)   Yes (up to 33 1/3%)

o   Borrowing for          Yes (up to 33 1/3%)   Yes (up to 33 1/3%)  Yes (up to 33 1/3%)  Yes (up to 33 1/3%)   Yes (up to 33 1/3%)
    temporary or
    emergency
    purposes

o   Options and                    Yes                  Yes                   Yes                  Yes                  Yes
    futures

o   Hybrid                         Yes                  Yes                   Yes                  Yes                  Yes
    Instruments

o   Short sales              Yes (up to 25%)      Yes (up to 25%)       Yes (up to 25%)      Yes (up to 25%)      Yes (up to 25%)

o   Short sales
    (against-the-box)        Yes (up to 25%)      Yes (up to 25%)       Yes (up to 25%)      Yes (up to 25%)      Yes (up to 25%)

o   Special Situations             Yes                   Yes                  Yes                  Yes                   Yes

                          AGGRESSIVE           LARGE-CAP                                     SMALL-CAP           INTERNATIONAL
                       GROWTH PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO         VALUE PORTFOLIO      EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

What other potential
risks can affect a     o interest rate       o interest rate      o interest rate         o interest rate      o   small market
Portfolio?               fluctuations          fluctuations         fluctuations            fluctuations           capitalizations
                       o foreign exposure    o small market       o small market          o foreign exposure   o   interest rate
                       o illiquidity           capitalization       capitalization        o illiquidity            fluctuations
                       o derivatives         o foreign exposure   o foreign exposure      o derivatives        o   illiquidity
                       o hedging             o illiquidity        o illiquidity           o hedging            o   derivatives
                       o credit quality      o derivatives        o derivatives           o credit quality     o   hedging
                       o emerging            o hedging            o hedging               o emerging           o   credit quality
                         markets             o credit quality     o credit quality          markets            o   euro conversion
                       o euro conversion     o emerging markets   o emerging              o euro conversion    o   prepayment
                       o prepayment          o euro conversion      markets               o prepayment
                                             o prepayment         o euro conversion
                                                                  o prepayment

GLOSSARY

INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.


ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.


EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

LARGE COMPANIES have market capitalizations of over $5 billion.

MEDIUM-SIZED COMPANIES have market capitalizations ranging from $1 billion to $5 billion.

SMALL COMPANIES have market capitalizations of $1 billion or less.

[Margin note: LARGE COMPANIES and MEDIUM-SIZED COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL COMPANIES generally will be companies that have been in business for a shorter period of time.]



FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by SunAmerica or a Subadviser).


[Margin note: The two best-known debt rating agencies are Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]

A "JUNK BOND" is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.

ASSET-BACKED SECURITIES represent an interest in a pool of consumer or other types of loans. Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS") are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Advisers will not invest in such investment companies unless, in their judgment, the potential benefits justify the payment of any associated fees and expenses.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.


The Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Portfolio's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce a Portfolio's return.


A derivative instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.


OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

HYBRID INSTRUMENTS, including indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

A SHORT SALE is the sale of a security that you do not own, but which you intend to borrow in order to make delivery. A short sale is "against the box" when a Portfolio sells short a security that it owns in its portfolio to lock in appreciation on that security.


A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.



NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.



CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.


INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.


DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.


HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, JUNK BONDS may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.


EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.


EURO CONVERSION: Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. SunAmerica is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.


PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.


FUND MANAGEMENT

MANAGER SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with another Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose to shareholders the Advisers' fees only in the aggregate for each

Portfolio. For the fiscal year ended October 31, 1998, each Portfolio paid SunAmerica a fee equal to 1.00% of average daily net assets except the International Equity Portfolio, which paid a fee equal to 1.10% of average daily net assets.


SunAmerica, located in the SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $15 billion as of October 31, 1998. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust.


The Advisers and Portfolio Managers for each Portfolio are described below:


Portfolio                             Portfolio management allocated among
---------                             the following

                                      Advisers
                                      --------
Aggressive Growth Portfolio           Janus Capital Corporation ("Janus")
                                      SunAmerica
                                      Warburg Pincus Asset Management, Inc.
                                      ("Warburg")

Large-Cap Value Portfolio             David L. Babson & Co., Inc. ("Babson")
                                      Davis Selected Advisers, L.P. ("Davis")
                                      Wellington Management Company
                                      ("Wellington Management")

Value Portfolio                       Davis
                                      Neuberger Berman, LLC ("Neuberger Berman")
                                      American Century Investment Management,
                                      Inc. ("American Century")

Small-Cap Value Portfolio             Berger Associates, Inc. ("Berger")
                                      (subcontracted to Perkins, Wolf, McDonnell
                                      & Company ("PWM") The Glenmede Trust
                                      Company ("Glenmede") Lazard

International Equity Portfolio        Bankers Trust Company ("BT")
                                      Rowe Price-Fleming International, Inc.
                                      ("Rowe-Fleming")



INFORMATION ABOUT ADVISERS
--------------------------

                           Description of the Advisers
                           ---------------------------

AMERICAN CENTURY INVESTMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of October 28, 1998, American Century had approximately $70 billion in total assets under management.


DAVID L. BABSON & CO., INC. Babson is a Massachusetts corporation, located at One Memorial Drive, Cambridge, Massachusetts 02142. Babson provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. As of December 31, 1998, Babson had over $21.1 billion in assets under management.


BANKERS TRUST COMPANY. BT has principal offices at 130 Liberty Street, New York, New York 10006. BT conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1998, BT managed approximately $370 billion in assets globally.


BERGER ASSOCIATES, INC. Berger is a Delaware corporation, located at 210 University Boulevard, Suite 900, Denver Colorado 80206, and serves as investment adviser, sub-adviser, administrator, or sub-administrator to mutual funds, and institutional and private investors.

DAVIS SELECTED ADVISERS, L.P. Davis is a Colorado limited partnership, located at 124 East Marcy Street, Santa Fe, New Mexico 87501. As of March 31, 1998, Davis had assets under management of approximately $17.9 billion.


THE GLENMEDE TRUST COMPANY. Glenmede is a privately-owned, independent trust company devoted exclusively to investment management and trust services, taxable and tax exempt funds and institutions and individuals investing in U.S. and International equity and fixed income securities. Glenmede is located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103. As of December 31, 1998, Glenmede had approximately $14.0 billion in assets under management.


JANUS CAPITAL CORPORATION. Janus is a Colorado corporation located at 100 Fillmore Street, Denver, Colorado 80206-4923, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1998, Janus had under management approximately $108 billion.


LAZARD ASSET MANAGEMENT. Lazard is a division of Lazard Freres & Co. LLC, a New York limited liability company. Located at 30 Rockefeller Plaza, New York, New York 10112, Lazard provides investment management services to individual and institutional clients. As of March 31, 1998, Lazard and its affiliated companies managed client discretionary accounts with assets totaling approximately $67 billion.


NEUBERGER BERMAN, LLC. Neuberger Berman is a Delaware limited liability company located at 605 Third Avenue, New York, New York 10158-0180. Neuberger Berman has been in the investment advisory business since 1939. As of March 31, 1998, Neuberger
Berman and its affiliates had assets under management of approximately $59 billion.


PERKINS, WOLF, MCDONNELL & COMPANY. PWM, located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604, was organized as a Delaware corporation in 1980. PWM is a member of the National Association of Securities Dealers, Inc. and, in 1984, registered with the Securities and Exchange Commission as an investment adviser. As of March 31, 1998, PWM had assets under management of approximately $325 million.


ROWE PRICE-FLEMING INTERNATIONAL, INC. Rowe-Fleming is a Maryland corporation, incorporated in 1979. It is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 1998, Rowe-Fleming managed over $32 billion of foreign assets.


WARBURG PINCUS ASSET MANAGEMENT, INC. Warburg is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1998, Warburg managed approximately $211.3 billion in assets. Warburg is located at 466 Lexington Avenue, New York, NY 10017-3147.


WELLINGTON MANAGEMENT COMPANY, LLP.  Wellington Management is a
Massachusetts limited liability partnership, located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1998, Wellington Management had investment management authority with respect to approximately $211.3 billion of assets.


Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
Aggressive Growth Portfolio            Scott W. Schoelzel                                     Mr. Schoelzel joined Janus
                                       Executive Vice President and                           Capital in January 1994.
                                       Portfolio Manager (Janus)

                                       Donna Calder (Domestic                                 Prior to joining SunAmerica
                                       Equity Investment Team)                                as a Portfolio Manager in
                                       Portfolio Manager                                      February 1998, Ms. Calder
                                       (SunAmerica)                                           served as a General Partner of
                                                                                              Manhattan Capital Partners,
                                                                                              L.P.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Elizabeth B. Dater                                     Ms. Dater has been with
                                       Managing Director (Warburg)                            Warburg since 1978.

                                       Stephen J. Lurito                                      Mr. Lurito has been with
                                       Managing Director (Warburg)                            Warburg since 1987.

Large-Cap Value Portfolio              Roland W. Whitridge                                    Mr. Whitridge has been
                                       Portfolio Manager (Babson)                             employed by Babson in
                                                                                              portfolio management for
                                                                                              over twenty years.

                                       Christopher C. Davis                                   Mr. Davis joined Davis in
                                       Portfolio Manager (Davis)                              September 1989 as an
                                                                                              assistant portfolio manager
                                                                                              and research analyst.

                                       John R. Ryan (Value/Yield                              Mr. Ryan has been a portfolio manager
                                       Team)                                                  with Wellington Management's
                                       Senior Vice President,                                 Value/Yield investment team since
                                       Managing Partner and Head of                           1981 and has held the position of
                                       Value/Yield Team                                       Senior Vice President of Wellington
                                       (Wellington Management)                                since 1987. Mr. Ryan became a
                                                                                              Managing Partner on January 1, 1996.

Value Portfolio                        Christopher C. Davis                                   See Above.
                                       Portfolio Manager (Davis)

                                       Shelby M. C. Davis                                     Since 1968, Mr. Davis, has been a
                                       Former Co-Manager (Davis)                              director of Venture Advisers, Inc.
                                                                                              He is also a director and officer of
                                                                                              all investment companies managed by
                                                                                              Davis.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Michael M. Kassen                                      Mr. Kassen has been
                                       Portfolio Manager, Managing                            Managing Director since
                                       Director, Vice President and                           January 1994 and a Vice
                                       Principal (Neuberger Berman)                           President and Portfolio
                                                                                              Manager since June 1990, of
                                                                                              Neuberger Berman
                                                                                              Management Inc. and a
                                                                                              principal of Neuberger
                                                                                              Berman since January 1993.


                                       Robert I. Gendelman                                    Mr. Gendelman has been a
                                       Senior Portfolio Manager,                              principal of Neuberger
                                       Assistant Vice President and                           Berman since December
                                       Principal (Neuberger Berman)                           1996.  He was a portfolio
                                                                                              manager for another mutual
                                                                                              fund manager from 1992 to
                                                                                              1993.

                                       Scott A. Moore                                         Mr. Moore has been a member of
                                       Portfolio Manager (American Century)                   the team that manages the Portfolio
                                                                                              since October 1996 and Portfolio
                                                                                              Manager since February 1999. He
                                                                                              joined American Century in August
                                                                                              1993 as an Investment Analyst.

Small-Cap Value Portfolio              Robert H. Perkins                                      Robert Perkins has been an
                                       President,  Chief Investment                           investment manager since 1970. Mr.
                                       Officer and Director (PWM)                             Perkins owns 49% of PWM's outstanding
                                                                                              common stock and serves as President
                                                                                              and Chief Investment Officer and as
                                                                                              a director of PWM.

                                       Herbert W. Gullquist                                   Mr. Gullquist has been with Lazard
                                       (Investment Team)                                      since 1982. He is a Managing Director,
                                       Vice Chairman                                          a Vice-Chairman and the Chief
                                       (Lazard)                                               Investment Officer.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------
                                       Eileen D. Alexanderson                                 Ms. Alexanderson is a Managing
                                       (Investment Team) Managing                             Director of Lazard responsible for
                                       Director, Portfolio Manager                            U.S./global equity management and
                                       (Lazard)                                               overseeing the day-to-day operations
                                                                                              of the U.S. small-cap and U.S.
                                                                                              mid-cap equity investment teams. Ms.
                                                                                              Alexanderson joined the firm in 1979
                                                                                              and has 18 years of investment
                                                                                              experience. She is a CFA and holds
                                                                                              a B.S. from St. Johns' University.

                                       Robert J. Mancuso, CFA                                 Mr. Mancuso has been with Glenmede
                                       Vice President and Lead                                since 1992.
                                       Portfolio Manager (Glenmede)

                                       Scott R. Abernethy, CFA                                Mr. Abernathy has been with
                                       Vice President and Portfolio                           Glenmede since 1991.
                                       Manager (Glenmede)

                                       Thomas R. Angers, CFA                                  Mr. Angers has been with Glenmede
                                       Vice President and Director of                         since 1995. Before joining Glenmede,
                                       Equity Research (Glenmede)                             he was a Vice President, Portfolio
                                                                                              Manager and securities analyst for
                                                                                              Independence Capital Management, Inc.

                                       Larry R. Bernstein, CFA                                Mr. Bernstein joined
                                       Vice President (Glenmede)                              Glenmede in 1998 as a Vice
                                                                                              President in the Investment Policy and
                                                                                              Strategy department. Prior to joining
                                                                                              Glenmede, he was a Vice President at
                                                                                              the Provident Capital Management unit
                                                                                              of PNC Bank in Philadelphia.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------

                                       Barry D. Kohout, CFA                                   Mr. Kohout has been with
                                       Vice President and Equity                              Glenmede since 1996. Before
                                       Research Analyst                                       joining Glenmede, he was an
                                       (Glenmede)                                             investment manager for
                                                                                              Constellation Investments,
                                                                                              Inc. and senior equity research
                                                                                              analyst for Independence Capital
                                                                                              Management, Inc.

                                       Robert T. Niemeyer, Sr., CFA                           Mr. Niemeyer has been
                                       Vice President and Equity                              with Glenmede since 1997.
                                       Research Analyst                                       Prior to joining Glenmede, he
                                       (Glenmede)                                             served as Vice President, Senior
                                                                                              Investment Officer, Equity
                                                                                              Research Analyst, Assistant Vice
                                                                                              President and Senior Investment
                                                                                              Officer during his twenty-one
                                                                                              years at PNC Bank.

                                       Anthony J. Albuquerque                                 Mr. Albuquerque has been with
                                       Equity Research Associate                              Glenmede since 1995. Prior to
                                       (Glenmede)                                             joining Glenmede, he was a research
                                                                                              associate at Bloomberg
                                                                                              Financial Markets.

Portfolio                              Name, Title and Affiliation of                         Experience
---------                              ------------------------------                         ----------
                                       Portfolio Manager
                                       -----------------

International Equity Portfolio         Michael Levy (International                            Mr. Levy's experience prior to
                                       Equity Team)                                           joining BT includes investment
                                       Managing Director of Bankers                           banking and equity analysis
                                       Trust Funds Management,                                with Oppenheimer & Company
                                       Head of International Equity                           and he has more than twenty-six
                                       Team (BT)                                              years of business experience, of
                                                                                              which sixteen years have been in
                                                                                              the investment industry.

                                       Robert L. Reiner                                       Mr. Reiner has 16 years of
                                       (International Equity Team)                            investment industry
                                       Managing Director of Bankers                           experience, previously at
                                       Trust Funds Management                                 Scudder, Stevens & Clark
                                       (BT)                                                   where he was responsible for
                                                                                              providing equity research and
                                                                                              macroeconomic/market
                                                                                              coverage.

                                       Martin G. Wade                                         Mr. Wade joined Rowe-Fleming in
                                       Portfolio Manager (Rowe-                               1979 and he has 28 years of
                                       Fleming)                                               experience with the Fleming Group in
                                                                                              research, client service, and
                                                                                              investment management. (Fleming
                                                                                              Group includes Flemings and/or
                                                                                              Jardine Fleming)

                                       Robert W. Smith                                        Mr. Smith joined Rowe-Fleming in
                                       Portfolio Manager (Rowe-                               1996. He joined T. Rowe Price in
                                       Fleming)                                               in 1992 and has 12 years of
                                                                                              experience in financial analysis.


                                       Mark C. J. Bickford-Smith                              Mr. Bickford-Smith joined
                                       Portfolio Manager (Rowe-                               Rowe-Fleming in 1995 and has 14 years
                                       Fleming)                                               of experience in equity research and
                                                                                              portfolio management.

                                       John R. Ford                                           Mr. Ford joined Rowe-
                                       Portfolio Manager (Rowe-                               Fleming in 1982 and
                                       Fleming)                                               has 17 years of experience
                                                                                              with Fleming Group in
                                                                                              research and portfolio
                                                                                              management.

                                       James B. M. Seddon                                     Mr. Seddon joined Rowe-
                                       Portfolio Manager (Rowe-                               Fleming in 1987 and
                                       Fleming)                                               has 12 years of experience in
                                                                                              portfolio management.

                                       David J. L. Warren                                     Mr. Warren joined Rowe-Fleming
                                       Portfolio Manager (Rowe-                               in 1984 and has 17 years of
                                       Fleming)                                               experience in equity research,
                                                                                              fixed income research, and portfolio
                                                                                              management.



DISTRIBUTOR SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Portfolios' Class Z shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. There is no distribution plan in effect for the Class Z shares.

ADMINISTRATOR SunAmerica Fund Services, Inc., serves as the Administrator for Class Z shares and receives reimbursement from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares.

YEAR 2000 Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. This is popularly known as the "Year 2000 Issue." The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The Fund's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. The Fund's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, the Fund could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Fund invests, which could hurt the Fund's investment returns.

                              (OUTSIDE BACK COVER)




FOR MORE INFORMATION

     The following documents contain more information about the Portfolios and are available free of charge upon request:


          ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.


          STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

          SunAmerica Fund Services, Inc.
          Mutual Fund Operations
          The SunAmerica Center
          733 Third Avenue
          New York, New York  10017-3204
          1-800-858-8850

     or by calling your broker or financial advisor.

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549- 6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [LOGO] SUNAMERICA
                                  MUTUAL FUNDS








DISTRIBUTOR:                            SunAmerica Capital Services



INVESTMENT COMPANY ACT
File No.  811-07797

                               STYLE SELECT SERIES
                       Statement of Additional Information
                               dated March 1, 1999


The SunAmerica Center                                   General Marketing and
733 Third Avenue                                        Shareholder Information
New York, NY  10017-3204                                (800) 858-8850


         Style Select Series, Inc. (the "Fund") is a mutual fund consisting of nine different investment portfolios: the Large-Cap Growth Portfolio, the Mid-Cap Growth Portfolio, the Aggressive Growth Portfolio, the Large-Cap Blend Portfolio, the Large-Cap Value Portfolio, the Value Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio and the Focus Portfolio (each, a "Portfolio"). Each Portfolio is managed by SunAmerica Asset Management Corp. ("SunAmerica"). With the exception of the International Equity Portfolio, which has two Advisers, the assets of each Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which is independently responsible for advising its respective portion of the Portfolio's assets. The Advisers may include SunAmerica, and otherwise will consist of professional investment advisers selected by SunAmerica subject to the review and approval of the Fund's Board of Directors. In choosing Advisers, SunAmerica will seek to obtain, within each Portfolio's overall objective, a distinct investment style.


         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Fund's Prospectus dated March 1, 1999. To obtain a Prospectus free of charge, please call the Fund at (800) 858-8850. Each Prospectus is incorporated by reference into this Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated into this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 858-8850 or writing the Fund at SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


                                TABLE OF CONTENTS
                                                                            Page
The Fund ....................................................................B-3
Investment Objectives and Policies...........................................B-3
Investment Restrictions.................................................... B-38
Directors and Officers......................................................B-39
Advisers, Distributor and Administrator.....................................B-44
Portfolio Transactions and Brokerage........................................B-53
Additional Information Regarding Purchase of Shares.........................B-56
Additional Information Regarding Redemption of Shares.......................B-63
Exchange Privilege..........................................................B-64
Determination of Net Asset Value............................................B-65
Performance Data............................................................B-66
Dividends, Distributions and Taxes..........................................B-72
Retirement Plans............................................................B-77
Description of Shares.......................................................B-78
Additional Information......................................................B-81
Financial Statements........................................................B-88
Appendix..............................................................Appendix-1

         No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the

Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, SunAmerica, any Adviser or SunAmerica Capital Services (the "Distributor"). This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                    THE FUND

         The Fund, organized as a Maryland corporation on July 3, 1996, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of nine Portfolios; each offers Class A, Class B and Class II shares. Class A and Class B shares of the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, the Value Portfolio and the International Equity Portfolio commenced offering on November 19, 1996. Class C of those Portfolios commenced offering March 6, 1997. Class A, Class B and Class C shares of the Large-Cap Growth Portfolio, the Large-Cap Blend Portfolio, the Large-Cap Value Portfolio and Small-Cap Value Portfolio commenced offering October 15, 1997. On March 31, 1998, the Directors approved the creation of the Focus Portfolio, which commenced offering on June 1, 1998. On December 1, 1998, Class C shares of each of the Portfolios except Focus Portfolio were redesignated as Class II shares. The Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio each also offers Class Z shares, which commenced offering on April 1, 1998.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each of the Portfolios are described in the Fund's Prospectus. Certain types of securities in which the Portfolios may invest and certain investment practices the Portfolios may employ, which are described under "More Information about the Portfolios - Investment Strategies" in the Prospectus, are discussed more fully below. Unless otherwise specified, each Portfolio may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

         WARRANTS AND RIGHTS. A Portfolio may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

         CONVERTIBLE SECURITIES AND PREFERRED STOCKS. Convertible securities may be debt securities or preferred stock with a conversion feature. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed that combine higher or lower current income with options and other features. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. While most preferred stocks pay a dividend, a Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

         INVESTMENT IN SMALL, UNSEASONED COMPANIES. As described in the Prospectus, each Portfolio may invest in the securities of small companies having market capitalizations under $1 billion. While such companies may realize more substantial growth than larger, more established companies, they may also be subject to some additional risks. It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. If other investment companies and investors who invest in such issuers trade the same securities when a Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained.

         Companies with a market capitalization of $1 billion to $5 billion ("Mid-Cap Companies") may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.

         FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

         Each Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts (ADRs). Each Portfolio except the Focus Portfolio may also invest in securities of foreign issuers in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. The Focus Portfolio may invest in U.S. dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities.

A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund's custodian in three days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio's investment policies, the Portfolio's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio except the Focus Portfolio also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio may invest in securities denominated in other currency "baskets."

         Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.

         The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

         Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of these Portfolios' shares may change on days when a shareholder will not be able to purchase or redeem shares.


         FOREIGN INVESTMENT COMPANIES. Each Portfolio except the Focus Portfolio may invest in domestic closed-end investment companies that invest in certain foreign markets, including developing countries or emerging markets. The Large-Cap Growth, Aggressive Growth and International Equity Portfolios may invest also in foreign investment companies that invest in such markets. Some of the countries in which the Portfolios invest may not permit direct investment by foreign investors such as the Portfolios. Investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Portfolios to invest in investment companies in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Portfolios will not invest in such investment companies unless, in the judgment of the Advisers, the potential benefits of such investments justify the payment of any associated fees and expenses.

         The Large-Cap Growth Portfolio, Aggressive Growth Portfolio and International Equity Portfolio may invest in Passive Foreign Investment Companies ("PFICs"), which are any foreign corporations that generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To the extent that a Portfolio invests in PFICs, income tax regulations may require the Portfolio to elect to recognize income associated with the PFIC prior to the actual receipt of any such income in order to avoid adverse tax consequences.

         FIXED INCOME SECURITIES. Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as "variable rate obligations," is determined by reference to or is a percentage of an objective standard, such as a bank's prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called "floating rate instruments," changes whenever there is a change in a designated base rate.

         The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.

         The Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio and Aggressive Growth Portfolio may invest in debt securities that the Advisers expect have the potential for capital appreciation and which are rated as low as "BBB" by Standard & Poor's Corporation, a division of the McGraw-Hill Companies ("Standard & Poor's"), or "Baa" by Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Adviser to be of equivalent quality. The Large-Cap Growth Portfolio and the Aggressive Growth Portfolio may also invest in debt securities rated below "BBB" or "Baa" or unrated securities of comparable quality (junk bonds).

         The Large-Cap Blend Portfolio may invest up to 35% of its total assets in securities of issuers other than Large-Cap Companies, which may include debt securities that the Advisers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's, or, if unrated, determined by the Advisers to be of equivalent quality (junk bonds).

         The Large-Cap Value Portfolio, Value Portfolio and Small-Cap Value Portfolio may invest in debt securities that the Advisers expect to have the potential for capital appreciation and which are rated as low as "BBB" by Standard & Poor's, or "Baa" by Moody's, or, if unrated, determined by the Advisers to be of equivalent quality. The Value Portfolio and Small Cap Value Portfolio may also invest in debt securities rated below "BBB" or "Baa" or unrated securities of comparable quality (junk bonds).

         The International Portfolio may invest up to 35% of its total assets in debt securities that the Advisers expect have the potential for capital appreciation. The Portfolio may invest in such debt securities rated below investment grade, that is below "BBB" by Standard & Poor's, or below "Baa" by Moody's or, if unrated, determined by the Advisers to be of equivalent quality (junk bonds).

         The Focus Portfolio currently invests only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

         CORPORATE DEBT INSTRUMENTS. These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate. The Focus Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year.

         INVESTMENT GRADE. A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or
Baa), or, if unrated, considered by the Adviser to be of comparable quality. The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

         U.S. GOVERNMENT SECURITIES. A Portfolio may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

         A Portfolio may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration ("FMHA") and the Export-Import Bank are backed by the full faith and credit of the United States.

         Each Portfolio may also invest in securities issued by U.S. government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. In the case of securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

         A Portfolio may, in addition to the U.S. government securities noted above, invest in mortgage-backed securities (including private mortgage-backed securities), such as GNMA, FNMA or FHLMC certificates (as further discussed below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

         The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

         The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

         GNMA CERTIFICATES. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

         GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the FMHA, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

         FHLMC CERTIFICATES. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.


         FNMA CERTIFICATES. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

         Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or REMICs and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

         The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

         Another type of mortgage-backed security in which each Portfolio may invest is a collateralized mortgage obligation ("CMO"). CMOs are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

         Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs that generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         Each Portfolio may also invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. Stripped mortgage-backed securities have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of stripped mortgage-backed security has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest only and principal only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Directors may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS. These bonds present certain risks, which are discussed below:

                  SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

                  PAYMENT EXPECTATIONS - High-yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

                  LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         ASSET-BACKED SECURITIES. Each Portfolio may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

          Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

          Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories:
(i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         ZERO COUPON BONDS, STEP-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Fixed income securities in which a Portfolio may invest also include zero coupon bonds, step-coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, that is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio's distribution obligations.

         LOAN PARTICIPATIONS. Each Portfolio may invest in loan participations. Loan participations are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through a loan participation than with commercial paper and can also increase the company's name recognition in the capital markets. Loan participations often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participations. Because loan participations are undivided interests in a loan made by the issuing bank, the Portfolio may not have the right to proceed against the loan participations borrower without the consent of other holders of the loan participations. In addition, loan participations will be treated as illiquid if, in the judgment of the Adviser, they can not be sold within seven days.

         SHORT-TERM DEBT SECURITIES. As described in the Prospectus, in addition to its primary investments, each Portfolio may also invest up to 25% of its total assets in both U.S. and non-U.S. dollar denominated money market instruments (except that the Focus Portfolio may not invest in non-U.S. dollar denominated money market instruments) (a) for liquidity purposes (to meet redemptions and expenses) or (b) to generate a return on idle cash held in a Portfolio's portfolio during periods when an Adviser is unable to locate favorable investment opportunities. For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and short-term fixed income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). The types of short-term and temporary defensive investments in which a Portfolio may invest are described below:

                  MONEY MARKET SECURITIES - Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit. In addition, Janus Capital Corporation, Neuberger Berman, LLC and T. Rowe Price may invest idle cash of the assets of the Portfolios under their control in money market mutual funds that they manage. Such an investment may entail additional fees.

                  COMMERCIAL BANK OBLIGATIONS - Certificates of deposit (interest-bearing time deposits), including Eurodollar certificates of deposit (certificates of deposit issued by domestic or foreign banks located outside the U.S.) and Yankee certificates of deposit (certificates of deposit issued by branches of foreign banks located in the U.S.), domestic and foreign bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. A Portfolio may also invest in obligations issued by U.S. commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). A Portfolio may also invest in notes and obligations issued by foreign branches of U.S. and foreign commercial banks.

                  SAVINGS ASSOCIATION OBLIGATIONS - Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. A Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Portfolio is fully insured by the FDIC.

                  COMMERCIAL PAPER - Short-term notes (up to 12 months) issued by domestic and foreign corporations or governmental bodies. A Portfolio may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Portfolio. See the Appendix for a description of the ratings. A Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which a Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. In connection with master demand note arrangements, the Adviser, subject to the direction of the Directors, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

                  CORPORATE BONDS AND NOTES - A Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. A Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See the Appendix for description of investment-grade ratings by Standard & Poor's and Moody's.

                  GOVERNMENT SECURITIES - Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities. See "U.S. Government Securities" above. A Portfolio may also purchase securities issued or guaranteed by a foreign government, its agencies or instrumentalities. See "Foreign Securities" above.

         REPURCHASE AGREEMENTS. A Portfolio may enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks, brokers and securities dealers whose financial condition is monitored by the Adviser, subject to the guidance of the Board of Directors. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreements has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Directors have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

         DIVERSIFICATION. Each Portfolio is classified as "non-diversified" for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of assets that may be invested in the securities of a single issuer. To the extent any such Portfolio makes investments in excess of 5% of its assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased.

         Because each Portfolio may invest, and the Focus Portfolio invests, in a limited number of issuers, the performance of particular securities may adversely affect the Portfolio's performance or subject the Portfolio to greater price volatility than that experienced by diversified investment companies. Each Portfolio intends to maintain the required level of diversification and otherwise conduct its operations in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company under the Code, a Portfolio must, among other things, diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

         In the unlikely event application of a Portfolio's strategy would result in a violation of these requirements of the Code, the Portfolio would be required to deviate from its strategy to the extent necessary to avoid losing its status as a regulated investment company.

         DERIVATIVES STRATEGIES. Each Portfolio may write (i.e., sell) call options ("calls") on securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions, except that the Focus Portfolio will not write calls on securities that are traded on foreign securities exchanges. After writing such a covered call, up to 25% of a Portfolio's total assets may be subject to calls. All such calls written by a Portfolio must be "covered" while the call is outstanding (i.e., the Portfolio must own the securities subject to the call or other securities acceptable for applicable escrow requirements). If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

         In addition, the Portfolio could experience capital losses, which might cause previously distributed short-term capital gains to be re-characterized as a non-taxable return of capital to shareholders.


         Each Portfolio may also write put options ("puts"), which give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price. A Portfolio will receive a premium for writing a put option that increases the Portfolio's return. A Portfolio writes only covered put options, which means that so long as the Portfolio is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

         Primarily for hedging purposes, and from time to time for income enhancement, each Portfolio may use interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures"); forward contracts on foreign currencies; and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies, except that the Focus Portfolio will not use foreign currency futures contracts or forward contracts on foreign currencies. All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by a Portfolio will normally be listed on either (1) a national securities or commodities exchange or (2) over-the-counter markets. However, each such Portfolio may buy and sell options and Futures on foreign equity indexes and foreign fixed income securities. Because the markets for these instruments are relatively new and still developing, the ability of such a Portfolio to engage in such transactions may be limited. Derivatives may be used to attempt to: (i) protect against possible declines in the market value of a Portfolio's portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Portfolio's unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.

         Forward foreign currency exchange contracts, currency options and currency swaps may be entered into for non-hedging purposes when an Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in such portfolio. A Portfolio may use currency contracts and options to cross-hedge, which involves selling or purchasing instruments in one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions for non-hedging purposes, a Portfolio will segregate cash or liquid securities in an amount sufficient to meet its payment obligations in these transactions or otherwise "cover" the obligation. Initial margin deposits made in connection with currency futures transactions or premiums paid for currency options traded over-the-counter or on a commodities exchange may each not exceed 5% of a Portfolio's total assets in the case of non-bona fide hedging transactions. Each such Portfolio may enter into currency swaps. Currency swaps involve the exchange by a Portfolio with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will segregate, cash or liquid securities equal to the net amount, if any, of the excess of the Portfolio's obligations over its entitlement with respect to swap transactions. To the extent that the net amount of a swap is held in a segregated account consisting of cash or liquid securities, the Fund believes that swaps do not constitute senior securities under the 1940 Act and, accordingly, they will not be treated as being subject to the Portfolio's borrowing restrictions. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of a Portfolio would be less favorable than it would have been if this investment technique were not used.

         A Portfolio's use of Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the portfolio, to permit a Portfolio to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Portfolio could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Portfolio could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Portfolio could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into forward contracts on foreign currencies at a lower rate than the spot ("cash") rate. Additional information about the derivatives the Portfolio may use is provided below.

OPTIONS

         OPTIONS ON SECURITIES. As noted above, each Portfolio may write and purchase call and put options on equity and debt securities.

         When a Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

         When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

         A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

         A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

         When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

         Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

         When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

         Each Portfolio may use spread transactions for any lawful purpose consistent with the Portfolio's investment objective. A Portfolio may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

         OPTIONS ON FOREIGN CURRENCIES. Each Portfolio except the Focus Portfolio may write and purchase puts and calls on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

         As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

         OPTIONS ON SECURITIES INDICES. As noted above, each Portfolio may write and purchase call and put options on securities indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

FUTURES AND OPTIONS ON FUTURES

         FUTURES. Upon entering into a Futures transaction, a Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.


         As noted above, each Portfolio except the Focus Portfolio may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.


         Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         OPTIONS ON FUTURES. As noted above, Portfolios may purchase and write options on interest rate futures contracts, stock and bond index futures contracts, forward contracts and foreign currency futures contracts, except that the Focus Portfolio will not purchase or write options on foreign currency futures contracts. (Unless otherwise specified, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as "Options on Futures.")

         The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Portfolio's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         A Portfolio may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

FORWARD CONTRACTS ON FOREIGN CURRENCIES

         A forward contract on foreign currencies involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a forward contract on foreign currencies. The Focus Portfolio does not utilize forward contracts on foreign currencies.

         A Portfolio may use forward contracts on foreign currencies to protect against uncertainty in the level of future exchange rates. The use of forward contracts on foreign currencies does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts on foreign currencies limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         A Portfolio may enter into forward contracts on foreign currencies with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a forward contract on foreign currencies, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared and the date on which such payments are made or received.

         A Portfolio may also use forward contracts on foreign currencies to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract on foreign currencies to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract on foreign currencies to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a forward contract on foreign currencies to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedged"). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

         The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will segregate cash or liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts on foreign currencies entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract on foreign currencies price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract on foreign currencies price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

         The precise matching of the forward contract on foreign currencies amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract on foreign currencies is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts on foreign currencies involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

         At or before the maturity of a forward contract on foreign currencies requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract on foreign currencies, requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract on foreign currencies under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to a Portfolio of engaging in forward contracts on foreign currencies varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts on foreign currencies are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a forward contract on foreign currencies.

         Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

ADDITIONAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

         In the future, each Portfolio may employ strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

REGULATORY ASPECTS OF DERIVATIVES

         Each Portfolio must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

         Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the

Portfolio will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

POSSIBLE RISK FACTORS IN HEDGING

         Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

         If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the derivatives that is not offset by a reduction in the price of the debt securities purchased.

         ILLIQUID AND RESTRICTED SECURITIES. No more than 15% of the value of a Portfolio's net assets determined as of the date of purchase may be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, as described below).

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         For example, restricted securities that the Board of Directors, or the Adviser pursuant to guidelines established by the Board of Directors, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to
Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Directors. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Directors, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement.

         Commercial paper issues in which a Portfolio's net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2)
of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Portfolio's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Directors. The Directors have delegated to the Advisers the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Directors that require the Advisers to take into account the same factors described above for other restricted securities and require the Advisers to perform the same monitoring and reporting functions.

         SHORT SALES. Each Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale.

         Each Portfolio may make "short sales against the box." A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Portfolio may not enter into a short sale, including a short sale against the box, if, as a result, more than 25% of its net assets would be subject to such short sales.

         HYBRID INSTRUMENTS; INDEXED/STRUCTURED SECURITIES. Hybrid Instruments, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. The Focus Portfolio will not invest in Hybrid Instruments. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

         Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

         The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

         Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

         Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

         Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets at the time of purchase. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of the Portfolio's return (positive or negative).

         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. Each Portfolio except the Focus Portfolio may purchase or sell securities on a "when-issued" or "delayed delivery" basis and may purchase securities on a firm commitment basis. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will maintain a segregated account with its Custodian, consisting of cash or liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

         A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

         To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

         When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. One form of when-issued or delayed delivery security that each Portfolio may purchase is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date.

BORROWING. As a matter of fundamental policy each Portfolio is authorized to borrow up to 331/3% of its total assets for temporary or emergency purposes. In seeking to enhance investment performance, each Portfolio (except the Focus Portfolio, notwithstanding fundamental Investment Restriction number 5) may borrow money for investment purposes and may pledge assets to secure such borrowings. This is the speculative factor known as leverage. This practice may help increase the net asset value of the assets of a Portfolio in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio's assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. Each Portfolio is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which a Portfolio may employ leverage will be determined by the Adviser in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

         In seeking to enhance investment performance, each Portfolio except the Focus Portfolio may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the 1940 Act (presently 50% of net assets) and investing the borrowed funds, subject to the restrictions stated in the respective Prospectus. Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio's assets increase or decrease in value than would otherwise be the case. A Portfolio's policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

         LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio may lend portfolio securities in amounts up to 331/3% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

         Since voting or consent rights that accompany loaned securities pass to the borrower, each Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

         REVERSE REPURCHASE AGREEMENTS. A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

         DOLLAR ROLLS. Each Portfolio may enter into "dollar rolls" in which a Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter into only covered rolls. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

         Dollar rolls involve certain risks including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument the Portfolio is required to repurchase may be worth less than an instrument the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

         STANDBY COMMITMENTS. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolio; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

         INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, COLLARS AND FLOORS. In order to protect the value of portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed income market in which certain of the Portfolios' investments are traded, the Portfolio may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. The Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps are individually negotiated, and the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and interest-rate positions. A Portfolio will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. The use of interest-rate swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. All of these investments may be deemed to be illiquid for purposes of the Portfolio's limitation on investment in such securities. Inasmuch as these investments are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, SunAmerica believes such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any interest-rate swaps that are not entered into on a net basis and with respect to any interest-rate caps, collars and floors that are written by the Portfolio.

         A Portfolio will enter into these transactions only with banks and recognized securities dealers believed by the Adviser to present minimal credit risk in accordance with guidelines established by the Board of Directors. If there is a default by the other party to such a transaction, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

         Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

         The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate floor.

         SPECIAL SITUATIONS. A "special situation" arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

         FUTURE DEVELOPMENTS. Each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and Statement of Additional Information will be amended or supplemented as appropriate to discuss any such new investments.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. Each Portfolio may not:

         1. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

         2. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

         3. Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

         4. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

         5. Borrow money, except that (i) each Portfolio may borrow in amounts up to 331/3% of its total assets for temporary or emergency purposes, (ii) each Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

         6. Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

         7. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

         The following additional restrictions are not fundamental policies and may be changed by the Directors without a vote of shareholders. Each Portfolio may not:

         8. Purchase securities on margin, provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute purchasing securities on margin.

         9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

         10. Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

         11. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

                             DIRECTORS AND OFFICERS

         The following table lists the Directors and executive officers of the Fund, their ages, business addresses, and principal occupations during the past five years. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money

Market Funds, Inc. and the Fund. An asterisk indicates those Directors who are interested persons of the Fund within the meaning of the 1940 Act.

                                        Position                     Principal Occupations
Name, Age and Address                   with the Fund                During Past 5 Years
---------------------                   -------------                -------------------
S. James Coppersmith, 66                Director                     Retired; formerly, President and General
7 Elmwood Road                                                       Manager, WCVB-TV, a division of the
Marblehead, MA 01945                                                 Hearst Corporation, (1982 to 1994);
                                                                     Director/ Trustee of SAMF and Anchor
                                                                     Series Trust ("AST").

Samuel M. Eisenstat, 58                 Chairman of the              Attorney, solo practitioner; Of Counsel,
430 East 86th Street                    Board                        Kramer, Levin, Naftalis & Frankel;
New York, NY  10028                                                  Chairman of the Boards of
                                                                     Directors/Trustees of SAMF and AST.

Stephen J. Gutman, 55                   Director                     Partner and Managing Member of B.B.
515 East 79th Street                                                 Associates LLC (menswear specialty
New York, NY 10021                                                   retailing and other activities) since June
                                                                     1988; Director/Trustee of SAMF and
                                                                     AST.

Peter A. Harbeck,*45                    Director and                 Director and President, SunAmerica Asset
The SunAmerica Center                   President                    Management Corp. ("SunAmerica");
733 Third Avenue                                                     Director, SunAmerica Capital Services,
New York, NY  10017-3204                                             Inc. ("SACS"), since August 1993;
                                                                     Director and President, SunAmerica Fund
                                                                     Services, Inc. ("SAFS"), since May 1988;
                                                                     President, SAMF and AST; Executive Vice
                                                                     President and Chief Operating Officer,
                                                                     SunAmerica, from May 1988 to August 1995;
                                                                     Executive Vice President, SACS, from
                                                                     November 1991 to August 1995; Director,
                                                                     Resources Trust Company.

Sebastiano Sterpa, 69                   Director                     Founder and  Chairman of the Board of the
73473 Mariposa Drive                                                 Sterpa Group (real estate) since 1962;
Palm Desert, CA 92260                                                Director, Real Estate Business Service and
                                                                     Countrywide Financial; Director/Trustee of
                                                                     SAMF.

J. Steven Neamtz,* 38                   Vice President               Executive  Vice President, SunAmerica,  since
The SunAmerica Center                                                April 1996; Director and President, SACS,
733 Third Avenue                                                     since April 1996; formerly,  Executive Vice
New York, NY 10017-3204                                              President, New England Funds, L.P. from July
                                                                     1990 to April 1996.

                                        Position                     Principal Occupations
Name, Age and Address                   with the Fund                During Past 5 Years
---------------------                   -------------                -------------------
Peter C. Sutton, *34                    Treasurer                    Senior Vice President, SunAmerica, since The
The SunAmerica Center                                                April 1997; Treasurer, SAMF and AST, since
733 Third Avenue                                                     February 1996; Vice President and Assistant
New York, NY 10017-3204                                              Treasurer of SAST and APF, since 1994;
                                                                     Vice President, Seasons, since April
                                                                     1997; formerly, Vice President,
                                                                     SunAmerica, from 1994 to 1997;
                                                                     Controller, SAMF and AST, from March
                                                                     1993 to February 1996; Assistant
                                                                     Controller, SAMF and AST, from 1990 to
                                                                     1993.

Robert M. Zakem, 41                     Secretary and Chief          Senior Vice President and General The
The SunAmerica Center                   Compliance Officer           Counsel, SunAmerica, since April 1993;
733 Third Avenue                                                     Executive Vice President, General Counsel
New York, NY 10017-3204                                              and Director, SACS, since August 1993; Vice
                                                                     President, General Counsel and Assistant
                                                                     Secretary, SAFS, since January 1994;
                                                                     Vice President, SunAmerica Series Trust,
                                                                     Anchor Pathway and Seasons Series Trust;
                                                                     Assistant Secretary, SunAmerica Series
                                                                     Trust and Anchor Pathway Fund, since
                                                                     September 1993; Assistant Secretary,
                                                                     Seasons Series Trust, since April 1997;
                                                                     formerly, Vice President and Associate
                                                                     General Counsel, SunAmerica, from March
                                                                     1992 to April 1993.

         The Directors of the Fund are responsible for the overall supervision of the operation of the Fund and each Portfolio and perform various duties imposed on directors of investment companies by the 1940 Act and under the Fund's articles of incorporation. Directors and officers of the Fund are also Directors and officers of some or all of the other investment companies managed, administered or advised by SunAmerica, and distributed by SunAmerica Capital Services ("SACS" or the "Distributor") and other affiliates.

         The Fund pays each Director who is not an interested person of the Fund, SunAmerica or any Adviser, nor a party to any Management Agreement or Subadvisory Agreement (collectively, the "Disinterested Directors") annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives an aggregate of up to $60,000 in annual compensation for acting as director or trustee to SAMF and/or AST, a pro rata portion of which, based on relative net assets, is borne by the Fund.

         In addition, each Disinterested Director also serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of up to $5,000 in annual compensation for serving on the Audit Committees of SAMF and/or AST, a pro rata portion of which, based on relative net assets, is borne by the Fund. The Fund also has a Nominating Committee, comprised solely of Disinterested Directors, which recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

         The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Directors. The Retirement Plan provides generally that if a Disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica Mutual Fund with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the Disinterested Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

         The following table sets forth information summarizing the compensation that the Fund paid each Disinterested Director for his services as Director for the fiscal year ended October 31, 1998. The Directors who are interested persons of the Fund receive no compensation.

                               COMPENSATION TABLE

-----------------------------------------------------------------------------------------------------------------------------
                                                     Pension or                                            Total Compensation
                                Aggregate            Retirement Benefits         Estimated Annual          from Registrant
                                Compensation         Accrued as Part of          Benefits Upon             and Fund Complex
Director                        from Fund            Fund Expenses*              Retirement*+              Paid to Directors*
-----------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith            $9,302               $41,035                      $29,670                  $65,000
-----------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat**            9,740                36,130                       46,083                   69,000
-----------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                9,302                37,402                       60,912                   65,000
-----------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***             9,399                25,201                        7,900                   43,333
-----------------------------------------------------------------------------------------------------------------------------

* Information is for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
** Mr. Eisenstat receives additional compensation for serving as Chairman of each of the boards in the complex, $300 of which is payable by the Fund.
***   Mr. Sterpa is not a trustee of AST.
+     Assuming participant elects to receive benefits in 15 yearly installments.

     As of February 15, 1999, the Directors and officers of the Fund owned in the aggregate less than 1% of each class of each Portfolio's total outstanding shares.


The following shareholders owned of record or beneficially 5% or more of the indicated Portfolio Class' shares outstanding as of December 31, 1998: Value Porfolio - Class B - Merrill Lynch, Pierce, Fenner & Smith, Inc. ("Merrill Lynch"), Jacksonville, FL 32246 - owned of record 8%; Class II Merrill Lynch, Jacksonville, FL 32246 - owned of record 21%; Class Z - Fidelity Investments Institutional Operations Co. ("FIIOC") As Agent for Certain Employee Benefit Plans, Covington, KY 41015 - owned of record 91%; FIIOC As Agent for Certain Non-Qualified Employee Benefit Plans, Covington, KY 41015 - owned of record 8%; Aggresive Growth Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 9%; Class II - Merrill Lynch, Jacksonville, FL 32246 - owned of record 35%; Class Z - FIIOC As Agent for Certain Employee Benefit Plans, Covington, KY 41015 - owned of record 61%; FIIOC As Agent for Certain Non-Qualified Employee Benefit Plans, Covington, KY 41015 - owned of record 38%; Mid-Cap Growth Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 9%; Class II - Merrill Lynch, Jacksonville, FL 32246 - owned of record 29%; International Equity Portfolio Class A SunAmerica Inc., Account B, Los Angeles, CA 90067 - owned beneficially 5%; Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 6%; Class II - Merrill Lynch, Jacksonville, FL 32246 - owned of record 23%; Class Z - FIIOC As Agent for Certain Employee Benefit Plans, Covington, KY 41015 - owned of record 47%; FIIOC As Agent for Certain Non-Qualified Employee Benefit Plans, Covington, KY 41015 - owned of record 52%; Small-Cap Value Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 9%; Class II - Merrill Lynch, Jacksonville, FL 32246 - owned of record 20%; Class Z - FIIOC As Agent for Certain Employee Benefit Plans, Covington, KY 41015 - owned of record 43%; FIIOC As Agent for Certain Non-Qualified Employee Benefit Plans, Covington, KY 41015 - owned of record 56%; Large-Cap Value Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 7%; Class II - Merrill Lynch, Jacksonville, FL 32246 - owned of record 17%; Class Z - FIIOC As Agent for Certain Employee Benefit Plans, Covington, KY 41015 - owned of record 37%; FIIOC As Agent for Certain Non-Qualified Employee Benefit Plans, Covington, KY 41015 owned of record 62%; Large-Cap Growth Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 11%; Large-Cap Blend Portfolio - Class B - Merrill Lynch,

Jacksonville, FL 32246 - owned of record 9%; Class II - Merrill
Lynch, Jacksonville, FL 32246 - owned of record 15%; Focus Portfolio - Class B - Merrill Lynch, Jacksonville, FL 32246 - owned of record 6%. A shareholder who owns beneficially, directly or indirectly, 25% or more of a Portfolio's outstanding voting securities may be deemed to "control" (as defined in the 1940
Act) that Portfolio.



                     ADVISERS, DISTRIBUTOR AND ADMINISTRATOR

SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica, which was organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as the investment manager to each of the Portfolios pursuant to the Investment Advisory and Management Agreement (the "Management Agreement") with the Fund, on behalf of each Portfolio. SunAmerica is a wholly-owned subsidiary of SunAmerica Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities. AIG's asset management operations are carried out primarily by AIG Global Investment Group, Inc., a direct wholly-owned subsidiary of AIG, and its affiliates (collectively, "AIG Global"). AIG Global manages the investment portfolios of various AIG subsidiaries, as well as third party assets, and is responsible for product design and origination, marketing and distribution of third party asset management products, including offshore and private investment funds and direct investment. As of June 30, 1998, AIG
Global managed more than $86 billion of assets, of which approximately $10.8 billion represented assets of unaffiliated third parties. AIG Capital Management Corp., an indirect wholly-owned subsidiary of AIG Global Investment Group, Inc., serves as investment adviser to The AIG Money Market Fund, a separate series of The Advisors' Inner Circle Fund, a registered investment company. In addition, AIG Global Investment Corp., an AIG Global group company, serves as the sub-investment adviser to an unaffiliated registered investment company. AIG companies do not otherwise provide investment advice to any registered investment companies.


         Under the Management Agreement, and except as delegated to the Advisers under the Subadvisory Agreements (as defined below), SunAmerica manages the investment of the assets of each Portfolio and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Portfolio. Any investment program undertaken by SunAmerica will at all times be subject to the policies and control of the Directors. SunAmerica also provides certain administrative services to each Portfolio.


         Except to the extent otherwise specified in the Management Agreement, each Portfolio pays, or causes to be paid, all other expenses of the Fund and each of the Portfolios, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Portfolios and their shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information respecting the Portfolios, and supplements thereto, to the shareholders of the Portfolios; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Portfolios; postage; insurance premiums on property or personnel (including Officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

         The annual rate of the investment advisory fees that apply to each Portfolio are set forth in the Prospectus.

         With respect to the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Value Portfolio and International Equity Portfolio, and the date of commencement of operations with respect to the Large-Cap Growth Portfolio, Large-Cap Blend Portfolio, Large-Cap Value Portfolio and Small-Cap Value Portfolio; SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an annual rate of 1.78% of the assets of Class A shares and 2.43% of the assets of Class B and Class II shares for each such Portfolio (other than the International Equity Portfolio) and 2.03% of the assets of Class A shares and 2.68% of the assets of Class B and Class II shares for the International Equity Portfolio. With respect to the Focus Portfolio, SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an annual rate of 1.45% of the assets of Class A shares and 2.10% of the assets of Class B and Class II shares for the Portfolio. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of a Portfolio until collection is probable, but appear as footnote disclosure to each Portfolio's financial statements. At such time as it appears probable that a Portfolio is able to effect such reimbursement and that SunAmerica intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Portfolio for that current period.

         The Management Agreement continues in effect with respect to each Portfolio, for a period of two years from the date of execution unless terminated sooner, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of the respective Portfolio's outstanding voting securities. Any such continuation also requires approval by a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Management Agreement may be terminated with respect to a Portfolio at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the respective Portfolio's outstanding voting securities or by SunAmerica. The Management Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         Under the terms of the Management Agreement, SunAmerica is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

THE ADVISERS.

American Century Investment Management, Inc. ("American Century"), Bankers Trust Company ("BT"), Berger Associates, Inc. ("Berger"), David L. Babson & Co., Inc. ("Babson"), Davis Selected Advisers, L.P. ("Davis"), Bramwell Capital Management, Inc. ("Bramwell"), The Glenmede Trust Company ("Glenmede"), Janus Capital Corporation ("Janus"), Jennison Associates LLC ("Jennison"), Lazard Asset Management ("Lazard"), L. Roy Papp & Associates ("Papp"), Marsico Capital Management, LLC ("Marsico"), Miller Anderson & Sherrerd, LLP ("MAS"), Montag & Caldwell, Inc. ("Montag & Caldwell"), Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"), Neuberger Berman, LLC ("Neuberger Berman"), Rowe Price-Fleming International, Inc. ("Rowe-Fleming"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Warburg Pincus Asset Management, Inc. ("Warburg"), and Wellington Management Company, LLP ("Wellington Management") act as Advisers to certain of the portfolios pursuant to various subadvisory agreements with SunAmerica. SunAmerica advises a portion of the Aggressive Growth Portfolio.

--------------------------------------------------------------------------------
         PORTFOLIO                               PORTFOLIO MANAGEMENT ALLOCATED
                                                  AMONG THE FOLLOWING ADVISERS
--------------------------------------------------------------------------------
Large-Cap Growth Portfolio                      Janus
                                                Papp
                                                Montag & Caldwell
--------------------------------------------------------------------------------

Mid-Cap Growth Portfolio                        MAS
                                                T. Rowe Price
                                                Wellington Management
--------------------------------------------------------------------------------
Aggressive Growth Portfolio                     Janus
                                                SunAmerica
                                                Warburg
--------------------------------------------------------------------------------
Large-Cap Blend Portfolio                       Lazard
                                                MSDW Investment Management
                                                T. Rowe Price
--------------------------------------------------------------------------------
Large-Cap Value Portfolio                       Babson
                                                Davis
                                                Wellington Management
--------------------------------------------------------------------------------
Value Portfolio                                 American Century
                                                Davis
                                                Neuberger Berman

--------------------------------------------------------------------------------
Small-Cap Value Portfolio                       Berger*
                                                Lazard
                                                Glenmede
--------------------------------------------------------------------------------
International Equity Portfolio                  BT
                                                Rowe-Fleming
--------------------------------------------------------------------------------
Focus Portfolio                                 Bramwell
                                                Jennison
                                                Marsico
--------------------------------------------------------------------------------


* Pursuant to an agreement between Berger and Perkins, Wolf, McDonnell & Company ("PWM"), PWM manages Berger's portion of the Small Cap Value Portfolio.

Each of the other Advisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Directors and the supervision of SunAmerica, which pays the other Advisers' fees. American Century is a wholly-owned subsidiary of American Century Companies, Inc. Babson is a wholly-owned subsidiary of DLB Acquisition Corp., a holding company controlled by MassMutual Holding Company, a holding company, and wholly-owned subsidiary of Massachusetts Mutual Life Insurance, a mutual life insurance company. Berger is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). BT is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bramwell is wholly-owned by Elizabeth R. Bramwell who owns all of the outstanding capital stock. Davis' sole general partner is Venture Advisers, Inc. Shelby M.C. Davis is the controlling shareholder of the general partner. Glenmede is a wholly-owned subsidiary of The Glenmede Corporation. Janus is controlled by KCSI, which owns approximately 83% of the outstanding voting stock of Janus. KCSI is a publicly traded holding company with principal operations in rail transportation and financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus' Board. Jennison is wholly-owned by The Prudential Insurance Company of America. Lazard is a division of Lazard Freres & Co. LLC, a New York limited liability company. Papp is controlled by its partners, L. Roy Papp and Rosellen C. Papp. Thomas F. Marsico owns 50% of Marsico's voting stock and Bank of America owns 50% of Marsico's voting stock. MAS is a wholly-owned indirect subsidiary of Morgan Stanley Dean Witter & Co., a financial services company. MSDW Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. Montag & Caldwell is an indirect wholly-owned subsidiary of Alleghany Corporation. Robert H. Perkins owns 49% of PWM's outstanding common stock. Rowe-Fleming is owned by T. Rowe Price, Flemings and Jardine Fleming Group Limited. T. Rowe Price is a publicly traded company. Warburg is indirectly controlled by Warburg, Pincus & Co., which has no businesses other than being a holding company of Warburg and its affiliates. The following persons are managing partners of Wellington Management: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

         As described in the Prospectus, SunAmerica will initially allocate the assets of each Portfolio equally among the Advisers for that Portfolio, and subsequently allocations of new cash flow and of redemption requests will be made equally among the Advisers of each Portfolio unless SunAmerica determines, subject to the review of the Directors, that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. The Fund expects that differences in investment returns among the portions of a Portfolio managed by different Advisers will cause the actual percentage of a Portfolio's assets managed by each Adviser to vary over time. In general, a Portfolio's assets once allocated to one Adviser will not be reallocated (or "rebalanced") to another Adviser for the Portfolio. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when deemed in the best interests of a Portfolio and its shareholders including when the assets managed by an Adviser exceed that portion managed by any other Adviser to the Portfolio. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

         Each Adviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. In addition, with respect to the Focus Portfolio, SunAmerica has agreed to pay an additional $50,000 to the Adviser with the highest total return for its portion of the Portfolio for each calendar year. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SunAmerica to the Advisers for each Portfolio may vary according to the level of assets of each Portfolio. For the fiscal year ended October 31, 1998, SunAmerica paid fees to the Advisers equal to the following aggregate annual rates, expressed as a percentage of the assets of each Portfolio: Large-Cap Growth Portfolio, 0.48%; Mid-Cap Growth Portfolio, 0.48%; Aggressive Growth Portfolio, 0.38%; Large-Cap Blend Portfolio, 0.42%; Large-Cap Value Portfolio, 0.42%; Value Portfolio, 0.50%; Small-Cap Value Portfolio, 0.55%; International Equity Portfolio, 0.66% and Focus Portfolio 0.40%.


         The following table sets forth the total advisory fees incurred by each Portfolio pursuant to the Management Agreement, or waived by the Adviser, for the fiscal years ended October 31, 1998 and 1997.

                                  ADVISORY FEES

-------------------------------------------------------------------------------------------------------------------
                                                                                               ADVISORY FEES
PORTFOLIO                                                 ADVISORY FEES*                           WAIVED
-------------------------------------------------------------------------------------------------------------------
                                                    1998               1997              1998                 1997
-------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio                         $332,529           $11,611          $248,687              $6,846
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                           $839,531          $390,221          $384,257            $132,696
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                      $1,251,124          $533,055          $469,168            $136,500
-------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                          $287,134           $11,730          $179,837              $6,854
-------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                          $353,448           $11,729          $218,896              $6,854
-------------------------------------------------------------------------------------------------------------------
Value Portfolio                                  $1,934,440          $671,560          $508,899            $188,985

                                      B-48

-------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio                          $393,742           $12,079          $249,021              $6,891
-------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                     $877,072          $440,671          $492,784            $147,973
-------------------------------------------------------------------------------------------------------------------
Focus Portfolio*                                   $238,994             -               $89,221               -
-------------------------------------------------------------------------------------------------------------------

----------------------

*    Without giving effect to fee waivers.

**   From date of inception of June 1, 1998.

         The Subadvisory Agreements continue in effect for a period of two years from the date of their execution, unless terminated sooner. Thereafter, they may be renewed from year to year, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Management Agreement. Under the terms of the Subadvisory Agreements, no Adviser is liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties. SunAmerica may terminate any agreement with an Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Funds, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Adviser changes.

         The following table sets forth the total subadvisory fees incurred by each Portfolio pursuant to the Subadvisory Agreements, for the fiscal years ended October 31, 1998 and 1997.

                                SUBADVISORY FEES

--------------------------------------------------------------------------------
PORTFOLIO                                               SUBADVISORY FEES
--------------------------------------------------------------------------------
                                                    1998                1997
--------------------------------------------------------------------------------
Large-Cap Growth Portfolio                        $160,671             $5,613
--------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                          $399,530           $195,077
--------------------------------------------------------------------------------
Aggressive Growth Portfolio                       $481,178           $199,051
--------------------------------------------------------------------------------
Large-Cap Blend Portfolio                         $119,228             $3,714
--------------------------------------------------------------------------------
Large-Cap Value Portfolio                         $147,744             $4,769
--------------------------------------------------------------------------------
Value Portfolio                                   $959,440           $333,308
--------------------------------------------------------------------------------
Small-Cap Value Portfolio                         $216,474             $6,649

--------------------------------------------------------------------------------
International Equity Portfolio                    $527,676           $259,404
--------------------------------------------------------------------------------
Focus Portfolio*                                  $112,346              --
--------------------------------------------------------------------------------

----------------------
* From date of inception of June 1, 1998.

PERSONAL TRADING. The Fund and SunAmerica have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is an individual who is a trustee, director, officer, general partner or advisory person of the Fund or SunAmerica. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by SunAmerica, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. SunAmerica reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Fund or SunAmerica during the quarter.


         The Advisers have each adopted a written Code of Ethics, and have represented that the provisions of such Code of Ethics are substantially similar to those in the SunAmerica Code. Further, the Advisers report to SunAmerica on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Fund insofar as such violations related to the Fund. In turn, SunAmerica reports to the Board of Directors as to whether there were any violations of the SunAmerica Code by Access Persons of the Fund or SunAmerica.



THE DISTRIBUTOR. The Fund, on behalf of each Portfolio, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Portfolios through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Portfolio (see "Distribution Plans" below).

         SACS serves as Distributor of Class Z shares, with respect to the Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio, and incurs the expenses of distributing the Portfolios' Class Z shares under the Distribution Agreement, none of which are reimbursed or paid by the Fund.

         The Distribution Agreement with respect to each Portfolio will remain in effect for two years from the date of execution unless terminated sooner, and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Disinterested Directors. The Fund and the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

         The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Portfolios. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including Royal Alliance Associates, SunAmerica Securities, Inc., Koegler Morgan & Company, Financial Service Corporation and Advantage Capital Corporation, affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Portfolios, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.

DISTRIBUTION PLANS. As indicated in the Prospectus, the Directors of the Fund have adopted Distribution Plans (the "Class A Plan," the "Class B Plan" and the "Class II Plan" and collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. There is no Distribution Plan in effect for Class Z shares. Reference is made to "Fund Management - Distributor" in the Prospectus for certain information with respect to the Distribution Plans.

     Under the Class A Plan, the Distributor may receive payments from a Portfolio at an annual rate of up to 0.10% of average daily net assets of such Portfolio's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class II Plans, the Distributor may receive payments from a Portfolio at the annual rate of up to 0.75% of the average daily net assets of such Portfolio's Class B and Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, the Class B Plan or the Class II Plan will exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Portfolio by their customers.

              DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                1998                                          1997
                                        Class A         Class B        Class II*      Class A        Class B         Class C*
                                        -------         -------        ---------      -------        -------         --------
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio              $55,924        $139,218         $33,528       $3,983           $173            $59
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                $93,555        $499,157         $73,073       $73,691        $164,888        $14,787
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio            $175,991        $660,563         $86,457      $106,377        $209,795        $19,327
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio               $58,296        $106,640         $13,933       $4,000           $239            $63
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio               $47,457        $182,997         $34,082       $3,986           $281            $60
-----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                        $251,405       $1,072,774       $143,031      $116,913        $309,027        $28,306
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio               $51,869        $202,927         $42,055       $3,849           $900            $184
-----------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio          $90,504        $474,411         $63,753       $77,057        $162,796        $17,650
-----------------------------------------------------------------------------------------------------------------------------
Focus Portfolio**                       $29,757        $107,744         $88,405         --              --              --
-----------------------------------------------------------------------------------------------------------------------------

-------------------
* Class II shares of all Portfolios except the Focus Portfolio were previously designated as Class C until December 1, 1998.
**   From date of inception of June 1, 1998.

         Continuance of the Distribution Plans with respect to each Portfolio is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Directors"). A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Distribution Plans are in effect, the election and nomination of the Independent Directors of the Fund shall be committed to the discretion of the Independent Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Portfolio, the Directors must consider all factors they deem relevant, including information as to the benefits of the Portfolio and the shareholders of the relevant class of the Portfolio.

THE ADMINISTRATOR. The Fund has entered into a Service Agreement, under the terms of which SunAmerica Fund Services ("SAFS"), an indirect wholly-owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of each of the Portfolios. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

         The Service Agreement will remain in effect for two years from the date of approval with respect to each Portfolio and from year to year thereafter provided its continuance is approved annually by vote of the Directors including a majority of the Disinterested Directors.

         Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from the Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges that would be paid by the Fund). No portion of such fee is paid or reimbursed by Class Z shares. Class Z shares, however, will pay all direct transfer agency fees and out-of-pocket expenses. For the fiscal year ending October 31, 1998, the total amount paid to the Administrator by the Fund was $1,449,722. For further information regarding the Transfer Agent see the section entitled "Additional Information" below.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         As discussed in the Prospectus, the Advisers are responsible for decisions to buy and sell securities for each respective Portfolio, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica or another Adviser.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


         An Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services-analyses and reports concerning issuers, industries, securities, economic factors and trends-and may cause a Portfolio to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The research services consist of assessments and analysis of the business or prospects of a company, industry or economic sector. Certain research services furnished by brokers may be useful to the Adviser with respect to clients other than the Fund and not all of these services may be used by the Adviser in connection with the Fund. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Advisers are of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit the Portfolio by improving the quality of the Adviser's investment advice. The investment advisory fees paid by the Portfolio are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

         Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Portfolio as a factor in the selection of brokers for transactions effected on behalf of a Portfolio, subject to the requirement of best price and execution.

         Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Portfolio, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Portfolios and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Portfolios and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations. However, simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold. Because each of the Advisers to each Portfolio manages its portion of the Portfolio's assets independently, it is possible that the same security may be purchased and sold on the same day by two or more Advisers to the same Portfolio, resulting in higher brokerage commissions for the Portfolio.

         The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers by the Portfolios for the fiscal years ended October 31, 1998 and 1997.

                              BROKERAGE COMMISSIONS
                                      1998

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            PERCENTAGE OF
                                                                                                              AMOUNT OF
                                                                                                             TRANSACTIONS
                                                                                    PERCENTAGE OF             INVOLVING
                                                                                     COMMISSIONS              PAYMENT OF
                                        AGGREGATE           AMOUNT PAID TO             PAID TO              COMMISSIONS TO
                                        BROKERAGE             AFFILIATED             AFFILIATED           AFFILIATED BROKER-
PORTFOLIO                              COMMISSIONS          BROKER-DEALERS         BROKER-DEALERS              DEALERS
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth
Portfolio                                $32,602                 -                        -                       -
----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                $193,828                $9,497                    4.90%                   1.70%
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
Portfolio                               $289,798                 -                        -                       -
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                $53,489                $1,140                    2.10%                   0.70%
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                $46,791                   $54                    0.10%                   0.10%
----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                         $443,420              $165,995                   37.40%                  18.10%
----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio               $116,577                 -                        -                       -
----------------------------------------------------------------------------------------------------------------------------
International Equity
Portfolio                               $776,510               $24,201                    3.10%                   2.90%
----------------------------------------------------------------------------------------------------------------------------
Focus Portfolio*                        $175,114               $13,770                    7.90%                   2.10%
----------------------------------------------------------------------------------------------------------------------------

* From date of inception of June 1, 1998.

                                      1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         PERCENTAGE PAID
                                                AGGREGATE                    AMOUNT PAID TO               TO AFFILIATED
PORTFOLIO                                       BROKERAGE                  AFFILIATED BROKER-             BROKER-DEALERS
                                               COMMISSIONS                      DEALERS
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio                       $14,945                           --                           --
----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                         $86,452                           --                           --
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                     $128,678                           --                           --
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                        $17,998                           --                           --
----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                        $20,352                           --                           --
----------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                 $218,608                        $47,675                       21.80%
----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio                        $30,356                           --                           --
----------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                  $338,366                        $61,259                       18.10%
----------------------------------------------------------------------------------------------------------------------------

               ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

         Upon making an investment in shares of a Portfolio, an open account will be established under which shares of such Portfolio and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares unless they specifically so request in writing, but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

         Shareholders who have met the Portfolio's minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House or by physical draft check. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

         Shares of the Portfolios are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor (i) may be imposed at the time of purchase (Class A shares), (ii) may be deferred (Class B shares, and purchases of Class A shares in excess of $1 million) or (iii) may contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Class C shares, now designated as Class II shares, had sales charges imposed on a deferred basis with no front-end sales load prior to their redesignation. Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of Portfolio shares.

         The following table sets forth the front-end sales concessions with respect to Class A shares of each Portfolio, the amount of the front-end sales concessions that was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B and Class II shares of each Portfolio, received by the Distributor for the fiscal years ended October 31, 1998 and 1997.

                                      1998

-------------------------------------------------------------------------------------------------------------------------
                                                            AMOUNT            AMOUNT                          CONTINGENT
                                                           REALLOWED        REALLOWED        CONTINGENT        DEFERRED
                      FRONT-END SALES  FRONT-END SALES   TO AFFILIATED   TO NON-AFFILIATED DEFERRED SALES   SALES CHARGE-
                       CONCESSIONS-     CONCESSIONS-    BROKER-DEALERS    BROKER-DEALERS      CHARGE-          CLASS II
PORTFOLIO             CLASS A SHARES   CLASS II SHARES* CLASS A SHARES    CLASS A SHARES   CLASS B SHARES      SHARES**
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth
Portfolio                $490,037             -            $146,344          $277,561         $44,805             -
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth
Portfolio                $642,963             -            $192,696          $358,628        $117,430             -
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
Portfolio                $781,470             -            $327,106          $350,450        $175,664             -
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend
Portfolio                $426,981             -            $117,550          $254,379         $41,902             -
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Value
Portfolio                $592,150             -            $148,306          $378,394         $42,369             -
-------------------------------------------------------------------------------------------------------------------------
Value Portfolio        $2,704,806             -            $641,893        $1,340,011        $236,910             -
-------------------------------------------------------------------------------------------------------------------------
Small-Cap Value
Portfolio                $834,323             -            $192,150          $534,751         $68,098             -
-------------------------------------------------------------------------------------------------------------------------
International Equity     $341,296
Portfolio                                     -            $145,456          $150,191        $128,111             -
-------------------------------------------------------------------------------------------------------------------------
Focus Portfolio***     $1,250,948         $513,213         $191,346          $884,979         $10,686           $7,401
-------------------------------------------------------------------------------------------------------------------------

* Prior to December 1, 1998, only Focus Portfolio's Class II shares carried a front-end sales charge, while Class II shares with respect to the other Portfolios (then designated as Class C shares) carried no such charge.

**   Previously designated as Class C shares other than for the Focus Portfolio.

*** For the period from June 1, 1998 (commencement of offering of shares of Focus Portfolio).

--------------------------------------------------------------------------------
                                AFFILIATED BROKER         NON-AFFILIATED BROKER
                                     DEALERS                     DEALERS
                                     CLASS II                    CLASS II
--------------------------------------------------------------------------------
Focus Portfolio                      $48,486                     $464,727
--------------------------------------------------------------------------------

                                         1997

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CONTINGENT
                             FRONT-END SALES     AMOUNT REALLOWED     AMOUNT REALLOWED      CONTINGENT DEFERRED          DEFERRED
                               CONCESSIONS-       TO AFFILIATED       TO NON-AFFILIATED        SALES CHARGE-          SALES CHARGE-
PORTFOLIO                     CLASS A SHARES      BROKER-DEALERS       BROKER-DEALERS          CLASS B SHARES         CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio         $15,599              $2,885              $10,059                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio          $802,237            $257,754             $440,666                $25,643                  $268
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio
                                $1,394,623            $545,170             $668,387                $26,249                  $937
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio          $22,528              $9,732               $9,440                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio          $38,564              $6,352              $25,006                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                 $1,925,092            $715,034             $949,290                $30,795                  $945
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio          $59,419             $18,399              $32,100                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
                                  $699,157            $225,890             $383,626                $18,872                  $426
------------------------------------------------------------------------------------------------------------------------------------

WAIVER OF CONTINGENT DEFERRED SALES CHARGES. As discussed under "Shareholder Account Information" in the Prospectus, the CDSC may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

         DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If Class B shares or Class II shares are not redeemed within one year of the death, they will remain Class B shares or Class II shares, as applicable, and be subject to the applicable CDSC, when redeemed.

         DISABILITY. A CDSC may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Portfolio through dealers who have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Portfolio. Orders received by the Distributor before the close of business will be executed at the offering price determined at the close of regular trading on the

New York Stock Exchange (the "NYSE") that day. Orders received by the Distributor after the close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Portfolio will not be responsible for delays caused by dealers.

PURCHASE BY CHECK. Checks should be made payable to the specific Portfolio or to "SunAmerica Funds." If the payment is for a retirement plan account for which SunAmerica serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Portfolio account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Portfolio at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of each Portfolio may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Fund does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Fund should not be considered verification thereof. Neither the Fund nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)

PURCHASE THROUGH SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Fund's close of business, the purchase of shares of a Fund will be effected on that day. If the order is received after the Fund's close of business, the order will be effected on the next business day.

PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire federal funds to the Fund's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Fund and the Transfer Agent are open for business. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:

         1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (212) 551-5585.

         2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, extension 5125 to obtain your new account number.

         3. Instruct the bank to wire the specified amount to the Transfer
Agent: State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of Portfolio, Class __] (include shareholder name and account number).

WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of SunAmerica and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), sponsored or administered by SunAmerica or an affiliate thereof. Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other SAMF) is at least $1,000,000, (b) the sponsor signs a $1,000,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator that has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions, financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Portfolio may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Portfolio. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases or shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Shareholder Account Information" in the Prospectus, investors in Class A shares of a Portfolio may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Fund.

         COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Portfolio shares into a single transaction:

         1. an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);


         2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;


         3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code);


         4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);


         5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and


         6. group purchases as described below.

         A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

         RIGHTS OF ACCUMULATION. A purchaser of Portfolio shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Portfolio that were previously purchased, shares of the other classes of the same Portfolio, as well as shares of any class of any other Portfolio or of any of the other Portfolios advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

         The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

         LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written "Letter of Intent" establishes a total investment goal in Class A shares of one or more Portfolios to be achieved through any number of investments over a thirteen-month period, of

$50,000 or more. Each investment in such Portfolios made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Portfolio, or of other funds advised by SunAmerica that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

         The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Portfolio purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Portfolios pursuant to this purchase plan should carefully read such Letter of Intent.

         REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of the Portfolios under the combined purchase privilege as described above.

         To receive a rate based on combined purchases, group members must purchase Class A shares of a Portfolio through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Portfolio's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.

         Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer at least annually access to the group's membership by means of written communication or direct presentation to the membership at a meeting; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

         Members of a qualified group include: (i) any group that meets the requirements stated above and is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association that would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Portfolio's shares for the benefit of any of the foregoing.

         Interested groups should contact their investment dealer or the Distributor. The Fund reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Portfolio at any time.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

         Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Portfolio shares.

         If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Portfolios, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Portfolio in lieu of cash. In conformity with applicable rules of the SEC, the Portfolios are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Portfolio at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

         The Distributor is authorized, as agent for the Portfolios, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Portfolio next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Portfolio's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Portfolios nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

                               EXCHANGE PRIVILEGE

         Shareholders in any of the Portfolios may exchange their shares for the same class of shares of any other Portfolio or other SunAmerica Mutual Funds that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at
(800) 858-8850.

         If a shareholder acquires Class A shares through an exchange from another SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the 1% CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the 1% CDSC is applicable upon a redemption of any of such shares.

         A shareholder who acquires Class B or Class II shares through an exchange from another SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A. A shareholder's CDSC schedule will not change if such shareholder exchanges Class C or Class II shares purchased prior to December 1, 1998 for Class II shares (which currently have a longer CDSC schedule).

         Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, each Portfolio may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Portfolio's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

         In addition, a Portfolio reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Portfolio and may therefore be refused.

                        DETERMINATION OF NET ASSET VALUE

         The Fund is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

         Stocks are valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets.

                                PERFORMANCE DATA

         Each Portfolio may advertise performance data that reflects various measures of total return and each Portfolio may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

         A Portfolio's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

         Average annual total return is determined separately for Class A, Class B, Class II and Class Z shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                 P(1 + T)n = ERV

               P   = a hypothetical initial purchase payment of $1,000
               T   = average annual total return
               N   = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

         The above formula assumes that:

                           (a) The maximum sales load (i.e., either the front-end sales load in the case of the Class A or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class II shares) is deducted from the initial $1,000 purchase payment;


                           (b) All dividends and distributions are reinvested at net asset value; and


                           (c) Complete redemption occurs at the end of the 1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

         Each Portfolios' average annual total return for the 1-, 5- and 10-year periods (or from date of inception, if sooner) ended October 31, 1998 is as follows:


-----------------------------------------------------------------------------------------------------------------
                                             SINCE                 ONE                  FIVE                 TEN
CLASS A SHARES                             INCEPTION               YEAR                YEARS                YEARS
-----------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio                   3.35%1               9.73%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                     5.06%3                0.37%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                  12.29%3              (1.46)%               N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                   (1.53)%1              2.69%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                   (4.81)%1              0.11%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Value Portfolio                              8.53%3              (8.88)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio                   (7.64)%1             (15.92)%               N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
International Equity Portfolio              (3.20)%3             (5.84)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Focus Portfolio                               N/A2                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------

----------------

(1) From date of inception of October 15, 1997.
(2) From date of inception of June 1, 1998.
(3) From date of inception of November 19, 1996.


-----------------------------------------------------------------------------------------------------------------
                                             SINCE                 ONE                  FIVE                 TEN
CLASS B SHARES                             INCEPTION               YEAR                YEARS                YEARS
-----------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio                   4.77%1               11.54%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                     5.68%3               1.80%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                 13.19%3             (0.13)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                   (0.24)%1              4.43%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                   (3.73)%1              1.52%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Value Portfolio                              9.33%3              (7.77)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio                  (17.46)%1             (14.95)%               N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
International Equity Portfolio              (5.55)%3             (4.64)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Focus Portfolio                              N/A2                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------

----------------

(1) From date of inception of October 15, 1997.
(2) From date of inception of June 1, 1998.
(3) From date of inception of November 19, 1996.

-----------------------------------------------------------------------------------------------------------------
                                             SINCE                 ONE                  FIVE                 TEN
CLASS II SHARES 1                          INCEPTION               YEAR                YEARS                YEARS
-----------------------------------------------------------------------------------------------------------------
Large-Cap Growth Portfolio                    8.59%2             14.64%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                     12.19%               4.79%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                  13.18%               2.94%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Blend Portfolio                    3.51%2               7.26%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Large-Cap Value Portfolio                    0.11%2               4.52%                 N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Value Portfolio                              7.88%               (4.88)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Portfolio                   13.48%2              (12.36)%               N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
International Equity Portfolio              (1.46)%              (1.66)%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
Focus Portfolio3                              N/A3                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------

----------------
(1) Previously designated as Class C shares other than for the Focus Portfolio.
(2) From date of inception of October 15, 1997.
(3) From date of inception of June 1, 1998.

         Each Portfolio may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

COMPARISONS

         Each Portfolio may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Portfolio. The following references may be used:

               a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

               b) Standard & Poor's 500 Composite Stock Price Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

               c) Standard & Poor's 100 Stock Index -- an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

               d) The NYSE composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

               e) Wilshire 5000 Equity Index or its component indices --represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

               f) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

               g) CDA Mutual Fund Report, published by CDA Investment Technologies, analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

               h) Mutual Fund Source Book, Principia and other publications and information services provided by Morningstar, Inc. -- analyzes price, risk and total return for the mutual fund industry.

               i) Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

               j) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.

               k) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates -- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

               l) Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

               m)     Shearson-Lehman Municipal Bond Index and
                      Government/Corporate Bond Index -- unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

               n) Salomon GNMA Index published by Salomon Brothers Inc. -- Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.

               o) Salomon Mortgage Pass-Through Index published by Salomon Brothers Inc. --Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.

               p) Value Line Geometric Index -- broad based index made up of approximately 1700 stocks each of which have an equal weighting.

               q) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

               r) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.

               s) Salomon Brothers High Grade Corporate Bond Index --consists of publicly issued, non-convertible corporate bonds rated "AA" or "AAA." It is a value-weighted, total return index, including approximately 800 issues.

               t) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

               u) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

              Australian Dollars                        Netherlands Guilders
              Canadian Dollars                          Swiss Francs
              European Currency Units                   UK Pound Sterling
              French Francs                             U.S. Dollars

              Japanese Yen                              German Deutsche Marks

               v) J.P. Morgan Global Government Bond Index -- a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.

               w) Shearson Lehman Long-Term Treasury Bond Index -- is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

               x) NASDAQ Industrial Index -- is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

               y) The MSCI Combined Far East Free ex Japan Index -- a market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.

               z) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

               aa) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

               bb) Russell 2000 and 3000 Indices -- represents the top 2,000 and the top 3,000 stocks, respectively, traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

               cc) Russell Midcap Growth Index -- contains those Russell Midcap securities with a greater-than-average growth orientation. The stocks are also members of the Russell 1000 Growth Index, the securities in which tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Portfolio's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Portfolio to calculate its figures. Specifically, a Portfolio may compare its performance to that of certain indices that include securities with government guarantees. However, a Portfolio's shares do not contain any such guarantees. In addition, there can be no assurance that a Portfolio will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Each Portfolio intends to distribute to the registered holders of its shares substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Portfolio intends to distribute any net capital gains from the sale of assets held for more than 12 months in excess of any net short-term capital losses. The current policy of each Portfolio other than the Large-Cap Blend Portfolio, is to pay investment income dividends, if any, at least annually. Large-Cap Blend Portfolio's current policy is to pay investment income dividends, if any, on a quarterly basis. Each Portfolio intends to pay net capital gains, if any, annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains.

         Distributions will be paid in additional Portfolio shares based on the net asset value at the close of business on the ex-dividend or reinvestment date, unless the dividends total in excess of $10.00 per distribution period and the shareholder notifies the Portfolio at least five business days prior to the payment date to receive such distributions in cash.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes. Each Portfolio intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Portfolio generally must, among other things, (a) derive at least 90% of its gross income from the sales or other disposition of securities, dividends, interest, proceeds from loans of stock or securities and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

         As a regulated investment company, each Portfolio will not be subject to U.S. Federal income tax on its income and capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. Each Portfolio intends to distribute sufficient income to meet this qualification requirement.

         Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each

Portfolio must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and
(3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if actually paid during such year. Additionally, a distribution will be treated as paid on December 31 of a calender year if it is declared by a Portfolio in October, November or December of such year, payable to shareholders of record on a date in such month and paid by such Portfolio during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

         Distributions of net investment income and short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. The portion of such dividends received from each Portfolio that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Portfolio's gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each fiscal year. It is not anticipated that the dividends paid by the International Equity Portfolio will be eligible for the dividends-received deduction. Distributions of net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options), if any, are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Under certain circumstances (such as the exercise of an exchange privilege), the tax effect of sales load charges imposed on the purchase of shares in a regulated investment company is deferred if the shareholder does not hold the shares for at least 90 days.

         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio's assets to be invested in various countries is not known. Only the International Equity Portfolio is anticipated to qualify to pass through to its shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Portfolio. If more than 50% in value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Portfolio will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations and the Portfolio and the shareholders satisfying certain holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Of course, certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in the Portfolio. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Portfolio's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts, foreign currency gains or losses from futures contracts that are not "regulated futures contracts" and from unlisted non-equity options, gains or losses from sale of currencies or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition generally also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to make any ordinary dividend distributions, and any distributions made in the same taxable year may be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Portfolio shares. In certain cases, a Portfolio may be entitled to elect to treat foreign currency gains on forward or futures contracts, or options thereon, as capital gains.

         The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts which a Portfolio may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in over-the-counter options generally constitute short-term capital gains or losses. When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

         A substantial portion of each Portfolio's transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle consisting of a listed option, futures contract, or option on a futures contract and of U.S. Government securities would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Portfolio when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

         Code Section 1259 requires the recognition of gain (but not loss) if a Portfolio makes a "constructive sale" of an appreciated financial position (e.g., stock). A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

         Each Portfolio may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

         A Portfolio may be required to backup withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability. Any distributions of net investment income or short-term capital gains made to a foreign shareholder will be subject to U.S. withholding tax of 30% (or a lower treaty rate if applicable to such shareholder).

         Each of the Large-Cap Growth Portfolio, Aggressive Growth Portfolio and International Equity Portfolio may, from time to time, invest in "passive foreign investment companies" (PFICs). A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If any such Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC. If the election is in effect, at the end of the Fund's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Any gains resulting from such elections will be treated as ordinary income. No loss will be recognized on PFIC stock. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each of the Large-Cap Blend and Value Portfolios may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in each Portfolio. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

                                RETIREMENT PLANS

         Shares of each Portfolio are eligible to be purchased in conjunction with various types of qualified retirement plans. The summary below is only a brief description of the federal income tax laws for each plan and does not purport to be complete. Further information or an application to invest in shares of a Portfolio by establishing any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that a shareholder considering any retirement plan consult a tax adviser before participating.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit sharing plans for employees. Shares of a Portfolio may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans, as well as by corporate plans. Each business retirement plan provides tax advantages for owners and participants. Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

TAX-SHELTERED CUSTODIAL ACCOUNTS. Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to purchase shares of a Portfolio and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA). Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, commonly referred to as SEP-IRA. Section 408A of the Code treats Roth IRAs as IRAs subject to certain special rules applicable thereto. IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount if any, entitled to be contributed on a deductible basis, and the time in which distributions would be allowed to commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SARSEP). This plan was introduced by a provision of the Tax Reform Act of 1986 as a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck before tax deductions and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE IRA"). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions on earnings until they are withdrawn.

ROTH IRA. This plan, introduced by Section 302 of the Taxpayer Relief Act of 1997, generally permits individuals with adjusted gross income of up to $95,000, and married couples with joint adjusted gross income of up to $150,000, to contribute to a "Roth IRA." Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

EDUCATION IRA. Established by the Taxpayer Relief Act of 1997, under Section 530 of the Code, this plan permits individuals to contribute to an IRA on behalf of any child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

                              DESCRIPTION OF SHARES

         Ownership of the Fund is represented by shares of common stock. The total number of shares that the Fund has authority to issue is one billion (1,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to one hundred thousand dollars ($100,000.00).

         Currently, nine Portfolios of shares of the Fund have been authorized pursuant to the Fund's Articles of Incorporation ("Articles"): the Large-Cap Growth Portfolio, the Mid-Cap Growth Portfolio, the Aggressive Growth Portfolio, the Large-Cap Blend Portfolio, the Large-Cap Value Portfolio, the Value Portfolio, the Small-Cap Value Portfolio, International Equity Portfolio and the Focus Portfolio. The Large-Cap Growth Portfolio, the Mid-Cap Growth Portfolio, the Large-Cap Blend Portfolio and the Focus Portfolio are divided into three classes of shares, designated as Class A, Class B and Class II. The Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio are divided into four classes of shares, designated as Class A, Class B, Class II and Class Z. The Directors may authorize the creation of additional Portfolios of shares so as to be able to offer to investors additional investment portfolios within the Fund that would operate independently from the Fund's present Portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each Portfolio of the Fund's shares represents the interests of the shareholders of that Portfolio in a particular portfolio of Fund assets. In addition, the Directors may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

         Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Fund need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Fund. In addition, the Directors may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All Portfolios of shares will vote with respect to certain matters, such as election of Directors. When all Portfolios are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Portfolio's policies, only shareholders of the Portfolios affected by the matter may be entitled to vote.

         The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an ongoing account maintenance and service fee,
(iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B Shares, (v) Class II shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee and a CDSC, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vii) Class Z shares are not subject to any sales charge or any distribution, account maintenance or service fee, and
(viii) each class of shares will be exchangeable only into the same class of shares of any other Portfolio or other SunAmerica Funds that offer that class. All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued, are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Fund. In addition, shares have no conversion rights, except as described above.

         The Articles provide, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted (as limited by the 1940
Act) that no Director or officer of the Fund shall be personally liable to the Fund or to stockholders for money damages. The Articles provide that the Fund shall indemnify (i) the Directors and officers, whether serving the Fund or its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force (as limited by the 1940 Act), including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Fund's By-laws and be permitted by law. The duration of the Fund shall be perpetual.

                             ADDITIONAL INFORMATION

COMPUTATION OF OFFERING PRICE PER SHARE


         The following is the offering price calculation for each Class of shares of the Portfolios. The Class A, Class B, Class II and Class Z calculations are based on the value of each Portfolio's net assets and number of shares outstanding on October 31, 1998.



                                     Large-Cap Growth Portfolio                          Mid-Cap Growth Portfolio
                                     --------------------------                          ------------------------
                               Class A          Class B        Class II +        Class A         Class B        Class II +
                               -------          -------        ----------        -------         -------        ----------
Net Assets...............    $14,390,066     $26,124,601      $7,316,912      $32,115,106      $58,554,908      $9,481,717

Number of Shares
Outstanding..............      1,048,668       1,917,807         537,327        2,199,202        4,061,345         656,930

Net Asset Value Per
Share (net assets
divided by number of
shares) .................         $13.72          $13.62          $13.62           $14.60           $14.42          $14.43

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)*..................          $0.84              **               -            $0.89               **               -

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                               **                                                **

Offering Price...........         $14.56              --               -           $15.49                -              --
-----------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                    Aggressive Growth Portfolio                        Large-Cap Blend Portfolio
                                    ---------------------------                        -------------------------
                             Class A       Class B        Class II+     Class Z     Class A         Class B        Class II+
                             -------       -------        ---------     -------     -------         -------        ---------
Net Assets..............     $55,925,401   $74,997,930    $10,567,839   $345,813    $9,798,860      $16,156,670     $2,490,676

Number of Shares
Outstanding ............       3,388,419     4,602,575        648,532     20,866       751,202        1,246,409        192,271

Net Asset Value Per
Share (net assets
divided by number
of shares) .............          $16.50        $16.29         $16.30     $16.57        $13.04           $12.96         $12.95



Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* ................           $1.01            **            -           -          $0.80               **              -

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                             **                        -                              **
Offering Price..........          $17.51            --            -         $16.57       $13.84              --             --

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                                      Large-Cap Value Portfolio
                                                      -------------------------
                                      Class A          Class B        Class II+        Class Z
                                      -------          -------        ---------        -------
Net Assets.......................    $12,921,581      $28,149,561      $5,822,783      $206,982

Number of Shares
Outstanding .....................      1,026,206        2,250,172         465,494        16,377

Net Asset Value Per
Share (net assets
divided by number of
shares) .........................         $12.59           $12.51          $12.51        $12.64

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* .........................          $0.77               **              --            --

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                                        **                            --
Offering Price..................          $13.36               --              --        $12.64

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                                          Value Portfolio
                                                          ---------------
                                      Class A          Class B        Class II+        Class Z
                                      -------          -------        ---------        -------
Net Assets.......................    $71,155,953     $111,030,100     $15,260,248      $100,434

Number of Shares
Outstanding .....................      4,743,248        7,498,100       1,030,596         6,680

Net Asset Value Per
Share (net assets
divided by number of
shares) .........................         $14.99           $14.81          $14.81        $15.04

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* .........................          $0.91               **              --            --

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                                        **                            --
Offering Price..................          $15.90               --              --         $15.04


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                     Small-Cap Value Portfolio
                                     -------------------------
                              Class A          Class B        Class II+        Class Z
                              -------          -------        ---------        -------
Net Assets...............    $15,051,048      $25,953,780      $5,968,570      $144,837

Number of Shares
Outstanding .............      1,391,561        2,417,534         555,667        13,801

Net Asset Value Per
Share (net assets
divided by number of
shares) .................         $10.82           $10.74          $10.74        $10.85

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* .................          $0.66               **              --            --

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                                 **                           --
Offering Price...........         $11.48               --               -        $10.85
-----------------------


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                                    International Equity Portfolio
                                                    ------------------------------
                                      Class A          Class B        Class II+        Class Z
                                      -------          -------        ---------        -------
Net Assets.......................    $28,417,391      $44,817,267      $7,982,198       $144,837

Number of Shares
Outstanding .....................      2,324,757        3,962,716         661,550         11,801

Net Asset Value Per
Share (net assets
divided by number of
shares) .........................         $12.22           $12.07          $12.07         $12.27

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* .........................          $0.75               **              --            --

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                                        **                            --
Offering Price..................          $12.97               --              --         $12.27



-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                                           Focus Portfolio
                                           ---------------
                              Class A          Class B         Class II+
                              -------          -------         ---------
Net Assets...............    $29,770,444      $45,816,809      $35,386,676

Number of Shares
Outstanding .............      2,362,782        3,647,704        2,817,537

Net Asset Value Per
Share (net assets
divided by number of
shares) .................         $12.60           $12.56           $12.56

Sales charge for
Class A Shares:
5.75% of offering
price (6.10% of net
asset value per
share)* .................          $0.77               **            $0.13

Sales charge for
Class II Shares:
1.00% of offering
price (1.01% of net
asset value per
share)*                                                 **
Offering Price...........         $13.37               --           $12.69


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ Class II shares (previously designated as Class C shares other than for the Focus Portfolio) may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

REPORTS TO SHAREHOLDERS. The Fund sends audited annual and unaudited semi-annual reports to shareholders of each of the Portfolios. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Fund to confirm transactions in the account.

CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Portfolios and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, has been selected to serve as the Fund's independent accountants and in that capacity examines the annual financial statements of the Fund. The firm of Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Fund.

                              FINANCIAL STATEMENTS

         The Fund's audited financial statements are incorporated into this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 858-8850 or writing the Fund at SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

         AAA Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   Appendix-1

         CA Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         --  Leading market positions in well established industries
         --  High rates of return on funds employed
         -- Conservative capitalization structures with moderate reliance on debt and ample asset protection
         -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation
         -- Well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound,

                                   Appendix-2
will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

         Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

         A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The

                                   Appendix-3
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

         The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

                  Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                                   Appendix-4

         CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         CI The rating CI is reserved for income bonds on which no interest is being paid.

         D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

         * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                                   Appendix-5

         Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

         B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

                                   Appendix-6

         The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   Appendix-7

                                     PART C

                                OTHER INFORMATION


Item 23:          Exhibits.


(a)      (i)      Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration
                  Statement on Form N-1A (File No. 333-11283) filed on
                  August 30, 1996.



         (ii) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.



         (iii) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.



         (iv) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.


(b) By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)      (i)      Investment Advisory and Management Agreement between
                  Registrant and SunAmerica Asset Management Corp
                  ("SunAmerica").


         (ii) Form of Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc.


         (iii) Form of Subadvisory Agreement between SunAmerica and Bankers Trust Company.


         (iv) Form of Subadvisory Agreement between SunAmerica and Berger Associates, Inc.


         (v) Form of Subadvisory Agreement between SunAmerica and David L. Babson & Co., Inc.


         (vi) Form of Subadvisory Agreement between SunAmerica and Davis Selected Advisers, L.P.


         (vii) Form of Subadvisory Agreement between SunAmerica and Bramwell Capital Management, Inc.


         (viii) Form of Subadvisory Agreement between SunAmerica and The Glenmede Trust Company.


         (ix) Form of Subadvisory Agreement between SunAmerica and Janus Capital Corporation.


         (x) Form of Subadvisory Agreement between SunAmerica and Jennison Associates LLC.


         (xi) Form of Subadvisory Agreement between SunAmerica and Lazard Asset Management.


         (xii) Form of Subadvisory Agreement between SunAmerica and L. Roy Papp & Associates.


         (xiii) Form of Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC.


         (xiv) Form of Subadvisory Agreement between SunAmerica and Miller Anderson & Sherrerd, LLP.


         (xv) Form of Subadvisory Agreement between SunAmerica and Montag & Caldwell, Inc.


         (xvi) Form of Subadvisory Agreement between SunAmerica and Morgan Stanley Asset Management Inc. (now known as Morgan Stanley Dean Witter Investment Management).


         (xvii) Form of Subadvisory Agreement between SunAmerica and Neuberger Berman, LLC.


         (xviii) Form of Subadvisory Agreement between SunAmerica and Rowe Price-Fleming International, Inc.


         (xix) Form of Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc.

         (xx) Form of Subadvisory Agreement between SunAmerica and Warburg Pincus Asset Management, Inc.


         (xxi) Form of Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP.



(e)      (i)      Distribution Agreement.


         (ii) Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on December 30, 1998.



(f) Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.



(g) Custodian Agreement. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.



(h)      (i)      Service Agreement. Incorporated herein by reference to Exhibit
                  9(a) of Pre- Effective Amendment No. 1 to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.



         (ii)     Transfer Agency Agreement. Incorporated herein by reference to
                  Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.


(i) Opinion of Counsel to the Registrant. Incorporated herein by reference to Exhibit 10 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No.
         333-11283) filed on November 14, 1996.


(j)      Consent of Independent Accountants.

(k)      Not applicable.

(l)      Not applicable.


(m)      (i)   Form of Rule 12b-1 Plan for Class A Shares.


         (ii)  Form of Rule 12b-1 Plan for Class B Shares.


         (iii) Form of Rule 12b-1 Plan for Class II Shares.


(n)      Financial Data Schedules.



(o)      (i)      18f-3 Plan. Incorporated herein by reference to Exhibit
                  5(b)(15) of Post- Effective Amendment No. 11 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on June 15, 1998.

         (ii)     Powers of Attorney. Incorporated herein by reference to
                  Exhibit 17(a) of Pre- Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.


Item 24. Persons Controlled by or Under Common Control with Registrant


         There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification

         5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

         5.02 Procedure for Indemnification. Any indemnification under Section
5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

         5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

         5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

         5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                  Section 8 of the Article of Incorporation provides as follows:

                  (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 26. Business and other Connections of Investment Adviser

         SunAmerica is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

         American Century Investment Management, Inc.; Bankers Trust Company; Berger Associates, Inc.; David L. Babson & Co., Inc.; Davis Selected Advisers, L.P.; Bramwell Capital Management, Inc.; The Glenmede Trust Company; Janus Capital Corporation; Jennison Associates LLC; Lazard Asset Management; L. Roy Papp & Associates; Marsico Capital Management, LLC; Miller Anderson & Sherrerd, LLP; Montag & Caldwell, Inc.; Morgan Stanley Dean Witter Investment Management; Neuberger Berman, LLC.; Perkins, Wolf, McDonnell & Company; Rowe-Price Fleming International, Inc.; T. Rowe Price Associates, Inc.; Warburg Pincus Asset Management, Inc.; and Wellington Management Company, LLP; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:

                                                                       File No.
                                                                       --------
         American Century Investment Management, Inc.                  801-08174
         Berger Associates, Inc.                                       801-09451
         David L. Babson & Co., Inc.                                   801-00241
         Davis Selected Advisers, L.P.                                 801-31648
         Bramwell Capital Management, Inc.                             801-46036
         Janus Capital Corporation                                     801-13991
         Jennison Associates LLC                                       801-05608
         Lazard Asset Management                                       801-6568
         L. Roy Papp & Associates                                      801-35594
         Marsico Capital Management, LLC                               801-54914
         Miller Anderson & Sherrerd, LLP                               801-10437
         Montag & Caldwell, Inc.                                       801-15398
         Morgan Stanley Dean Witter Investment Management              801-15757
         Neuberger Berman, LLC                                         801-03908
         Perkins, Wolf, McDonnell & Company                            801-19974
         Rowe-Price Fleming International, Inc                         801-14713
         T. Rowe Price Associates, Inc.                                801-00856

         Warburg Pincus Asset Management, Inc.                         801-07321

         Wellington Management Company, LLP                            801-15908

         Reference is made to Post-Effective Amendment No. 26 to BT Investment Funds' Registration Statement on Form N-1A (File No. 33-07404) filed on October 26, 1998 for a description of the names and employment of the directors and officers of Bankers Trust Company.

         Reference is made to Post-Effective Amendment No. 26 to The Glenmede Fund, Inc.'s Registration Statement on Form N-1A (File No. 33-22884) filed on March 2, 1998 for a description of the names and employment of the directors and officers of The Glenmede Trust Company.

Item 27. Principal Underwriters

         (a) The principal underwriter of the Registrant also acts as principal underwriter for:

                  SunAmerica Income Funds

                  SunAmerica Money Market Funds, Inc.
                  SunAmerica Equity Funds

         (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Shares:

-----------------------------------------------------------------------------------------------------------------
          Name and Principal
           Business Address                   Position With Underwriter              Position with the Registrant
-----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck                        Director                                Director and President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------------------------------
J. Steven Neamtz                        President and Director                  Vice President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------------------------------
Robert M. Zakem                         Executive Vice President, General       Secretary and Chief Compliance
The SunAmerica Center                   Counsel and Director                    Officer
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------------------------------
Susan L. Harris                         Secretary                               None
SunAmerica, Inc.
1 SunAmerica Center
Los Angeles, CA 90067-6022
-----------------------------------------------------------------------------------------------------------------
Debbie Potash-Turner                    Controller                              None
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------------------------------

         (c)      Not applicable.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica Asset Management Corp., ("SunAmerica") is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SunAmerica has contracted with Callan Associates, Inc. ("Callan") to compile historical performance data relating to the Advisers, both individually and on a composite basis. Registrant's records relating thereto are maintained by Callan. Callan is located at 71 Stevenson Street, Suite 1300, San Francisco, CA 94105.

         American Century Investment Management, Inc. is located at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

         Bankers Trust Company is located at 130 Liberty Street (One Bankers Trust Plaza), New York 10006.

         Berger Associates, Inc. is located at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

         David L. Babson & Co., Inc. is located at One Memorial Drive, Cambridge, Massachusetts 02142-1300.

         Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Santa Fe, New Mexico 87501.

         Bramwell Capital Management, Inc. is located at 745 Fifth Avenue, New York, NY 10151.

         The Glenmede Trust Company is located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103-7391.

         Janus Capital Corporation is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

         Jennison Associates LLC is located at 466 Lexington Avenue, New York, NY 10017.

         Lazard Asset Management is located at 30 Rockefeller Plaza, New York, New York 10112.

         L. Roy Papp & Associates is located at 4400 North 32nd Street, Suite 280, Phoenix, Arizona 85018.

         Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, CO 80202.

         Miller Anderson & Sherrerd, LLP is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.

         Montag & Caldwell, Inc. is located at 3343 Peachtree Road, NE, Suite 1100, Atlanta, Georgia 30326-1022.

         Morgan Stanley Dean Witter Investment Management is located at 1221 Avenue of the Americas, New York, NY 10020.

         Neuberger Berman, LLC is located at 605 Third Avenue, New York, New York 10158-0180.

         Perkins, Wolf, McDonnell & Company is located at 53 West Jackson Boulevard, Suite 818, Chicago, Ilinois 60604

         Rowe Price-Fleming International, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         Warburg Pincus Asset Management, Inc. is located at 466 Lexington Avenue, New York, New York, 10017- 3147.

         Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.

Each of the Advisers maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement under Rule 485 (b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on 25th of February 1999.

                                                 Style Select Series, Inc.

                                                 By: /s/ Peter A. Harbeck
                                                     ---------------------------

                                                     Peter A. Harbeck
                                                     President

         Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


/s/ Peter A. Harbeck                 President and Director                 February 25, 1999
------------------------------       (Principal Executive Officer)
Peter A. Harbeck


                  *                  Treasurer
------------------------------       (Principal Financial and
Peter C. Sutton                      Accounting Officer




                  *                  Director
-------------------------------
S. James Coppersmith


                  *                  Director
------------------------------
Samuel M. Eisenstat


                  *                  Director
------------------------------
Stephen J. Gutman


                  *                  Director
------------------------------
Sebastiano Sterpa


*By: /s/ Robert M. Zakem                                                    February 25, 1999
------------------------------
Attorney-in-Fact
Robert M. Zakem

                            STYLE SELECT SERIES, INC.
                                  EXHIBIT INDEX


Exhibit
Number             Exhibit
------             -------


(d)      (i)       Investment Advisory and Management Agreement between
                   Registrant and SunAmerica Asset Management Corp
                   ("SunAmerica").


         (ii)      Form of Subadvisory Agreement between SunAmerica and
                     American Century Investment Management, Inc.


         (iii) Form of Subadvisory Agreement between SunAmerica and Bankers Trust Company.


         (iv) Form of Subadvisory Agreement between SunAmerica and Berger Associates, Inc.


         (v)       Form of Subadvisory Agreement between SunAmerica and David
                   L. Babson & Co., Inc.


         (vi) Form of Subadvisory Agreement between SunAmerica and Davis Selected Advisers, L.P.


         (vii) Form of Subadvisory Agreement between SunAmerica and Bramwell Capital Management, Inc.


         (viii) Form of Subadvisory Agreement between SunAmerica and The Glenmede Trust Company


         (ix) Form of Subadvisory Agreement between SunAmerica and Janus Capital Corporation


         (x) Form of Subadvisory Agreement between SunAmerica and Jennison Associates LLC.


         (xi) Form of Subadvisory Agreement between SunAmerica and Lazard Asset Management


         (xii) Form of Subadvisory Agreement between SunAmerica and L. Roy Papp & Associates.


         (xiii) Form of Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC.


         (xiv) Form of Subadvisory Agreement between SunAmerica and Miller Anderson & Sherrerd, LLP.


         (xv) Form of Subadvisory Agreement between SunAmerica and Montag & Caldwell, Inc.


         (xvi) Form of Subadvisory Agreement between SunAmerica and Morgan Stanley Asset Management Inc. (now known as Morgan Stanley Dean Witter Investment Management).


         (xvii) Form of Subadvisory Agreement between SunAmerica and Neuberger Berman, LLC.


         (xviii) Form of Subadvisory Agreement between SunAmerica and Rowe Price-Fleming International, Inc.


         (xix) Form of Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc.


         (xx) Form of Subadvisory Agreement between SunAmerica and Warburg Pincus Asset Management, Inc.


         (xxi) Form of Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP.


(e)      (i)       Distribution Agreement.



(j)                Consent of Independent Accountants.


(m)      (i)       Form of Rule 12b-1 Plan for Class A Shares.


         (ii)      Form of Rule 12b-1 Plan for Class B Shares.


         (iii)     Form of Rule 12b-1 Plan for Class II Shares.


(n)                Financial Data Schedules.